                                                       REGISTRATION NO. 33-10248


                          SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C.

                           POST EFFECTIVE AMENDMENT NO. 15

                                          TO

                                       FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                        OF SECURITIES OF UNIT INVESTMENT TRUST
                              REGISTERED ON FORM N-8B-2

A.   Exact name of Trust: Separate Account SL

B.   Name of depositor: SAFECO Life Insurance Company

C.   Complete address of depositor's principal executive offices:
          15411 N.E. 51st St., Redmond, Washington 98052

D.   Name and address of agent for service:

          William E. Crawford, Esq.
          SAFECO Life Insurance Company
          15411 N.E. 51st Street
          Redmond, Washington 98052

     Copies to:

          Leslie A. Harrison
          SAFECO Corporation
          SAFECO Plaza
          Seattle, WA 98185

E.   Title and amount of securities being registered:
          Individual Flexible Premium Variable Life Insurance Policies

Approximate Date of Proposed Public Offering:
     As soon as is practicable after Effective Date.

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
     [X] on April 30, 1998 pursuant to paragraph (b) of Rule 485.
     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.
     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485.
     [ ] 75 days after filing pursuant to paragraph (a)(i)
     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. Registrant filed the Rule 24f-2 Notice for the most recent fiscal year on or about March 28, 1998.

                          CROSS REFERENCE TO ITEMS REQUIRED
                                    BY FORM N-8B-2


N-8B-2 ITEMS                                 CAPTION IN PROSPECTUS
------------                                 ---------------------

1.                                           SAFECO, The Separate Account
2.                                           SAFECO
3.                                           Not Applicable
4.                                           Distribution of the Policies
5.                                           The Separate Account
6.(a)                                        Not Applicable
6.(b)                                        Not Applicable
9.                                           Legal Proceedings
10.                                          The Policy
11.                                          Variable Insurance Products Funds
12.                                          Variable Insurance Products Funds
13.                                          Charges and Deductions
14.                                          The Policy
15.                                          The Separate Account
16.                                          Variable Insurance Products Funds
17.                                          Policy Benefits and Rights
18.                                          The Policy
19.                                          Not Applicable
20.                                          Not Applicable
21.                                          Not Applicable
22.                                          Not Applicable
23.                                          Not Applicable
24.                                          Not Applicable
25.                                          SAFECO
26.                                          SAFECO
27.                                          SAFECO
28.                                          SAFECO
29.                                          SAFECO
30.                                          SAFECO
31.                                          Not Applicable
32.                                          Not Applicable
33.                                          Not Applicable
34.                                          Not Applicable
35.                                          Not Applicable
36.                                          SAFECO
37.                                          Not Applicable
38.                                          Distribution of the Policies
39.                                          Distribution of the Policies
40.                                          Not Applicable
41.(a)                                       Distribution of the Policies
42.                                          Not Applicable
43.                                          Not Applicable
44.                                          The Policy
45.                                          Not Applicable
46.                                          Policy Benefits and Rights
47.                                          Not Applicable
48.                                          Not Applicable
49.                                          Not Applicable
50.                                          Not Applicable
51.                                          SAFECO, The Policy
52.                                          Variable Insurance Products Funds
53.                                          Tax Status
54.                                          Financial Statements
55.                                          Not Applicable

INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE LIFE INSURANCE POLICY
------------------------------------------------------------------------

This Prospectus describes an individual flexible premium variable life insurance policy ("Policy"). The Policy is designed for the maximum flexibility in meeting the insurance needs of individuals. The Policy provides death protection until the Policy Anniversary following the Primary Insured's 95th birthday, at which time SAFECO will pay the value of the Policy Account, less any outstanding indebtedness.

Net premiums will be placed in the Owner's Policy Account, which are then allocated to one or more Investment Divisions of SAFECO Life Insurance Company's ("SAFECO") Separate Account SL ("Separate Account") and/or to SAFECO's Guaranteed Interest Division.

The Separate Account has Investment Divisions, each of which invests in shares of a corresponding portfolio of Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II, Lexington Natural Resources Trust, Lexington Emerging Markets Fund, Inc., and SAFECO Resource Series Trust, collectively, the "Funds." The shares of Fidelity's Variable Insurance Products Fund III are not available in connection with the policies described in this prospectus. (See "The Separate Account" on Page 5 for further information.)

Fidelity's Variable Insurance Products Fund ("VIP") is a mutual fund comprised of five portfolios, each of which is currently available in connection with the Policies. The five portfolios are: VIP Money Market, VIP High Income, VIP Equity-Income, VIP Growth and VIP Overseas.

Fidelity's Variable Insurance Products Fund II ("VIPII") is a mutual fund comprised of five portfolios, each of which is currently available in connection with the Policies. The five portfolios are: VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth, and VIPII Contrafund.

Lexington Natural Resources Trust and the Lexington Emerging Markets Fund, Inc. ("Lexington Emerging Markets Fund") each consist of only one portfolio which are offered hereunder; the Lexington Natural Resources Portfolio and the Lexington Emerging Markets Portfolio, respectively.

SAFECO Resource Series Trust ("SAFECO RST") currently consists of six portfolios, four of which are currently available in connection with the Policies. The four portfolios are: Equity, Growth, Northwest and Bond.

The Guaranteed Interest Division is part of SAFECO's general account.

The portion of the Policy Account that is in an Investment Division of the Separate Account will vary depending on the value of such Investment Division, which in turn depends on the investment performance of the corresponding portfolio of the Funds. There are no minimum guarantees as to the value of such portion of the Policy Account. The portion of the Policy Account that is in the Guaranteed Interest Division will accumulate, after deductions, at a rate of interest determined by SAFECO. Such rate will not be less than 4% per year.

It may not be advantageous to purchase the Policy as a replacement for another type of life insurance. It also may not be advantageous to purchase flexible premium variable life insurance to obtain additional insurance protection if the purchaser already owns another flexible premium life insurance policy.

The amount of death benefit, or the duration of insurance coverage, or both, may be variable or fixed as elected by the Owner.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY CURRENT PROSPECTUSES FOR FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND, FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II, LEXINGTON NATURAL RESOURCES TRUST, LEXINGTON EMERGING MARKETS FUND, INC., AND SAFECO RESOURCE SERIES TRUST.

THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.
--------------------------------------------------------------------------------

                                     ( i )

GLOSSARY

ADMINISTRATIVE OFFICE

Refers to the office where all requests should be addressed. The address of the Administrative Office is P.O. Box 290752, Wethersfield, Connecticut 06129-0752. The phone number is 1-800-982-3656.

ATTAINED AGE

Age of insured on most recent Policy Anniversary.

BENEFICIARY

The Beneficiary is as named in the application, unless later changed. The Beneficiary is entitled to the insurance benefits of the Policy.

CASH SURRENDER VALUE

The Cash Surrender Value on any date is equal to the amount in the Policy Account on that date minus any applicable surrender charge.

EFFECTIVE DATE

The Effective Date is the date when insurance coverage begins under the Policy.

FACE AMOUNT OF INSURANCE

The amount chosen by the Owner used to determine the death benefit.

FINAL POLICY DATE

The date on which SAFECO will pay the value of the Policy Account less any outstanding indebtedness if the Policy is in effect on such date.

GUARANTEED INTEREST DIVISION

The Guaranteed Interest Division is part of SAFECO's general account and guarantees the principal and interest rate paid.

INVESTMENT DIVISION

A Division of the Separate Account invested wholly in shares of one of the portfolios of the Funds.

MAXIMUM PREMIUM

The annual premium for the Face Amount of Insurance at issue that would be payable in equal amounts through the Final Policy Date and which is based on: the guaranteed cost of insurance using the 1980 Commissioner's Standard Ordinary Mortality Table, the other charges made in accordance with the Policy, and the net investment earnings at an effective annual rate of 5%.

NET CASH SURRENDER VALUE

The Net Cash Surrender Value is equal to the Cash Surrender Value minus any loan and loan interest.

OWNER

The Owner is the Primary Insured unless named otherwise in the application or later changed.

POLICY ACCOUNT

The sum of the value of Policy assets both in the Guaranteed Interest Division and the Separate Account.

POLICY ANNIVERSARY

The same day and month as the Effective Date, day and month, for each year the Policy remains in effect.

POLICY MONTH

A period of time commencing on the same day of the month as the Effective Date and ending on the day preceding the same day of the next month.

                                     ( ii )

POLICY YEAR

The first Policy Year starts on the Effective Date. Future Policy Years start on the same day and month in each subsequent year, i.e., the Policy Anniversary.

PRIMARY INSURED

The insured person whose death benefit includes the Policy Account.

SEPARATE ACCOUNT

A segregated asset account named SAFECO Separate Account SL, maintained by SAFECO into which a portion of its assets has been allocated for the Accumulation Life Policies and certain other policies.

UNIT VALUE

The unit of measure used to determine the value of the Investment Divisions in the Separate Account.

                                    ( iii )

TABLE OF CONTENTS

                                                                                                  PAGE
SUMMARY.......................................................................................          1
SAFECO........................................................................................          5
        Advertising and Performance...........................................................          5

THE SEPARATE ACCOUNT..........................................................................          5

SEPARATE ACCOUNT INVESTMENT DIVISIONS.........................................................          6

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS..........................................          6
        Fidelity's Variable Insurance Products Fund Investment Objectives and Policies of the
        Portfolios............................................................................          6
        Fidelity's Variable Insurance Products Fund II Investment Objectives and Policies of
        the Portfolios........................................................................          7
        Lexington Natural Resources Trust Investment Objectives and Policies of the
        Portfolio.............................................................................          8
        Lexington Emerging Markets Fund Investment Objectives and Policies of the Portfolio...          9
        SAFECO Resource Series Trust Investment Objectives and Policies of the Portfolios.....          9
        Substitution of Securities............................................................          9

ALLOCATIONS...................................................................................          9
PREMIUMS......................................................................................         10
        The Initial Premium...................................................................         10
        Subsequent Premiums...................................................................         10
        Limits................................................................................         10
        Grace Period..........................................................................         10
        Reinstatement.........................................................................         11

CHARGES AND DEDUCTIONS........................................................................         11
        Deductions From Premium Payments......................................................         11
            Premium Tax Charge................................................................         11
            Sales Loads.......................................................................         11
        Deductions from Policy Account........................................................         11
              First Year Administrative Charge................................................         11
              Monthly Charges.................................................................         11
                The Monthly Administrative Charge.............................................         11
                The Monthly Cost of Insurance for Primary Insured.............................         11
                The Monthly Cost of Any Benefits Provided by Riders...........................         12
        Deductions from Separate Account......................................................         12
            Mortality and Expense Risk Charge.................................................         12
            Income Tax Charge.................................................................         12
        Deductions for Other Transactions.....................................................         12
            Transfers Among Investment Options................................................         12
            Increases in Face Amount of Insurance.............................................         12
            Partial Withdrawals...............................................................         12
        Surrender Charges.....................................................................         12
            Full Surrenders...................................................................         12
            Decreases in Face Amount of Insurance.............................................         13
        Fund Expenses.........................................................................         13
            Fidelity's VIP Fund and VIPII Fund................................................         13
            Lexington Natural Resources Trust and Lexington Emerging Markets Fund.............         14
            SAFECO Resource Series Trust......................................................         14
POLICY BENEFITS AND RIGHTS....................................................................         15
        Insurance Benefits....................................................................         15
        Death Benefit.........................................................................         15
        Guaranteed Death Benefit Endorsement..................................................         15

                                     ( iv )

        Changing Face Amount of Insurance or Death Benefit Option.............................         16
        Transfers Among Investment Options....................................................         16
        Policy Loans..........................................................................         17
        Loan Interest.........................................................................         17
        Loan Repayment........................................................................         18
        Full Cash Surrender...................................................................         18
        Partial Cash Withdrawal...............................................................         18
VALUATION.....................................................................................         18
OTHER PROVISIONS..............................................................................         19
        Owner.................................................................................         19
        Beneficiary...........................................................................         19
        Changing Owner or Beneficiary.........................................................         19
        Assignment............................................................................         19

ADMINISTRATION OF THE POLICIES................................................................         19

DELAY OF PAYMENTS.............................................................................         20
MANAGEMENT OF THE COMPANY.....................................................................         20
TAX STATUS....................................................................................         21
        Introduction..........................................................................         21
        Diversification.......................................................................         21
        Tax Treatment of the Policy...........................................................         22
        Policy Proceeds.......................................................................         22
        Tax Treatment of Loans and Surrenders.................................................         22
        Multiple Policies.....................................................................         23
        Tax Treatment of Assignments..........................................................         23
        Qualified Plans.......................................................................         23

SEPARATE ACCOUNT VOTING RIGHTS................................................................         23
        Disregard of Voting Instructions......................................................         24

DISTRIBUTION OF THE POLICIES..................................................................         24

REPORTS TO POLICY OWNERS......................................................................         24
LEGAL PROCEEDINGS.............................................................................         25
EXPERTS.......................................................................................         25
FINANCIAL STATEMENTS..........................................................................         25
YEAR 2000.....................................................................................         25

APPENDIX A -- FINANCIAL STATEMENTS............................................................        A-1

APPENDIX B -- HYPOTHETICAL ILLUSTRATIONS
        Of Death Benefits, Policy Account and Net Cash Surrender Values, and Accumulated
        Premiums..............................................................................        B-1
APPENDIX C -- ILLUSTRATIONS
        Of Variation in Death Benefit, Policy Account and Cash Surrender Values in Relation to
        the Funds' Investment Experience......................................................        C-1

APPENDIX D -- STANDARD AND POOR'S 500.........................................................        D-1

APPENDIX E -- LONG TERM MARKET TRENDS.........................................................        E-1

                                     ( v )

                      [This page intentionally left blank]

                                     ( vi )

SUMMARY
------------------------------------------------------------------------

The following summary of Prospectus information and diagram of the Policy should be read in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy contained in this Prospectus assumes that the Policy is in force and that there is no outstanding indebtedness.

                               DIAGRAM OF POLICY

                                PREMIUM PAYMENTS

                      - You can vary amount and frequency.
                                       /

                            DEDUCTIONS FROM PREMIUMS

                  - Sales load and distribution expense is 3%.

               - Premium tax that varies by state or subdivision.
                                       /

                                  NET PREMIUM

   - You direct the net premium to be invested in the Guaranteed Interest Division (GID) or to the Separate Account which offers sixteen different Investment Divisions. Each Investment Division invests in a separate portfolio of Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II, Lexington Natural Resources Trust, Lexington Emerging Markets Fund or SAFECO Resource Series Trust.
                                       /

                         DEDUCTIONS FROM POLICY ACCOUNT

   - Monthly charge for cost of insurance and cost of any riders.

   - Monthly charge for administrative expenses of $24.00 per month the first year, $4.00 per month thereafter.
                                       /

                        DEDUCTIONS FROM SEPARATE ACCOUNT

   - Daily charge, at an annual rate of 0.90% from the Investment Divisions for mortality and expense risks. This charge is not deducted from the GID.

   - Investment advisory fees and fund expenses are deducted from each portfolio.
                                       /

                                    BENEFITS

 LIVING BENEFITS:

   - Loans may be taken at a zero net interest rate after twelve years.

   - The Policy may be surrendered at any time for its Net Cash Surrender
   Value.

   - Partial withdrawals can be made after the first Policy Year (subject to certain restrictions). The death benefit will be reduced by the amount of the partial withdrawal.

   - Accelerated payment of a portion of the lowest scheduled death benefit is available under certain conditions to insureds suffering from terminal illnesses.

 RETIREMENT BENEFITS:

   - Loans may be taken at a zero net interest rate after twelve years.

   - Partial withdrawals of Cash Surrender Values may be taken.

 DEATH BENEFITS:

   - Death benefits are income tax free to the Beneficiary.

   - Lifetime income to the Beneficiary is available in a variety of settlement options.

   - For certain Policies issued on or after April 29, 1994, a Guaranteed Death Benefit Endorsement may be added to the Policy.

THE POLICY

The Policy described in this Prospectus is a flexible premium variable life insurance policy. The Policy is "flexible" because unlike the fixed premium and benefits of an ordinary whole life insurance policy, the frequency and amount of premium payments can vary, the Owner can choose between death benefit options and increase or decrease the amount of insurance coverage, all within the same policy of insurance.

After SAFECO accepts the Primary Insured, receives at least the minimum initial premium and deducts certain charges, the Policy Account is established. For the first 25 days after the Effective Date, the Policy Account will be allocated to the Money Market Investment Division of the Separate Account. At the end of this 25 day period, the Policy Account will be allocated to the Investment Divisions of the Separate Account and to the unloaned portion of the Guaranteed Interest Division in accordance with the Owner's instructions. The Policy Account reflects the amount and frequency of premium payments, deductions for the cost of insurance and expenses, the investment experience of amounts allocated to the Separate Account, interest earned on amounts allocated to the Guaranteed Interest Division, loans and partial withdrawals. There is no minimum guaranteed value with respect to any amounts allocated to the Separate Account.

The Guaranteed Interest Division guarantees the principal and interest credited and paid. The declared interest rate will vary and is guaranteed to never be less than 4% per year.

The Policy is "variable" because the Policy Account, and under certain circumstances the death benefit under the Policy, may increase or decrease depending upon the investment results of the selected Investment Divisions of the Separate Account.

There are two death benefit options: Option A and Option B. If death benefit Option A is in effect, the death benefit is the greater of the Face Amount of Insurance or a percentage of the amount in the Policy Account. Under this option, the amount of the death benefit is fixed, except when it is determined by such a percentage. If death benefit Option B is in effect, the death benefit is the greater of the Face Amount of Insurance plus the amount in the Policy Account, or a percentage of the amount in the Policy Account. Under this option, the amount of the death benefit is variable. The Owner can change the selection of death benefit option.

SAFECO makes monthly deductions from the Policy Account (i) to cover the cost of the benefits provided by the Policy, (ii) to cover the cost of any benefits provided by riders to the Policy and (iii) for the cost of administering the Policy. If the Net Cash Surrender Value of the Policy is not sufficient to cover the monthly deduction when due, a grace period of 61 days will be allowed for the payment of a premium or a loan repayment. If a premium or a loan repayment sufficient to cover three monthly deductions of cost of insurance plus other charges made in accordance with the Policy is still unpaid at the end of the grace period, the Policy will lapse and all coverage under the Policy will terminate. If the Guaranteed Death Benefit Endorsement has been added to the Policy, then as long as required premiums are paid, the Policy will not terminate prior to the Primary Insured's 80th birthday and a death benefit will be payable upon the death of the Primary Insured regardless of the investment performance of the Investment Divisions selected. (See "Guaranteed Death Benefit Endorsement" on page 15.)

The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Internal Revenue Code of 1986, as amended. However, the law in this regard is very complex and unclear. While every attempt has been made to comply, there is the risk that the Internal Revenue Service will not concur with SAFECO's interpretations of Section 7702 that were made in determining such compliance. For a further discussion, see "Tax Status -- Tax Treatment of the Policy" on Page 22.

THE SEPARATE ACCOUNT

The Separate Account has been established by SAFECO pursuant to the insurance laws of the State of Washington and is organized as a unit investment trust under the Investment Company Act of 1940, as amended. Net premiums are placed in the Owner's Policy Account, which are then allocated to one or more Investment Divisions of the Separate Account and/or to the Guaranteed Interest Division. The Separate Account is divided into Investment Divisions. Each Investment Division invests in portfolio(s) of the Funds. The owner can choose to allocate net premiums or cash value in up to nine of the available sixteen Investment Divisions at any one time.

Fidelity's Variable Insurance Products Fund ("VIP") is a mutual fund comprised of five portfolios, each of which is currently available in connection with the Policies. The five portfolios are: VIP Money Market, VIP High Income, VIP Equity-Income, VIP Growth and VIP Overseas. Some Portfolios are composed of Initial Class shares and Service Class shares sharing the same investment objective. Only Initial Class shares are available in connection with the Policies.

Fidelity's Variable Insurance Products Fund II ("VIPII") is a mutual fund comprised of five portfolios, each of which is currently available in connection with the Policies. The five portfolios are: VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth and VIPII Contrafund. Some Portfolios are composed of Initial Class shares and Service Class shares sharing the same investment objective. Only Initial Class shares are available in connection with the Policies.

Lexington Natural Resources Trust and the Lexington Emerging Markets Fund, Inc. ("Lexington Emerging Markets Fund") each consist of only one portfolio which are offered hereunder; the Lexington Natural Resources Portfolio and the Lexington Emerging Markets Portfolio, respectively.

SAFECO Resource Series Trust ("SAFECO RST") currently consists of six portfolios, four of which are currently available in connection with the Policies. The four portfolios are: Equity, Growth, Northwest and Bond.

RIGHT TO EXAMINE THE POLICY

The Owner may examine the Policy and if for any reason is not satisfied, may cancel the Policy by returning it with a written request for cancellation to SAFECO's Administrative Office by the later of: (a) the 10th day after receipt; or (b) the 45th day after Part I of the application was signed. If the Owner cancels the Policy, SAFECO will refund an amount equal to the premium payments made under the Policy.

CHARGES AND DEDUCTIONS

FROM THE PREMIUM PAYMENTS

PREMIUM TAX CHARGE. State and/or local premium taxes are assessed based on the Owner's residence. Premium taxes currently range up to 4%.

SALES LOADS. There is a sales charge equal to 3% of each premium payment. There is also a surrender charge of up to 47% of the Maximum Premium assessed in the event the Policy Account is surrendered for its Net Cash Surrender Value. (See "Surrender Charges" on Page 12.)

FROM THE POLICY ACCOUNT

FIRST YEAR ADMINISTRATIVE CHARGE. During the first Policy Year, a charge of $20.00 is deducted from the Policy Account at the beginning of each Policy Month.

MONTHLY DEDUCTION. Deductions from the Policy Account at the beginning of each Policy Month consist of:

1. THE MONTHLY ADMINISTRATIVE CHARGE is currently $4.00 per Policy Month. SAFECO has reserved the right to change this charge, but it will never be more than $8.00 per Policy Month;

2.  THE MONTHLY COST OF INSURANCE for the Primary Insured; and

3.  THE MONTHLY COST OF ANY BENEFITS provided by riders to the Policy.

FROM THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. This charge is equal on an annual basis to 0.90% of the daily net asset value of the Separate Account. SAFECO estimates that, of the Mortality and Expense Risk Charge, approximately 0.55% is for the assumption of mortality risks and approximately 0.35% is for the assumption of expense risks.

INCOME TAX CHARGE. SAFECO has reserved the right to make a provision for federal, state and local income taxes which have resulted from the operation of any Investment Division of the Separate Account.

FOR OTHER TRANSACTIONS

FOR TRANSFERS AMONG INVESTMENT OPTIONS. The first twelve transfers of amounts in a Policy Year will be made without charge. A charge of up to $25.00 may be deducted from the Policy Account for each additional transfer in that Policy Year. However, under certain systematic investing programs this charge will not be applicable.

FOR INCREASES IN FACE AMOUNT OF INSURANCE. $2.00 for each $1,000 of increase is deducted from the Policy Account up to a maximum charge of $300.00 per increase.

FOR PARTIAL WITHDRAWALS. A charge equal to $25.00 or 2% of the amount withdrawn, if less, is deducted from the Policy Account whenever there is a partial withdrawal of Net Cash Surrender Value.

SURRENDER CHARGES

FOR FULL SURRENDERS. A surrender charge of up to 47% of the Maximum Premium will be deducted from the Policy Account if the Policy is surrendered in the first ten Policy Years. An Owner can minimize the amount of Surrender Charge by limiting the amount of premiums paid in the first year. (See "Charges and Deductions -- Surrender Charges" on Page 12.)

FOR DECREASES IN FACE AMOUNT OF INSURANCE. A decrease in the Face Amount of Insurance is a partial surrender, for which a portion of the Surrender Charge will be deducted from the Policy Account. (See "Charges and Deductions -- Surrender Charges" on Page 12.)

There are no Surrender Charges after the tenth Policy Year.

FUND EXPENSES

Each portfolio of the Funds pays an investment advisory fee. The Funds have also assumed responsibility for paying certain operating expenses. (See "Charges and Deductions -- Fund Expenses" on Page 13.)

For a complete discussion of all the charges and deductions, see "Charges and Deductions" on Page 11.

POLICY LOANS

The Owner may obtain a Policy loan, using the Policy Cash Surrender Value as security. (See "Policy Benefits and Rights -- Policy Loans" on Page 17.)

TAX STATUS

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 (the "1988 Act") alters the tax treatment accorded to loans and certain distributions from life insurance policies which are deemed to be "modified endowment contracts."

A Policy will be a modified endowment contract if it is issued or materially changed on or after June 21, 1988, and if the cumulative amount paid under it at any time during the first seven Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums (the "7-pay test"). A material change to the Policy at any time results in the commencement of a new 7-pay test period. An increase in a death benefit not as a result of investment performance is a material change. A Policy that was entered into prior to June 21, 1988, may be deemed to be a modified endowment contract if it is materially changed and fails to meet the 7-pay test. If the Policy is acquired through an exchange of another life insurance policy, the 7-pay test is applicable even though the original policy was entered into prior to June 21, 1988. Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a modified endowment contract depends on the individual circumstances of each Policy. SAFECO will make every effort to provide Owners with information necessary to determine the applicability of the 7-pay test. However, Owners should consult with a tax advisor as to its applicability to their own circumstances.

If a Policy is a modified endowment contract, partial or full surrenders and/or loan proceeds are taxable to the extent of income in the Policy and will also be subject to an additional 10% federal income tax penalty applied to the income. However, the penalty does not apply to any distribution: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Internal Revenue Code); or (3) which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary. These distributions are taxed using an "income-first" method rather than a "basis-first" method. Owners should consult a tax adviser regarding the possible tax consequences of loans from and/or surrenders of the Policy.

The 1988 Act further provides that multiple contracts that are issued during any calendar year to the same Owner by one company or its affiliates are treated as one contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one modified endowment contract during any calendar year.

For more details, see "Tax Status-Policy Proceeds" on Page 22 and "Tax Status-Tax Treatment of Loans and Surrenders on Page 22.

SAFECO
------------------------------------------------------------------------

SAFECO Life Insurance Company ("SAFECO") is a stock life insurance company which was organized under the laws of the State of Washington on January 23, 1957. SAFECO writes individual and group life, accident and health insurance and annuities. SAFECO is licensed to do business in the District of Columbia and all states except New York. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, which is a holding company whose subsidiaries are engaged primarily in insurance and financial service businesses. The home office address of SAFECO is P.O. Box 34690, Seattle, Washington 98124-1690. The address of the Administrative Office is P.O. Box 290752, Wethersfield, Connecticut 06129-0752. The phone number is 1-800-982-3656. All requests should be directed to the Administrative Office. All premium payments should be directed to the Address, P.O. Box 30349, Hartford, CT 06150.

ADVERTISING AND PERFORMANCE

Total returns for the Funds may be quoted in advertising and marketing materials when accompanied by policy performance at the Separate Account level. Comparative performance information may also be used from time to time, including Lipper Analytical Services, Inc., Morningstar, Inc. and The VARDS Report by Financial Planning Resources, Inc., or major market indices such as the Dow Jones Industrial Average Index, Standard & Poor's 500 Composite Stock Price Index, Morgan Stanley Capital International World Index, Morgan Stanley Emerging Markets Free Index, Morgan Stanley Capital International, Europe, Australiasia, Far East (EAFE) Index and other circular services and publications. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated. The services utilize industry standard measurements some of which are described below:

Relative volatility measures the variability of a return from its mean, in terms of a standard measurement. Beta is a measure of a portfolio's market risk. The beta of the market is 1.00 as measured with the S&P 500 Index. Accordingly, a portfolio with a beta of 1.10 is expected to perform 10% better than the market in up markets and 10% worse than the market in down markets. Conversely, a beta of .85 indicates that the portfolio is expected to perform 15% worse than the market in up markets and 15% better than the market in down markets. R(2) is a measure of correlation between the portfolio and a benchmark index, such as the S&P 500 Index, calculated over three years. R(2) is a proportion that ranges between 0.00 and 1.00. As R(2) decreases, so does the validity of the benchmark comparison.

THE SEPARATE ACCOUNT
------------------------------------------------------------------------

The Board of Directors of SAFECO adopted a resolution to establish a segregated asset account pursuant to Washington insurance law on November 6, 1986. This segregated asset account has been designated Separate Account SL. SAFECO has caused the Separate Account to be registered with the Securities and Exchange

Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are the property of SAFECO. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business SAFECO may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Policies, credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO. SAFECO's obligations arising under the Policies are general corporate obligations.

The Separate Account is divided into Investment Divisions. Each Investment Division invests in shares of a corresponding portfolio of the Funds. This Prospectus describes Policies under which net premiums are allocable to portfolios of the Funds through Investment Divisions of the Separate Account. Some of the Investment Divisions listed in this prospectus may not be available in some contracts.

SEPARATE ACCOUNT INVESTMENT DIVISIONS
------------------------------------------------------------------------

Each Investment Division of the Separate Account is invested solely in the shares of one portfolio of the Funds. Each of the Funds, except Lexington Natural Resources Trust, is an open-end, diversified management investment company registered under the 1940 Act. Lexington Natural Resources Trust is an open-ended, non-diversified management investment company registered under the 1940 Act. While a brief summary of the investment objectives and policies of the portfolios of the Funds is set forth below, more comprehensive information, including a discussion of potential risks, is found in the Prospectuses for the Funds which are included with this Prospectus. Each of the Funds is intended for use in connection with variable annuity contracts and variable life insurance policies offered by various life insurance companies. For a further discussion, see the Funds' Prospectuses. Each of the Funds has entered into an investment advisory agreement with the respective Funds' investment advisor.

Shares of the Funds are issued and redeemed in connection with variable life policies issued through the Separate Account, other SAFECO Separate Accounts issuing variable contracts and variable annuity and/or variable life insurance policies issued through separate accounts of life insurance companies not affiliated with SAFECO. Shares of the SAFECO RST may also be made directly available to qualified plans. The Funds do not foresee any disadvantage to Owners arising out of the fact that the Funds have been made available to separate accounts of companies not affiliated with SAFECO. Nevertheless, the Funds intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Fund(s). This might force the Fund(s) to sell portfolio securities at disadvantageous prices.

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS
------------------------------------------------------------------------

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP")

PORTFOLIO                   INVESTMENT POLICY                         OBJECTIVES
--------------------------  ----------------------------------------  ----------------------------------------
VIP MONEY MARKET            High-quality, U.S. dollar denominated     Seeks to obtain as high a level of
                            money market securities of domestic and   current income as is consistent with
                            foreign issuers, such as certificates of  preserving capital and providing
                            deposit, obligations of governments and   liquidity.
                            their agencies and commercial paper and
                            notes.

PORTFOLIO                   INVESTMENT POLICY                         OBJECTIVES
--------------------------  ----------------------------------------  ----------------------------------------
VIP HIGH INCOME             At least 65% in income-producing debt     Seeks to obtain a high level of current
                            securities and preferred stocks,          income by investing primarily in high-
                            including convertible securities; up to   yielding, lower- rated, fixed-income
                            20% in common stocks and other equity     securities, while also considering
                            securities; and up to 15% in securities   growth of capital. High-yielding lower
                            that are illiquid by virtue of            grade corporate debt securities are
                            restrictions on resale and all other      commonly known as junk bonds and involve
                            illiquid securities.                      a significant degree of risk. See
                                                                      Securities and Investment Practices in
                                                                      the accompanying Variable Insurance
                                                                      Products Fund Prospectus.

VIP EQUITY-INCOME           At least 65% in income-producing equity   Seeks reasonable income by investing
                            securities, and the flexibility to        primarily in income-producing equity
                            invest the balance in all types of        securities, with the potential for
                            domestic and foreign securities,          capital appreciation as a consideration.
                            including bonds.

VIP GROWTH                  Portfolio will normally purchase common   Seeks to achieve capital appreciation.
                            stocks, although investments are not
                            restricted to any one type of security.
                            Capital appreciation may also be found
                            in other types of securities, including
                            bonds and preferred stocks.

VIP OVERSEAS                Normally invests at least 65% of its      Seeks long-term growth of capital
                            assets in securities of issuers whose     primarily through investments in foreign
                            principal activities are located outside  securities.
                            the United States.

                                                                      Funds focused on international investing
                                                                      involve additional risks compared to
                                                                      funds invested in primarily domestic
                                                                      securities. International funds have
                                                                      increased economic and political risks
                                                                      as they are exposed to events and
                                                                      factors in various world markets that
                                                                      are beyond our control.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II ("VIPII")

PORTFOLIO                   INVESTMENT POLICY                         OBJECTIVES
--------------------------  ----------------------------------------  ----------------------------------------
VIPII INVESTMENT GRADE      The Portfolio will maintain a dollar-     Seeks as high a level of current income
BOND                        weighted average portfolio maturity of    as is consistent with the preservation
                            ten years or less. Under normal           of capital by investing in a broad range
                            conditions, at least 65% of the           of investment- grade, fixed-income
                            Portfolio's total assets will be          securities.
                            invested in investment-grade fixed-
                            income securities such as bonds, notes
                            and debentures. Investment- grade
                            securities are those rated Baa or better
                            by Moody's Investors Service, Inc. or
                            BBB or better by Standard & Poor's
                            Corporation, and unrated securities
                            judged by Fidelity Management to be of
                            equivalent quality.

PORTFOLIO                   INVESTMENT POLICY                         OBJECTIVES
--------------------------  ----------------------------------------  ----------------------------------------
VIPII ASSET MANAGER         The Portfolio allocates its assets among  Seeks high total return with reduced
                            domestic and foreign stocks, bonds and    risk over the long-term.
                            short-term money market instruments.

VIPII INDEX 500             The Portfolio's assets will be invested   Seeks investment results that correspond
                            in equity securities of companies which   to the total return (i.e., the
                            compose the S&P 500*.                     combination of capital changes and
                                                                      income) of common stocks publicly traded
                                                                      in the United States, as represented by
                                                                      the Standard & Poor's Composite Index of
                                                                      500 Stocks, while keeping transaction
                                                                      costs and other expenses low.

VIPII ASSET MANAGER:
GROWTH                      The Portfolio's assets will be            Seeks maximum total return over the long
                            diversified across domestic and foreign   term.
                            stocks, bonds and short term instruments
                            while maintaining a neutral mix which
                            will vary over short term periods
                            gradually adjusting the Portfolio's
                            holdings within defined ranges.

VIPII CONTRAFUND            The Portfolio's assets will be invested   Seeks long-term capital appreciation.
                            mainly in securities of companies whose
                            value FMR believes is not fully
                            recognized by the public. This strategy
                            can lead to investments in stocks of
                            small companies which may not be well-
                            known.

LEXINGTON NATURAL RESOURCES TRUST

PORTFOLIO                   INVESTMENT POLICY                         OBJECTIVES
--------------------------  ----------------------------------------  ----------------------------------------

LEXINGTON NATURAL           Natural resource assets are materials     Seeks long-term growth of capital
RESOURCES                   derived from natural sources which have   through investing primarily in common
                            economic value. The Portfolio seeks to    stocks of companies that own or develop
                            identify securities of companies that,    natural resources and other basic
                            in its management's opinion, are          commodities, or supply goods and
                            undervalued relative to the value of      services to such companies.
                            natural resource holdings of such
                            companies in light of current and
                            anticipated economic or financial
                            conditions. Examples of natural resource
                            assets include companies that specialize
                            in energy sources, forest products,
                            environmental technology, agriculture
                            products, chemical products, metals
                            (ferrous and non-ferrous, strategic,
                            precious) and other basic commodities.

* "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Corporation ("S&P") and have been licensed for use by SAFECO. The Index 500 Portfolio is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Portfolio.

LEXINGTON EMERGING MARKETS FUND

PORTFOLIO                   INVESTMENT POLICY                         OBJECTIVES
--------------------------  ----------------------------------------  ----------------------------------------

LEXINGTON EMERGING          The Portfolio invests primarily in        Seeks long-term growth of capital
MARKETS, INC. ("LEXINGTON   emerging country and emerging market      primarily through investment in equity
EMERGING MARKETS FUND")     equity securities. For purposes of its    securities and equivalents of companies
                            objective, the Portfolio considers        domiciled in, or doing business in
                            emerging country equity securities to be  emerging countries and emerging markets.
                            any country whose economy and market the
                            World Bank or United Nations considers
                            to be emerging or developing. Examples
                            of these countries include Malaysia,
                            Thailand, Philippines, Brazil, Chile and
                            Poland.

SAFECO RESOURCE SERIES TRUST ("SAFECO RST")

PORTFOLIO                   INVESTMENT POLICY                         OBJECTIVES
--------------------------  ----------------------------------------  ----------------------------------------
SAFECO RST EQUITY           The Portfolio ordinarily invests          Seeks long-term growth of capital and
                            principally in common stocks or           reasonable current income.
                            securities convertible into common
                            stocks.

SAFECO RST GROWTH           The Portfolio ordinarily invests a        Seeks growth of capital and the
                            preponderance of its assets in common     increased income that ordinarily follows
                            stock selected for potential              from such growth.
                            appreciation.

SAFECO RST NORTHWEST        The Portfolio invests at least 65% of     Seeks long-term growth of capital
                            its total assets in securities issued by  through investing primarily in Northwest companies with their principal executive  companies.
                            offices located in, Alaska, Idaho,
                            Montana, Oregon or Washington.

SAFECO RST BOND             The Portfolio invests primarily in        Seeks as high a level of current income
                            medium-term debt securities.              as is consistent with the relative
                                                                      stability of capital.

There is no assurance that the investment objective of any of the portfolios will be met. Owners bear the complete investment risk for Policy Account values allocated to an Investment Division.

Additional portfolios and/or additional funds may from time to time be made available as investments to underlie the Policy. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by SAFECO.

SUBSTITUTION OF SECURITIES

If the shares of the Funds or any portfolio within the Funds become unavailable for investment by the Separate Account or, if in the judgment of SAFECO, further investment in such shares becomes inappropriate in view of the purposes of the Policy, SAFECO may substitute shares of another mutual fund (or portfolio within the Fund(s)). No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

ALLOCATIONS

The Policy provides investment options for the amount in the Policy Account. The Owner specifies the original premium allocation and deduction allocation percentages in the application for the Policy. Unless changed, such percentages also apply to subsequent premium and deduction allocations. The Owner can maintain balances in a maximum of nine Investment Divisions at any one time. Allocation percentages must be zero or a whole number not greater than 100. The sum of the premium allocation percentages and of the deduction allocation percentages must each equal 100. After SAFECO accepts the Primary Insured, receives at least the minimum initial premium and deducts certain charges, the Policy Account is established for the Owner. For the first 25 days after the Effective Date, the Policy Account will be allocated to the Money Market Investment Division of the Separate Account. At the end of this 25 day period, the Policy Account may be allocated to one or more Investment Divisions up to a maximum of nine and to the unloaned portion of the Guaranteed Interest Division in accordance with the Owner's instructions. Additional premiums and deductions will be allocated to the Investment Divisions of the Separate Account and to the unloaned portion of the Guaranteed Interest Division as specified by the Owner.

If SAFECO cannot make a monthly deduction on the basis of the allocation percentages, the deduction will be based on the proportion that the unloaned value in the Guaranteed Interest Division and the values in the Investment Divisions bear to the total unloaned value in the Policy Account.

PREMIUMS
------------------------------------------------------------------------

THE INITIAL PREMIUM

The initial premium payment is due on or before delivery of the Policy. The minimum initial premium required is that premium sufficient to cover three monthly deductions for cost of insurance plus other charges made in accordance with the Policy. The agent selling the Policy will provide a prospective purchaser with this information. No insurance will take effect before the initial premium payment is paid.

SUBSEQUENT PREMIUMS

Additional premiums may be paid at any time at P.O. Box 30349, Hartford, Connecticut, 06150, while the Policy is in force and before the Final Policy Date. These premiums must be in the form of a check or money order payable to SAFECO Life. Such premiums may be in any amount subject to the limits described below.

If the Owner elects to pay premiums on a planned periodic premium basis, SAFECO will send premium reminder notices. Instead of receiving premium reminder notices, an Owner can elect to have premiums automatically deducted from the Owner's bank account. The Owner may skip planned premium payments or change their frequency and amount.

For certain Policies issued on or after April 29, 1994, a Guaranteed Death Benefit Endorsement may be added to the Policy. In order to maintain this Endorsement in force, the Monthly Guaranteed Death Benefit Premium must be paid. When the Endorsement is issued or other changes in the Policy are requested, SAFECO will send the Owner a new Policy Information section which will show the Monthly Guaranteed Death Benefit Premium. (See "Guaranteed Death Benefit Endorsement" on Page 15.)

LIMITS

Each premium payment must be at least $50.00. SAFECO may increase this minimum limit 90 days after sending the Owner a written notice of such increase.

SAFECO reserves the right not to accept premium payments in any Policy Year that it determines would cause the Policy to fail to qualify as life insurance under applicable tax law as currently interpreted by SAFECO. For a further explanation, see "Tax Status -- Policy Proceeds" on Page 22.

GRACE PERIOD

The duration of insurance coverage depends on whether the Net Cash Surrender Value is sufficient to cover the monthly deductions described below. If the Net Cash Surrender Value at the beginning of any Policy Month is less than such deductions for that month, SAFECO will send a written notice to the Owner and any assignee of record at the last known address stating that a grace period of 61 days has begun, starting on the date the notice was sent. The notice will also state the amount of the payment (either a loan repayment or a premium payment) sufficient to cover three monthly deductions of cost of insurance plus other charges made in accordance with the Policy.

If SAFECO does not receive such amount at P.O. Box 30349, Hartford, Connecticut, 06150, before the end of the grace period, SAFECO will send a written notice to the Owner and any assignee of record stating that the Policy has ended without value. If the insured dies during the grace period, SAFECO will pay the insurance benefits. The grace period provisions are not applicable while the Guaranteed Death Benefit Endorsement is in effect.

REINSTATEMENT

If the Policy has ended without value, it may be reinstated while the Primary Insured is alive if:

1. a request for reinstatement is made within five years after the end of the grace period;

2.  evidence of insurability satisfactory to SAFECO is provided; and

3. a premium payment is made in an amount sufficient, after the date of reinstatement, to cover three monthly deductions of cost of insurance plus other charges made in accordance with the Policy.

The coverage will become effective on the beginning of the Policy Month which coincides with or next follows the date the reinstatement application is approved.

CHARGES AND DEDUCTIONS
------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM PAYMENTS

PREMIUM TAX CHARGE. All states and certain jurisdictions, such as cities and counties, tax premium payments and some levy other charges. Taxes currently range up to 4%. SAFECO deducts the applicable tax which it has been charged from each premium payment based on the Owner's residence.

SALES LOADS. SAFECO deducts a Sales Charge (Sales Load) of 3% of each premium payment. The sales charge reimburses SAFECO, in part, for expenses incurred in the distribution of the Policy. There is also a Surrender Charge assessed in the event the Policy is surrendered for its Net Cash Surrender Value. (See "Charges and Deductions -- Surrender Charges" on Page 12.)

DEDUCTIONS FROM POLICY ACCOUNT

FIRST YEAR ADMINISTRATIVE CHARGE. At the beginning of each Policy Month during the first Policy Year, a deduction of $20.00 is made from the Policy Account. It covers the cost of application processing, establishing Policy records and underwriting costs. Underwriting is the process of assigning the insured to an appropriate risk class. SAFECO does not make a profit from this charge.

MONTHLY CHARGES. At the beginning of each Policy Month, a deduction is made from the Policy Account to cover monthly administrative charges and to provide insurance coverage, subject to the Grace Period provision described above. Such deduction for any Policy Month is the sum of the following amounts determined as of the beginning of that month:

1. The monthly administrative charge is currently $4.00 per Policy Month. However, SAFECO reserves the right to change this charge, but it will never be more than $8.00 per Policy Month. This charge compensates SAFECO for the ongoing administration of the Policy and the Separate Account. Such administration includes the costs associated with maintenance of Policy records, Policy Owner service, reports to Owners and all accounting, reserve calculation, regulatory and reporting requirements and auditing of the Separate Account. SAFECO does not expect to profit from this charge.

2. The monthly cost of insurance for the Primary Insured. The monthly cost of insurance is the current monthly "cost of insurance rate" times the "net amount at risk" (current death benefit minus the amount in the Policy Account) at the beginning of the Policy Month, plus any flat extra-rated charge times the Face Amount of Insurance at the beginning of the Policy Month. For this purpose the amount in the Policy Account is determined before the monthly cost of insurance deduction, but after all other deductions due on that date have been made. The cost of insurance rate is based on the Attained Age and rating class of the Primary Insured. For certain Policies issued on or after April 29, 1994, the cost of insurance is based on issue age, coverage duration and rating class of the Primary Insured and a preferred underwriting category is available to insureds who are determined to have better than average nonsmoker mortality (preferred nonsmoker) and smoker mortality (preferred smoker). As of the date hereof, the current rates which SAFECO is charging are less than or equal to the guaranteed rates. SAFECO may change the current rate no more frequently than once per Policy Year. The Guaranteed Maximum Insurance Cost Rates for standard risks are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday.

3.  The monthly cost of any benefits provided by riders to the Policy.

DEDUCTIONS FROM SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. SAFECO deducts a risk charge from the Separate Account as part of the calculation of the Unit Value (see "Valuation" on Page 18). This risk charge is equal on an annual basis to .90% of the daily net asset value of the Separate Account. SAFECO estimates that, of the Mortality and Expense Risk Charge, approximately 0.55% is for the assumption of mortality risks and approximately 0.35% is for the assumption of expense risks. This risk charge compensates SAFECO for assuming the mortality and expense risks under the Policy. The mortality risk assumed by SAFECO is that the Primary Insureds, as a group, may not live as long as expected. The expense risk assumed by SAFECO is that actual expenses may be greater than those assumed. SAFECO is responsible for all administration of the Policy and the Separate Account. If this charge is not needed to cover mortality and expenses under the Policy, any excess may be used for distribution costs not covered by the sales load. SAFECO will realize a gain from this charge to the extent that it is not needed to provide benefits and pay expenses under the Policy.

INCOME TAX CHARGE. SAFECO does not currently assess any charge for income taxes incurred by SAFECO as a result of the operations of the Investment Divisions of the Separate Account. SAFECO reserves the right to assess a charge for such taxes against the Investment Divisions if SAFECO determines that such taxes will be incurred.

DEDUCTIONS FOR OTHER TRANSACTIONS

TRANSFERS AMONG INVESTMENT OPTIONS. The first twelve transfers of amounts in a Policy Year will be made without charge. Transfers can be made from one Investment Division to another, or to or from the Guaranteed Interest Division. (See "Transfers Among Investment Options" on page 16.) SAFECO may charge up to $25.00 for each additional transfer in the Policy Year. The current charge is $25.00. However, under certain systematic investing programs this charge will not be applicable.

INCREASES IN FACE AMOUNT OF INSURANCE. There is a $2.00 charge for each $1,000 of increase in Face Amount of Insurance up to a maximum charge of $300.00 per increase. This charge is deducted from the Policy Account and reimburses SAFECO for its costs in implementing the increase.

PARTIAL WITHDRAWALS. When the Owner makes a partial withdrawal of Net Cash Surrender Value, a charge of $25.00, or 2% of the amount withdrawn if less, is deducted from the Policy Account. This charge reimburses SAFECO for the expenses incurred in processing the transaction.

SURRENDER CHARGES

FULL SURRENDERS. The Policy provides that a Surrender Charge, which is graded down 20% per year starting in the seventh year, is deducted from the Policy Account if the Policy is given up for its Net Cash Surrender Value in the first ten Policy Years. The Surrender Charge at any time in a Policy Year is equal to the lesser of (1) a percentage of the Maximum Premium for the Policy as follows:
47% for Policy Years 1 through 6, 37.6% for Policy Year 7, 28.2% for Policy Year 8, 18.8% for Policy Year 9, and 9.4% for Policy Year 10; or (2) an amount equal to (A) minus (B), where (A) is 27% of the premium payments received during the first Policy Year up to the Maximum Premium for the Policy, plus 6% of all other premium payments received to the time of surrender; and (B) is the amount of any pro rata Surrender Charge previously made under the Policy.

The Maximum Premium is used solely to calculate the Surrender Charge; it does not impose a limit on the amount of premium that an Owner can pay. There is a limitation imposed by the Internal Revenue Code and the regulations thereunder. (See "Premiums -- Limits" on Page 10.) While an Owner can minimize the amount of Surrender Charge by limiting the amount of premium paid in the first year, this would adversely effect contract performance in every aspect other than the contemplation of a total cash surrender.

                                    EXAMPLE
--------------------------------------------------------------------------------

Assume a $100,000 Policy for a male preferred non-smoker, age 45. For this Policy the Maximum Premium is $1,716.00. The Table of Surrender Charges that appears in the Policy Information section would be determined as follows:

                           TABLE OF SURRENDER CHARGES

POLICY   MAXIMUM           MAXIMUM       SURRENDER
 YEAR   PERCENTAGE         PREMIUM         CHARGE
------  ----------         -------       ----------
    1      47.0%      x    $1,716     =       $807
    2      47.0%      x    $1,716     =       $807
    3      47.0%      x    $1,716     =       $807
    4      47.0%      x    $1,716     =       $807
    5      47.0%      x    $1,716     =       $807
    6      47.0%      x    $1,716     =       $807
    7      37.6%      x    $1,716     =       $645
    8      28.2%      x    $1,716     =       $484
    9      18.8%      x    $1,716     =       $323
   10       9.4%      x    $1,716     =       $161

The Surrender Charges reimburse SAFECO in part for expenses incurred in the distribution of the Policy.

DECREASES IN FACE AMOUNT OF INSURANCE. A request for a decrease in the Face Amount of Insurance is treated as a partial surrender. If there is a requested decrease in the Face Amount of Insurance during the first ten Policy Years, SAFECO will deduct a portion of the Surrender Charge from the Policy Account. If the Owner increases the Face Amount of Insurance and later asks for a decrease, a Surrender Charge will apply only to a decrease below the original Face Amount of Insurance. A decrease in the Face Amount of Insurance that follows a prior increase will be applied against the most recent increase. The pro rata Surrender Charge for a partial surrender will be determined by dividing the amount of decrease in the Face Amount of Insurance (below the initial Face Amount of Insurance) by the initial Face Amount of Insurance and multiplying that fraction by the Surrender Charge which would apply if the Policy were fully surrendered.

The pro rata Surrender Charge will be deducted from the Policy Account for a requested decrease in the Face Amount of Insurance of this Policy. The maximum Surrender Charge payable in the future will be reduced proportionately. SAFECO will send a new Policy Information section that shows the new maximum Surrender Charges.

FUND EXPENSES

FIDELITY'S VIP FUND AND VIPII FUND

                                     MANAGEMENT    OTHER      TOTAL
                                        FEES      EXPENSES   EXPENSES
                                     ----------   --------   --------
VIP Money Market                        0.21        0.10%      0.31%
VIP High Income                         0.59        0.12%      0.71%
VIP Equity-Income                       0.50        0.08%      0.58%(1)
VIP Growth                              0.60        0.09%      0.69%(1)
VIP Overseas                            0.75        0.17%      0.92%(1)
VIPII Investment Grade Bond             0.44        0.14%      0.58%
VIPII Asset Manager                     0.55        0.10%      0.65%(1)
VIPII Index 500                         0.24        0.04%      0.28%(2)
VIPII Contrafund                        0.60        0.11%      0.71%(1)
VIPII Asset Manager: Growth             0.60        0.17%      0.77%(1)

(1) A portion of the brokerage commission that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been .57% for VIP Equity-Income Portfolio, .67% for VIP Growth Portfolio, .90% for VIP Overseas Portfolio, .64% for VIPII Asset Manager Portfolio .68% for VIPII Contrafund Portfolio and .76% for VIPII Asset
    Manager: Growth Portfolio.

(2) FMR agreed to reimburse a portion of VIPII Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .27%, .13% and .40% respectively.

Each portfolio of the Funds pays all its expenses, without limitation, that are not assumed by the investment advisor or its affiliates. Each portfolio pays for the typesetting and printing of its Prospectuses, Statements of Additional Information, reports and proxy material to existing shareholders, legal expenses and the fees of the custodian, auditor and non-interested Trustees. Other charges paid by each portfolio include interest, taxes, brokerage commissions, each portfolio's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each portfolio is also liable for such nonrecurring expenses as may arise, including costs of litigation to which each portfolio is a party and any obligation they may have to indemnify the officers and Trustees of the Fund(s) with respect to litigation.

LEXINGTON NATURAL RESOURCES TRUST AND LEXINGTON EMERGING MARKETS FUND

    Lexington Management Corporation ("LMC") is the investment advisor for Lexington Natural Resources Trust and Lexington Emerging Markets Fund. For its investment management services to the Funds, under its investment advisory agreement, LMC will receive a monthly fee at the annual rate of 1.00% for Lexington Natural Resources Trust and 0.85% for Lexington Emerging Markets Fund of the respective Fund's average daily net assets.

Each Fund pays all its expenses, without limitation, that are not assumed by Lexington Management Corporation. These expenses include, but are not limited to, accounting, printing and mailing expenses; custodian, directors', professional, registration and computer processing fees; and other operating expenses.

                                                     MANAGEMENT           OTHER             TOTAL
PORTFOLIO                                               FEES            EXPENSES          EXPENSES
--------------------------------------------------  -------------     -------------     -------------
Lexington Natural Resources Trust                           1.00%              .25%             1.25%
Lexington Emerging Markets Fund                              .85%              .99%             1.84%*

* Lexington Emerging Markets Fund -- For the period May 1, 1996 through April 30, 1997, the advisor voluntarily limited management and operating expenses to a maximum of 1.75%. Beginning May 1, 1997 the advisor no longer reimburses the Fund to the extent that management and operating expenses exceed 1.75%. The ratio to Average Net Assets of the Expenses for the one year period ending December 31, 1997 was 1.91% before reimbursements or waivers and 1.84% after reimbursements or waivers.

SAFECO RESOURCE SERIES TRUST
EXPENSES OF THE PORTFOLIO AS A PERCENTAGE OF NET ASSETS:

                                                                                            TOTAL
                                                                                          EXPENSES
                                                     MANAGEMENT           OTHER             AFTER
                                                        FEES            EXPENSES        REIMBURSEMENT
                                                    -------------     -------------     -------------
SAFECO RST Equity Portfolio                                 0.73%             0.02%             0.75%
SAFECO RST Growth Portfolio                                 0.74%             0.03%             0.77%
SAFECO RST Northwest Portfolio                              0.73%             0.00%**           0.73%
SAFECO RST Bond Portfolio                                   0.74%             0.00%**           0.74%

** SAFECO pays all Other Expenses of each portfolio until a portfolio's assets reach $20 million. Once a portfolio's assets exceed $20 million, the Other Expenses of the portfolio will be paid by such portfolio. Because the assets of the Northwest Portfolio exceeded $20 Million in February, 1998, SAFECO does not expect to reimburse the other expenses of the Portfolio going forward.

    During the year ended December 31, 1997, SAFECO paid for or reimbursed all of the Other Expenses of the Northwest and Bond Portfolios. Expenses before such reimbursement as a percentage of net assets were as follows:

SAFECO RST Northwest Portfolio            0.94%
SAFECO RST Bond Portfolio                 0.90%

POLICY BENEFITS AND RIGHTS
------------------------------------------------------------------------

INSURANCE BENEFITS

SAFECO will pay the insurance benefits of the Policy to the Beneficiary when it receives at its Administrative Office (1) proof that the insured died before the Final Policy Date; and (2) all other requirements deemed necessary before such payment may be made. The insurance benefits of the Policy include the following amounts for the Primary Insured, which are determined as of the date of the Primary Insured's death:

(a) the death benefit described below;

(b) plus any other benefits then due from riders to the Policy;

(c) minus any loan (and loan interest) on the Policy; and

(d) minus any overdue deductions if the Primary Insured dies during the Grace Period.

DEATH BENEFIT

The death benefit will be determined at any time under either Option A or Option B (as described below), whichever the Owner has chosen and is in effect at such time.

Under Option A, the death benefit is the greater of the Face Amount of Insurance, or a percentage (see the following table) of the amount in the Policy Account. Under this option, the amount of the death benefit is fixed, except when it is determined by such a percentage.

Under Option B, the death benefit is the greater of the Face Amount of Insurance plus the amount in the Policy Account, or a percentage (see the following table) of the amount in the Policy Account. Under this option, the amount of death benefit is variable.

Under either option, the duration of insurance coverage depends upon the amount in the Policy Account.

The percentage referred to above is the applicable percentage from the following table for the Primary Insured's age (last birthday) at the beginning of the Policy Year of determination.

                        TABLE OF APPLICABLE PERCENTAGES
--------------------------------------------------------------------------------

   PRIMARY                      PRIMARY
INSURED'S AGE   PERCENTAGE   INSURED'S AGE   PERCENTAGE
--------------  -----------  --------------  -----------
 40 and under      250%            65           120%
      45           215%            70           115%
      50           185%      75 through 90      105%
      55           150%            95           100%
      60           130%

For ages not shown, the applicable percentages shall decrease by a ratable portion for each full year.

GUARANTEED DEATH BENEFIT ENDORSEMENT

In those states where approved, a Guaranteed Death Benefit Endorsement may be added to the Policy. The Endorsement provides that prior to the Policy Anniversary following the Primary Insured's 80th birthday, the Policy will not terminate and a death benefit will be payable upon the death of the Primary Insured regardless of the investment performance of the Investment Divisions selected, provided the required premiums have been paid.

In order to keep the Endorsement in force, at the beginning of each Policy Month, the Adjusted Guaranteed Death Benefit Premium must equal or exceed the Accumulated Monthly Death Benefit Premium.

The Adjusted Guaranteed Death Benefit Premium is an amount equal to: (1) the sum of the premiums received since issue; minus (2) any partial surrender; minus (3) any loans and loan interest. The Accumulated Monthly Death Benefit Premium is an amount equal to the sum of the Monthly Guaranteed Death Benefit Premiums for each month since issue. The Monthly Guaranteed Death Benefit Premium is shown in the Policy Information section of the Policy.

The Guaranteed Death Benefit Endorsement is not available on policies that include an additional term rider either on the Primary Insured or another person.

CHANGING FACE AMOUNT OF INSURANCE OR DEATH BENEFIT OPTION

During the first Policy Year, the death benefit option and the Face Amount of Insurance will be as selected on the application for the Policy. The minimum Face Amount of Insurance is $50,000. At any time after the first Policy Year while the Policy is in force, the Owner may change the death benefit option or the Face Amount of Insurance by written request to SAFECO at its Administrative Office, subject to the following:

1. The Owner may ask SAFECO to increase the Face Amount of Insurance if the Owner provides satisfactory evidence of the insurability of the Primary Insured. Any increase must be at least $10,000. There is a charge for such increase. (See "Charges and Deductions -- Increases in Face Amount of Insurance" on Page 12.) The charge is deducted from the Policy Account as of the date the increase takes effect.

The Owner may reconsider this Face Amount of Insurance increase after requesting it. The Owner must mail a notice to SAFECO at its Administrative Office canceling the increase within a ten day period after receipt of new Policy Information pages. At such time the Policy Account will be credited with the amount charged for the increase.

2. The Owner may ask SAFECO to reduce the Face Amount of Insurance, but not to less than the minimum amount for which SAFECO would then issue the Policy under its then existing administrative rules. If such a reduction occurs in the first ten Policy Years, SAFECO will deduct from the Policy Account a pro rata share of the applicable Surrender Charge. (See "Charges and Deductions -- Decreases in Face Amount of Insurance" on Page 13.)

3. The Owner may change the death benefit option. If the change is from Option A to Option B, the Face Amount of Insurance will be decreased by the amount in the Policy Account on the date of change. SAFECO has reserved the right to decline to make such change if it would reduce the Face Amount of Insurance below the minimum amount for which SAFECO would then issue the Policy under its then existing administrative rules. If the change is from Option B to Option A, the Face Amount of Insurance will be increased by the amount in the Policy Account on the date of change. Such decreases and increases in the Face Amount of Insurance are made so that the death benefit remains the same on the date of change. There is no charge for this change.

Any changes will take effect at the beginning of the Policy Month that coincides with or next follows the date SAFECO approves the request. SAFECO has reserved the right to decline to make any change that is determined would cause the Policy to fail to qualify as life insurance under applicable tax law as interpreted by SAFECO. An Owner may ask for a change by completing an application for change and sending it to the Administrative Office.

TRANSFERS AMONG INVESTMENT OPTIONS

At the request of the Owner and subject to allocation limits and any conditions or requirements that SAFECO may impose, SAFECO will transfer amounts from the Policy Account value in any Investment Division to one or more other Investment Divisions of the Separate Account or to the Guaranteed Interest Division. The owner can maintain balances in a maximum of nine investment divisions at any one time. The minimum amount that SAFECO will transfer from the Policy Account value in an Investment Division on any date is the lesser of $200.00 or the Policy Account value in that Investment Division on that date.

The Owner is permitted to transfer, on any Policy Anniversary, the Policy Account value from the unloaned value in the Guaranteed Interest Division to one or more Investment Divisions of the Separate Account. However, SAFECO will make such a transfer only if (1) SAFECO receives the request for transfer at least 30 days before that Policy Anniversary; and (2) the amount requested is not more than the greater of 25% of the unloaned value in the Guaranteed Interest Division on that Anniversary or $200.00. In no event will more than such unloaned value be transferred. The minimum amount that SAFECO will transfer from the Policy Account value in the Guaranteed Interest Division on any Policy Anniversary is the lesser of $200.00 or the unloaned value in the Guaranteed Interest Division on that date.

Twelve transfers may be made in a Policy Year without charge. After the first twelve transfers in a Policy Year, SAFECO may charge up to $25.00 for each additional transfer in that Policy Year. The current transfer fee is $25.00. The transfer charge will be allocated equally between the investment options from which the requested amounts were transferred. However, under certain systematic investing programs this charge will not be applicable.

All such requests must be in writing (or by telephone request, if authorized) to the Administrative Office. A transfer will take effect on the date SAFECO receives it at its Administrative Office, except that a transfer requested from the Guaranteed Interest Division will be made as of the Policy Anniversary following the date the request is received by SAFECO.

POLICY LOANS

The Owner may obtain a loan on the Policy while it has a loan value. The Policy will be the only security for the loan. The initial loan and each subsequent addition to the loan must be for at least $200.00. Any amount on loan is part of the Policy Account. The loan value on any date is the Cash Surrender Value on that date, less interest at the loan interest rate to the next Policy Anniversary. The amount of the loan may not be more than the loan value.

A request for a Policy loan must be in writing to the Administrative Office. The Owner can elect how much of the loan is to be allocated to the unloaned value in the Guaranteed Interest Division and to the value in each Investment Division. Such values will be determined on the date the request is received.

If a portion of the loan is allocated to an Investment Division of the Separate Account, SAFECO will redeem Units sufficient to cover that part of the loan and transfer the amount to the loaned portion of the Guaranteed Interest Division. SAFECO will credit interest on amounts securing loans at a rate 2% below the rate charged as loan interest during the first 12 Policy Years and at a rate equal to the rate charged thereafter. This results in a 2% net loan cost for Policy Years 1-12 and a zero net loan cost thereafter.

If the Owner does not elect an allocation, the loan will be allocated on the basis of the monthly deduction allocation percentages then in effect. If the loan cannot be allocated on the basis of the Owner's direction or those percentages, the loan will be based on the proportion that the unloaned value in the Guaranteed Interest Division and the values in the Investment Divisions of the Separate Account bear to the total unloaned value in the Policy Account.

Any amount that secures a loan remains part of the Policy Account, but is maintained in the loaned portions of the Guaranteed Interest Division.

LOAN INTEREST

Interest, payable in advance, will be charged on any Policy loan from the date of the loan and shall be due and payable on each Policy Anniversary. The rate is determined at the beginning of each Policy Year and applies to any new or existing loan under the Policy during the Policy Year next following the date of determination.

The maximum loan interest rate for a Policy Year is the greater of: (1) the "Published Monthly Average," as defined below, for the calendar month that ends two months before the date of determination; or (2) 5%. "Published Monthly Average" means the Monthly Average Corporate Yield shown in Moody's Corporate Bond Yield Averages published by Moody's Investors Service, Inc., or any successor thereto. If such averages are no longer published, SAFECO will use such other averages as may be established by regulation by the insurance supervisory official of the jurisdiction in which the Policy is delivered. In no event will the loan interest rate for a Policy Year be greater than the maximum rate permitted by applicable law.

No change in the rate shall be less than 1/2 of 1% a year. SAFECO may increase the rate whenever the maximum rate as determined by clause (1) of the preceding paragraph increases by 1/2 of 1% or more. SAFECO will reduce the rate to or below the maximum rate as determined by clause (1) if such maximum is lower than the rate to be charged by 1/2 of 1% or more.

SAFECO will notify the Owner of the initial loan interest rate when a loan is made. SAFECO will also give the Owner advance written notice of any increase in the interest rate of any outstanding loan. Loan interest is due on each Policy Anniversary. If the interest is not paid when due, it will be added to the outstanding loan and allocated on the basis of the deduction allocation percentages then in effect. If the allocation cannot be made on the basis of these percentages, the allocation will be based on the proportion that the unloaned value in the Guaranteed Interest

Division and the values in the Investment Divisions bear to the total unloaned value in the Policy Account. The unpaid interest will then be treated as part of the loaned amount and will bear interest at the loan rate.

LOAN REPAYMENT

All or part of a Policy loan may be repaid at any time while the Primary Insured is alive and the Policy is in force. SAFECO will assume that any payment made, while a loan is outstanding, is a loan repayment, unless SAFECO is notified in writing that it is a premium payment. Repayments will be allocated among the Guaranteed Interest Division and the Investment Divisions on the basis of the premium allocation percentages then in effect. This does not apply to automatic bank withdrawal payments, as they will always be considered premium. Each loan repayment must be at least $50.00 with an exception for the final loan repayment which may be less.

Failure to repay a Policy loan or to pay loan interest will not terminate the Policy unless the Net Cash Surrender Value is less than the monthly deduction due on a Monthly Policy Anniversary, in which case the Grace Period Provision would apply. (See "Premiums -- Grace Period" on Page 10.)

A Policy loan will have a permanent effect on the benefits under the Policy even if it is repaid, because the investment results of the Investment Divisions will apply only to the amount remaining in such Investment Divisions. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Divisions while the loan is outstanding, the effect could be favorable or unfavorable.

FULL CASH SURRENDER

The Owner may give up the Policy for its Net Cash Surrender Value at any time while the Primary Insured is living. All insurance coverage will then cease. Upon a full cash surrender of the Policy, Surrender Charges may be incurred. (See "Charges and Deductions -- Full Surrenders" on Page 12.)

PARTIAL CASH WITHDRAWAL

After the first Policy Year, an Owner may ask for a partial withdrawal of the Net Cash Surrender Value. Such partial withdrawal must be at least $400.00. A partial withdrawal will result in reductions in the death benefit, the Net Cash Surrender Value and the Policy Account. Such reductions are equal to the amount requested plus the partial withdrawal charge. (See "Charges and Deductions -- Partial Withdrawals" on Page 12.)

Any request for a partial withdrawal must be in writing to the Administrative Office. The Owner may inform SAFECO of the amount of each partial withdrawal that is to come from the unloaned value in the Guaranteed Division and the amount that is to come from values in each Investment Division. If the Owner does not so inform SAFECO, the partial withdrawal will be made on the basis of the monthly allocation percentages then in effect. If SAFECO cannot make the partial withdrawal on the basis of the direction of the Owner or those percentages, the partial withdrawal will be based on the proportion that the unloaned value in the Guaranteed Interest Division and the values in the Investment Division bear to the total unloaned value in the Policy Account. The partial withdrawal charges will be allocated equally between the investment options from which the requested amounts were withdrawn.

SAFECO reserves the right to decline a request for a partial withdrawal if (a) the death benefit would be reduced below the minimum amount for which SAFECO would then issue a Policy; or (b) SAFECO determines that the partial withdrawal would cause the Policy to fail to qualify as life insurance under applicable tax law.

VALUATION

The amount in the Policy Account in an Investment Division at any time is equal to the number of units attributable to the Policy Account in that Investment Division multiplied by the Division Unit Value at that time. Amounts allocated, transferred or added to an Investment Division are used to purchase units of that Division. Units are redeemed when amounts are deducted, transferred or withdrawn.

Unit Values for the Investment Divisions will be determined at the close of business on each day in which the degree of trading in the portfolio of the Fund(s) might materially affect the net asset value of such portfolio. Normally, this would be each day that the New York Stock Exchange is open. The Unit Value of an Investment Division on any business day is equal to the Unit Value for that Division on the immediately preceding business day multiplied by the net investment factor for that Division on that business day.

The net investment factor for an Investment Division on any business day is (a) divided by (b), minus (c), where:

(a) is the net asset value of the shares of the designated portfolio at the close of business on each business day before any Policy transactions are made on that day, plus the per share amount of any dividend or capital gain distribution paid by the portfolio;

(b) is the value of the assets in that Investment Division at the close of business on the immediately preceding business day after all Policy transactions were made for that day; and

(c) is a charge for the mortality and expense risks, plus any charge for that day for taxes or amounts set aside as a reserve for taxes.

A Unit Value may increase or decrease in value from business day to business day.

OTHER PROVISIONS
------------------------------------------------------------------------

OWNER

If the Primary Insured is living on the Final Policy Date, the Owner will receive the amount in the Policy Account on that date minus any outstanding loan and loan interest. The Policy will then end.

The Owner is entitled to exercise all the rights of the Policy while the Primary Insured is living. To exercise a right the Owner does not need the consent of anyone who has only a conditional or future ownership interest in the Policy.

BENEFICIARY

If two or more persons are named as Beneficiary, those who survive the insured will share the insurance benefits equally, unless other arrangements have been made. If there is no designated Beneficiary living at the death of the insured, the benefits will be paid to the Owner or Owner's estate.

If any Beneficiary dies within 60 days after the insured, and before payment of any proceeds, payment will be made as though the Beneficiary had died before the insured. The Beneficiary designation may include provisions that replace the ones described here.

CHANGING OWNER OR BENEFICIARY

While the insured is living, the Owner or Beneficiary may be changed by providing written notice from the Policy Owner to the Administrative Office. Such a change will be effective when written notice is received and recorded and will control payment of proceeds made after that time.

ASSIGNMENT

The Policy may be assigned, but SAFECO will not be bound by an assignment unless it has received such assignment in writing. The Owner's rights and those of any other person under the Policy will be subject to the assignment. SAFECO assumes no responsibility for the validity of an assignment. A collateral assignment will not change ownership. An absolute assignment will be considered as a change of ownership to the assignee.

ADMINISTRATION OF THE POLICIES

SAFECO has primary responsibility for all administration of the Policies and the Separate Account. SAFECO has, however, retained Financial Administrative Services, Inc. ("FAS") pursuant to a servicing agreement to provide certain administrative services to SAFECO and its policyholders. On December 31, 1993, PM Holdings, Inc., a holding company owned by Phoenix Home Life Mutual Insurance Company, bought Fleet Administrative Services, Inc., and renamed the company Financial Administrative Services, Inc., Prior to December 31, 1993, FAS was owned by Fleet Financial Group. The address of the Administrative Office referenced in this Prospectus is P.O. Box 290752, Wethersfield, Connecticut 06129-0752. This office has been established and is managed by FAS on behalf of SAFECO and other life insurance companies which enter into similar servicing agreements with FAS.

FAS provides to SAFECO administration, electronic data processing and policyholder services that are normally required for the Policies. All such services are performed in accordance with the guidelines and standards established by SAFECO.

DELAY OF PAYMENTS
------------------------------------------------------------------------

SAFECO will generally pay Policy proceeds within seven business days of receipt of a completed request for such payment. However, SAFECO reserves the right to postpone surrender payments and loans from the Guaranteed Interest Division for up to six months. SAFECO reserves the right to postpone any type of payment from the Separate Account for any period when:

1. the New York Stock Exchange is closed other than customary weekend and holiday closings;

2.  trading on the Exchange is restricted;

3. an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Separate Account or determine their value; or

4. the Securities and Exchange Commission so permits delay for the protection of security holders.

The applicable rules of the Securities and Exchange Commission shall govern as to whether the conditions in 2 and 3 exist.

MANAGEMENT OF THE COMPANY
------------------------------------------------------------------------

The following are the Officers and Directors of SAFECO:

OFFICERS

NAME AND PRINCIPAL              POSITION AND OFFICES
BUSINESS ADDRESS*               WITH SAFECO
------------------------------  --------------------------------------------------
Roger H. Eigsti                 Chairman of the Board
Randall H. Talbot               President
John P. Fenlason                Senior Vice President
James T. Flynn                  Vice President, Controller and Assistant Secretary
Roger F. Harbin                 Senior Vice President and Actuary
Michael J. Kinzer               Vice President and Chief Actuary
Rod A. Pierson                  Senior Vice President and Secretary

DIRECTORS

NAME AND PRINCIPAL              POSITION AND OFFICES
BUSINESS ADDRESS*               WITH SAFECO
------------------------------  --------------------------------------------------
Donald S. Chapman               Director
Boh A. Dickey                   Director
Roger H. Eigsti                 Director
Rod A. Pierson                  Director
James W. Ruddy                  Director
Robert L. Spaulding             Director
Randall H. Talbot               Director
Robert W. Swegle                Director
Richard E. Zunker               Director

* The business address for Messrs. Talbot, Zunker, Fenlason, Flynn, Harbin, and Kinzer is 15411 N.E. 51st Street, Redmond, Washington 98052. The business address for all other individuals listed is SAFECO Plaza, Seattle, Washington 98185.

TAX STATUS
------------------------------------------------------------------------

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON SAFECO'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO LIFE INSURANCE IN GENERAL. SAFECO CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. SECTION 7702 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE "CODE"), DEFINES THE TERM "LIFE INSURANCE CONTRACT" FOR PURPOSES OF THE CODE. SAFECO BELIEVES THAT THE POLICIES TO BE ISSUED WILL QUALIFY AS "LIFE INSURANCE CONTRACTS" UNDER SECTION 7702. SAFECO DOES NOT GUARANTEE THE TAX STATUS OF THE POLICIES. PURCHASERS BEAR THE COMPLETE RISK THAT THE POLICIES MAY NOT BE TREATED AS "LIFE INSURANCE" UNDER FEDERAL INCOME TAX LAWS. PURCHASERS SHOULD CONSULT THEIR OWN TAX ADVISERS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS.

INTRODUCTION

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon SAFECO's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

SAFECO is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from SAFECO and its operations form a part of SAFECO.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax on the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as the Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.
Section 1.817-5), which establish diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

SAFECO intends that each portfolio of the Funds underlying the Policies will be managed by Fidelity Management & Research Company, Lexington Management Corporation and SAFECO Asset Management Company in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, SAFECO reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY

The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, SAFECO has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While SAFECO has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with SAFECO's interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.

POLICY PROCEEDS

The tax treatment accorded to loan proceeds and/or surrender payments from the Policies will depend on whether the Policy is considered to be a modified endowment contract. (See "Tax Treatment of Loans and Surrenders" on Page 22.) Otherwise, SAFECO believes that the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under
Section 101(a) of the Code. Also, the Owner is not deemed to be in constructive receipt of the Policy Account or Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary.

TAX TREATMENT OF LOANS AND SURRENDERS

Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a modified endowment contract. A modified endowment contract is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

Furthermore, any Policy received in exchange for a Policy classified as a modified endowment contract will be treated as a modified endowment contract regardless of whether it meets the 7-pay test. The status of an exchange of a contract issued before June 21, 1988 is unclear; however, the Internal Revenue Service has taken the position in a Private Letter Ruling that a contract received in an exchange on or after June 21, 1988 will be considered as entered into as of the date of the exchange and therefore subject to Section 7702A.

Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a modified endowment contract depends on the individual circumstances of each Policy.

If the Policy is classified as a modified endowment contract, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

If a Policy is not classified as a modified endowment contract, then any surrenders will be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Any loans from a Policy which is not classified as a modified endowment contract, will be treated as indebtedness of the Owner and not a distribution. Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under Policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policy Owners should seek competent tax advice on the tax consequences of taking loans, distributions or surrendering any Policy.

MULTIPLE POLICIES

TAMRA further provides that multiple contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Policy Owners should consult a tax adviser prior to purchasing more than one Modified Endowment Contract in any calendar year period.

TAX TREATMENTS OF ASSIGNMENTS

An assignment of a Policy may be a taxable event. Policy Owners should therefore consult competent tax advisers should they wish to assign their Policies.

QUALIFIED PLANS

The Policies may be used in conjunction with certain qualified plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent qualified plans consultant.

SEPARATE ACCOUNT VOTING RIGHTS
------------------------------------------------------------------------

In accordance with its view of present applicable law, SAFECO will vote the shares with respect to each Fund portfolio held in the Separate Account at regular and special meetings of the shareholders of the Fund in accordance with instructions received from persons having the voting interest in the Separate Account. SAFECO will vote shares with respect to each Fund portfolio, for which it has not received instructions, in the same proportion as it votes shares for which it has received instructions. SAFECO will vote shares of the Fund portfolios which it owns in the same proportion as it votes shares for which it has received instructions.

However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result SAFECO determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The voting interests of the Owner (or the Beneficiary) in the Funds will be one vote for each share. The number of shares will be determined as follows: The Policy Account allocated to the Investment Division will be divided by the net asset value of one share of the corresponding Fund portfolio as of the record date for the shareholder meeting of the Fund. Fractional votes are counted. Policy Account values in the Guaranteed Interest Division will not be considered in determining the voting interests of the Owner.

The number of shares which a person has a right to vote will be determined as of the record date set by the Fund's Board which must be at least 14 days and not more than 90 days prior to the meeting of the Fund.

Each person having the voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the shares held in the Separate Account corresponding to his or her interest in the Separate Account.

DISREGARD OF VOTING INSTRUCTIONS

SAFECO may, when required to do so by state insurance authorities, vote shares of the Fund without regard to instructions from Owners if voting in accordance with such instructions would require such shares to be voted to cause any portfolio of the Funds to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Funds or a portfolio. SAFECO may also disapprove changes in the investment policy initiated by the Owners or Trustees of the Funds, if such disapproval is reasonable and is based on a good faith determination by SAFECO that the change would violate state law or the change would not be consistent with the investment objective of the Funds or portfolio or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other separate accounts of SAFECO or of an affiliated life insurance company. In the event that SAFECO does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to Owners.

DISTRIBUTION OF THE POLICIES
------------------------------------------------------------------------

The Policy is sold by licensed insurance agents, where the Policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Policy will be distributed through the principal underwriter for the Separate Account, SAFECO Securities, Inc., P.O. Box 34890, Seattle, Washington 98124-1890, a wholly-owned subsidiary of SAFECO Corporation. Prior to April 29, 1994, PNMR Securities, Inc., an affiliate of SAFECO Securities, acted as principal underwriter for the Separate Account. SAFECO pays commissions to the selling broker-dealers which may vary.

The commissions paid to registered representatives on the sale of the Policies are not more than 60% of the premiums paid in the first year nor more than 3% during renewal years. In addition, commissions, overrides and bonuses may be paid to the distributors of the Policies. There are no separate deductions, other than previously described, to pay sales commissions or sales expenses.

REPORTS TO POLICY OWNERS
------------------------------------------------------------------------

Within 30 days after every third Policy Month, a quarterly statement will be sent to each Owner. Taken together every four Quarterly Statements make up an annual statement providing a complete year to date policy history for the preceding Policy Year. These statements will show the current amount of death benefits payable under the Policy, the current value of the Policy Account, the current Cash Surrender Value and any loan, including loan interest. These statements will also show premiums paid, investment returns and all charges deducted during the Policy Year.

LEGAL PROCEEDINGS
------------------------------------------------------------------------

There are no legal proceedings to which the Separate Account or the Principal Underwriter is a party. SAFECO is engaged in various kinds of routine litigation which, in the opinion of SAFECO, is not of material importance in relation to the total capital and surplus of SAFECO.

EXPERTS
------------------------------------------------------------------------

The financial statements of the Separate Account and SAFECO appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon appearing elsewhere herein and in the Registration Statement. Such financial statements have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS
------------------------------------------------------------------------

The financial statements of SAFECO that are included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing upon the investment experience of the Investment Divisions of the Separate Account.

YEAR 2000
------------------------------------------------------------------------

"Like other insurance, mutual fund, financial and business organizations and individuals around the world, SAFECO Life and the Separate Account could be adversely affected if the computer systems used by SAFECO Life, its principal underwriter, underlying mutual fund managers and investment advisors or other companies that provide services to the Separate Account do not properly process and calculate date related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAFECO Life is taking steps it believes are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of SAFECO Life's other, major service providers. It is not anticipated that the Separate Account will incur any charges or that there will be any difficulties in accurate and timely reporting resulting from the change in year from 1999 to 2000."

                                  SAFECO LIFE
                              SEPARATE ACCOUNT SL
                          AUDITED FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 1997

                              SEPARATE ACCOUNT SL
                               DECEMBER 31, 1997

                               TABLE OF CONTENTS

Statement of Assets and Liabilities.......................................   A-4

Statements of Operations and Changes in Net Assets........................   A-6

Notes to Financial Statements.............................................  A-16

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and
  Unitholders of SAFECO Life Separate Account SL

We have audited the accompanying statement of assets and liabilities of the Investment Divisions of SAFECO Life Separate Account SL (comprising, respectively, the Fidelity VIP Growth, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Overseas, Fidelity VIP High Income, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP II Contrafund, Fidelity VIP II Asset Manager: Growth, Fidelity VIP III Growth Opportunities, Fidelity VIP III Growth & Income, Fidelity VIP III Balanced, Lexington Natural Resources, Lexington Emerging Markets, SAFECO RST Equity, SAFECO RST Growth, SAFECO RST Northwest, SAFECO RST Bond, SAFECO RST Small Company Stock, Wanger U.S. Small Cap Advisor, American Century VP International, and American Century VP Balanced Investment Divisions) as of December 31, 1997, and the related statements of operations and changes in net assets, and the historical unit values for each of the periods indicated therein. These financial statements and historical unit values are the responsibility of SAFECO Life Separate Account SL's management. Our responsibility is to express an opinion on these financial statements and historical unit values based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and unit values are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the historical unit values. Our procedures included confirmation of portfolio shares owned as of December 31, 1997, by correspondence with the underlying portfolio of each Investment Division. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and historical unit values referred to above present fairly, in all material respects, the financial position of each of the respective Investment Divisions of SAFECO Life Separate Account SL as listed above at December 31, 1997, the results of their operations, the changes in their net assets, and their historical unit values for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Seattle, Washington
February 6, 1998

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                                        SHARES          COST        MARKET VALUE
                                                                                      -----------  --------------  --------------
ASSETS

Investments in Variable Insurance Products Fund ("VIP"):
  Fidelity VIP Growth Portfolio                                                           481,729  $   14,246,974  $   17,872,159
  Fidelity VIP Money Market Portfolio                                                   2,155,090       2,155,090       2,155,090
  Fidelity VIP Equity Income Portfolio                                                    410,297       7,929,444       9,962,002
  Fidelity VIP Overseas Portfolio                                                         270,450       4,783,501       5,192,639
  Fidelity VIP High Income Portfolio                                                      124,382       1,571,235       1,689,105

Investments in Variable Insurance Products Fund II ("VIP II"):
  Fidelity VIP II Investment Grade Bond Portfolio                                          69,245         818,372         869,715
  Fidelity VIP II Asset Manager Portfolio                                                 527,583       7,972,973       9,501,768
  Fidelity VIP II Index 500 Portfolio                                                      50,122       4,537,759       5,733,444
  Fidelity VIP II Contrafund Portfolio                                                    265,163       4,344,910       5,287,355
  Fidelity VIP II Asset Manager: Growth Portfolio                                          93,052       1,334,963       1,522,327

Investments in Variable Insurance Products Fund III ("VIP III"):
  Fidelity VIP III Growth Opportunities Portfolio                                              11             200             215
  Fidelity VIP III Growth & Income Portfolio                                                   17             206             216
  Fidelity VIP III Balanced Portfolio                                                          14             200             210

Investments in Lexington Natural Resources Trust:
  Lexington Natural Resources Portfolio                                                    68,652       1,004,350       1,023,599

Investments in Lexington Emerging Markets Fund, Inc.:
  Lexington Emerging Markets Portfolio                                                     69,538         745,585         619,582

Investments in SAFECO Resource Series Trust ("SAFECO RST"):
  SAFECO RST Equity Portfolio                                                              99,572       2,555,545       2,507,230
  SAFECO RST Growth Portfolio                                                             204,690       4,759,508       4,779,504
  SAFECO RST Northwest Portfolio                                                           11,366         177,870         172,765
  SAFECO RST Bond Portfolio                                                                16,894         191,150         186,511
  SAFECO RST Small Company Stock Portfolio                                                    230           2,905           2,834

Investments in Wanger Advisors Trust:
  Wanger U.S. Small Cap Advisor Portfolio                                                     132           2,801           2,834

Investments in American Century Variable Portfolios, Inc.:
  American Century VP International Portfolio                                                 733           5,001           5,016
  American Century VP Balanced Portfolio                                                       25             200             205
                                                                                                   --------------  --------------
TOTAL ASSETS                                                                                       $   59,140,742      69,086,325
                                                                                                   --------------  --------------
                                                                                                   --------------
LIABILITIES
  Payable (To) From SAFECO Life                                                                                           (10,937)
                                                                                                                   --------------
TOTAL LIABILITIES                                                                                                         (10,937)
                                                                                                                   --------------
                                                                                                                   --------------
NET ASSETS                                                                                                         $   69,075,388
                                                                                                                   --------------
                                                                                                                   --------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                                                                       UNITS      UNIT VALUE     NET ASSETS
                                                                                   -------------  -----------  --------------
Net Assets represented in units:

Accumulation Life:
  Fidelity VIP Growth Division                                                        68,969.046  $   258.785  $   17,848,160
  Fidelity VIP Money Market Division                                                  16,480.691      124.936       2,059,034
  Fidelity VIP Equity Income Division                                                 33,565.935      296.489       9,951,921
  Fidelity VIP Overseas Division                                                      31,128.490      166.539       5,184,093
  Fidelity VIP High Income Division                                                   10,155.335      166.098       1,686,784
  Fidelity VIP II Investment Grade Bond Division                                       6,121.270      142.369         871,479
  Fidelity VIP II Asset Manager Division                                              46,953.948      202.303       9,498,945
  Fidelity VIP II Index 500 Division                                                  24,797.596      229.037       5,679,555
  Fidelity VIP II Contrafund Division                                                 29,894.414      176.648       5,280,776
  Fidelity VIP II Asset Manager: Growth Division                                       8,939.899      170.101       1,520,688
  Lexington Natural Resources Division                                                 8,345.503      122.254       1,020,272
  Lexington Emerging Markets Division                                                  7,395.103       82.854         612,716
  SAFECO RST Equity Division                                                          16,971.864      145.745       2,473,560
  SAFECO RST Growth Division                                                          28,815.751      165.079       4,756,876
  SAFECO RST Northwest Division                                                        1,268.243      128.860         163,426
  SAFECO RST Bond Division                                                             1,722.889      108.135         186,304

Premier Accumulation Life:
  Fidelity VIP Growth Division*                                                          376.315       10.474           3,942
  Fidelity VIP Money Market Division*                                                  9,979.358       10.083         100,617
  Fidelity VIP Equity Income Division*                                                   828.604       10.688           8,856
  Fidelity VIP Overseas Division*                                                        807.155       10.049           8,111
  Fidelity VIP High Income Division*                                                     201.866       10.191           2,057
  Fidelity VIP II Investment Grade Bond Division*                                         20.000       10.129             203
  Fidelity VIP II Asset Manager Division*                                                243.092       10.443           2,539
  Fidelity VIP II Index 500 Division*                                                  4,944.463       10.764          53,224
  Fidelity VIP II Contrafund Division*                                                   370.892       10.274           3,810
  Fidelity VIP II Asset Manager: Growth Division*                                        134.461       10.554           1,419
  Fidelity VIP III Growth Opportunities Division*                                         20.000       10.765             215
  Fidelity VIP III Growth & Income Division*                                              20.000       10.494             210
  Fidelity VIP III Balanced Division*                                                     20.000       10.512             210
  Lexington Natural Resources Division*                                                  355.341        9.316           3,311
  Lexington Emerging Markets Division*                                                   706.832        9.820           6,941
  SAFECO RST Equity Division*                                                          3,160.043       10.643          33,631
  SAFECO RST Growth Division*                                                          2,955.562       10.693          31,605
  SAFECO RST Northwest Division*                                                         838.553       10.504           8,808
  SAFECO RST Bond Division*                                                               20.000       10.134             203
  SAFECO RST Small Company Stock Division*                                               282.490       10.031           2,834
  Wanger U.S. Small Cap Advisor Division*                                                280.917       10.089           2,834
  American Century VP International Division*                                            481.844       10.406           5,014
  American Century VP Balanced Division*                                                  20.000       10.236             205
                                                                                                               --------------
Total                                                                                                          $   69,075,388
                                                                                                               --------------
                                                                                                               --------------

------------
* SAFECO Life owns twenty units in this investment division at December 31, 1997.

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997           1996
                                                              ------------   ------------
INVESTMENT INCOME (LOSS):
  Dividends                                                   $  4,111,948   $  1,861,626
  Mortality and Expense Charge (Note 3)                           (530,007)      (342,650)
                                                              ------------   ------------
  Net Investment Income (Loss)                                   3,581,941      1,518,976
                                                              ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on Investments                        2,916,978      1,219,403
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments                                                  4,556,931      2,104,550
                                                              ------------   ------------
  Net Realized and Unrealized Gain (Loss) on Investments         7,473,909      3,323,953
                                                              ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    11,055,850      4,842,929
                                                              ------------   ------------
CHANGES IN NET ASSETS FROM POLICY RELATED TRANSACTIONS:
  Transfers in from Net Premiums                                18,502,688     17,165,491
  Transfers out for Policy Related Transactions                 (7,729,946)    (5,337,120)
  Transfers between Separate Account SL's Divisions and (to)
    from Guaranteed Interest Division, Net                          14,439      2,039,756
  Transfers in (out) - Operational Seed Money                        4,600              0
  Gain (Loss) Attributable to SAFECO Life                             (368)        (2,777)
                                                              ------------   ------------
NET CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS               10,791,413     13,865,350
                                                              ------------   ------------
NET CHANGE IN NET ASSETS                                        21,847,263     18,708,279
NET ASSETS, BEGINNING OF PERIOD                                 47,228,125     28,519,846
                                                              ------------   ------------
NET ASSETS, END OF PERIOD                                     $ 69,075,388   $ 47,228,125
                                                              ------------   ------------
                                                              ------------   ------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                            YEAR ENDED DECEMBER 31, 1997
                                                    -----------------------------------------------------------------------------
                                                        TOTAL       FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                      SEPARATE         GROWTH       MONEY MARKET    EQUITY INCOME     OVERSEAS
                                                       ACCOUNT        DIVISION        DIVISION        DIVISION        DIVISION
                                                    -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME (LOSS):
  Dividends                                          $  4,111,948    $    516,357    $   123,914     $   730,426     $    374,033
  Mortality and Expense Charge (Note 3)                  (530,007)       (142,564)       (20,204)        (78,115)         (44,562)
                                                    -------------   -------------   -------------   -------------   -------------
  Net Investment Income (Loss)                          3,581,941         373,793        103,710         652,311          329,471
                                                    -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net Realized Gain (Loss) on Investments               2,916,978         827,060              0         370,199          184,852
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                       4,556,931       1,838,335              0       1,005,276          (59,527)
                                                    -------------   -------------   -------------   -------------   -------------
  Net Realized and Unrealized Gain (Loss) on
    Investments                                         7,473,909       2,665,395              0       1,375,475          125,325
                                                    -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                       11,055,850       3,039,188        103,710       2,027,786          454,796
                                                    -------------   -------------   -------------   -------------   -------------
CHANGES IN NET ASSETS FROM POLICY RELATED
 TRANSACTIONS:
  Transfers in from Net Premiums                       18,502,688       3,258,766      3,453,897       2,034,589        1,054,250
  Transfers out for Policy Related Transactions        (7,729,946)     (1,806,612)      (304,339)     (1,045,252)        (621,451)
  Transfers between Separate Account SL's
    Divisions and (to) from Guaranteed Interest
    Division, Net                                          14,439        (447,640)    (3,046,340)         38,834           79,895
  Transfers in (out) - Operational Seed Money               4,600             200            200             200              200
  Gain (Loss) Attributable to SAFECO Life                    (368)         (4,554)         4,200            (555)             (47)
                                                    -------------   -------------   -------------   -------------   -------------
NET CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS      10,791,413       1,000,160        107,618       1,027,816          512,847
                                                    -------------   -------------   -------------   -------------   -------------
NET CHANGE IN NET ASSETS                               21,847,263       4,039,348        211,328       3,055,602          967,643
NET ASSETS, BEGINNING OF PERIOD                        47,228,125      13,812,754      1,948,323       6,905,175        4,224,561
                                                    -------------   -------------   -------------   -------------   -------------
NET ASSETS, END OF PERIOD                            $ 69,075,388    $ 17,852,102    $ 2,159,651     $ 9,960,777     $  5,192,204
                                                    -------------   -------------   -------------   -------------   -------------
                                                    -------------   -------------   -------------   -------------   -------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31, 1997
                                                ----------------------------------------------------------------------------------
                                                                  FIDELITY VIP
                                                                       II          FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                                 FIDELITY VIP      INVESTMENT           II               II               II
                                                 HIGH INCOME       GRADE BOND     ASSET MANAGER      INDEX 500        CONTRAFUND
                                                   DIVISION         DIVISION         DIVISION         DIVISION         DIVISION
                                                --------------   --------------   --------------   --------------   --------------
INVESTMENT INCOME (LOSS):
  Dividends                                       $    118,089     $    41,932      $   990,660      $   112,819      $   104,398
  Mortality and Expense Charge (Note 3)                (14,472)         (6,857)         (80,822)         (38,183)         (38,914)
                                                --------------   --------------   --------------   --------------   --------------
  Net Investment Income (Loss)                         103,617          35,075          909,838           74,636           65,484
                                                --------------   --------------   --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on Investments              106,691          (2,286)         264,306          212,725          264,916
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                       37,852          26,567          415,386          805,228          553,496
                                                --------------   --------------   --------------   --------------   --------------
  Net Realized and Unrealized Gain (Loss) on
    Investments                                        144,543          24,281          679,692        1,017,953          818,412
                                                --------------   --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                            248,160          59,356        1,589,530        1,092,589          883,896
                                                --------------   --------------   --------------   --------------   --------------
CHANGES IN NET ASSETS FROM POLICY RELATED
  TRANSACTIONS:
  Transfers in from Net Premiums                       515,592         154,794        1,536,942        1,624,150        1,401,808
  Transfers out for Policy Related
    Transactions                                      (211,691)       (105,048)      (1,463,169)        (516,224)        (551,232)
  Transfers between Separate Account SL's
    Divisions and (to) from Guaranteed
    Interest Division, Net                            (308,488)         42,724         (246,774)         400,922          359,783
  Transfers in (out) - Operational Seed Money              200             200              200              200              200
  Gain (Loss) Attributable to SAFECO Life                 (104)            134            1,610             (318)          (3,460)
                                                --------------   --------------   --------------   --------------   --------------
NET CHANGE IN NET ASSETS FROM POLICY
  TRANSACTIONS                                          (4,491)         92,804         (171,191)       1,508,730        1,207,099
                                                --------------   --------------   --------------   --------------   --------------
NET CHANGE IN NET ASSETS                               243,669         152,160        1,418,339        2,601,319        2,090,995
NET ASSETS, BEGINNING OF PERIOD                      1,445,172         719,522        8,083,145        3,131,460        3,193,591
                                                --------------   --------------   --------------   --------------   --------------
NET ASSETS, END OF PERIOD                         $  1,688,841     $   871,682      $ 9,501,484      $ 5,732,779      $ 5,284,586
                                                --------------   --------------   --------------   --------------   --------------
                                                --------------   --------------   --------------   --------------   --------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                       YEAR ENDED DECEMBER 31, 1997
                                          ---------------------------------------------------------------------------------------
                                                             FIDELITY VIP      FIDELITY VIP
                                          FIDELITY VIP II         III               III          FIDELITY VIP        LEXINGTON
                                          ASSET MANAGER:        GROWTH           GROWTH &             III             NATURAL
                                              GROWTH         OPPORTUNITIES        INCOME           BALANCED          RESOURCES
                                             DIVISION          DIVISION*         DIVISION*         DIVISION*         DIVISION
                                          ---------------   ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME (LOSS):
  Dividends                                  $     1,396       $         0       $         6       $         0       $     28,016
  Mortality and Expense Charge (Note 3)          (11,707)                0                 0                 0             (8,036)
                                          ---------------   ---------------   ---------------   ---------------   ---------------
  Net Investment Income (Loss)                   (10,311)                0                 6                 0             19,980
                                          ---------------   ---------------   ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on
    Investments                                  136,339                 0                 0                 0             67,477
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                146,598                15                10                10            (39,627)
                                          ---------------   ---------------   ---------------   ---------------   ---------------
  Net Realized and Unrealized Gain
    (Loss) on Investments                        282,937                15                10                10             27,850
                                          ---------------   ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      272,626                15                16                10             47,830
                                          ---------------   ---------------   ---------------   ---------------   ---------------
CHANGES IN NET ASSETS FROM POLICY
  RELATED TRANSACTIONS:
  Transfers in from Net Premiums                 403,875                 0                 0                 0            311,597
  Transfers out for Policy Related
    Transactions                                (309,588)                0                 0                 0           (116,998)
  Transfers between Separate Account
    SL's Divisions and (to) from
    Guaranteed Interest Division, Net            345,415                 0                 0                 0             98,814
  Transfers in (out) - Operational Seed
    Money                                            200               200               200               200                200
  Gain (Loss) Attributable to SAFECO
    Life                                             699                 0                (6)                0             (1,273)
                                          ---------------   ---------------   ---------------   ---------------   ---------------
NET CHANGE IN NET ASSETS FROM POLICY
  TRANSACTIONS                                   440,601               200               194               200            292,340
                                          ---------------   ---------------   ---------------   ---------------   ---------------
NET CHANGE IN NET ASSETS                         713,227               215               210               210            340,170
NET ASSETS, BEGINNING OF PERIOD                  808,880                 0                 0                 0            683,413
                                          ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS, END OF PERIOD                    $ 1,522,107       $       215       $       210       $       210       $  1,023,583
                                          ---------------   ---------------   ---------------   ---------------   ---------------
                                          ---------------   ---------------   ---------------   ---------------   ---------------

------------

*  For the period from October 30, 1997 (date of inception) to December 31,
1997.

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                     YEAR ENDED DECEMBER 31, 1997
                                          ----------------------------------------------------------------------------------
                                            LEXINGTON
                                             EMERGING        SAFECO RST       SAFECO RST       SAFECO RST       SAFECO RST
                                             MARKETS           EQUITY           GROWTH         NORTHWEST           BOND
                                             DIVISION         DIVISION         DIVISION         DIVISION         DIVISION
                                          --------------   --------------   --------------   --------------   --------------
INVESTMENT INCOME (LOSS):
  Dividends                                 $        403     $   181,882      $   770,267      $     7,403      $     9,834
  Mortality and Expense Charge (Note 3)           (6,227)        (11,138)         (26,851)            (695)            (658)
                                          --------------   --------------   --------------   --------------   --------------
  Net Investment Income (Loss)                    (5,824)        170,744          743,416            6,708            9,176
                                          --------------   --------------   --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on
    Investments                                   41,428          59,430          370,229           11,705            1,907
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments               (122,637)        (36,494)          (4,000)          (5,253)          (4,286)
                                          --------------   --------------   --------------   --------------   --------------
  Net Realized and Unrealized Gain
    (Loss) on Investments                        (81,209)         22,936          366,229            6,452           (2,379)
                                          --------------   --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      (87,033)        193,680        1,109,645           13,160            6,797
                                          --------------   --------------   --------------   --------------   --------------
CHANGES IN NET ASSETS FROM POLICY
  RELATED TRANSACTIONS:
  Transfers in from Net Premiums                 276,890         974,116        1,424,172           61,727           15,523
  Transfers out for Policy Related
    Transactions                                 (70,244)       (179,705)        (413,515)          (8,104)          (6,724)
  Transfers between Separate Account
    SL's Divisions and (to) from
    Guaranteed Interest Division, Net            (13,442)      1,198,913        1,242,542           96,599          162,638
  Transfers in (out) - Operational Seed
    Money                                            200             200              200              200              200
  Gain (Loss) Attributable to SAFECO
    Life                                             536            (216)           3,115             (164)              35
                                          --------------   --------------   --------------   --------------   --------------
NET CHANGE IN NET ASSETS FROM POLICY
  TRANSACTIONS                                   193,940       1,993,308        2,256,514          150,258          171,672
                                          --------------   --------------   --------------   --------------   --------------
NET CHANGE IN NET ASSETS                         106,907       2,186,988        3,366,159          163,418          178,469
NET ASSETS, BEGINNING OF PERIOD                  512,750         320,203        1,422,322            8,816            8,038
                                          --------------   --------------   --------------   --------------   --------------
NET ASSETS, END OF PERIOD                   $    619,657     $ 2,507,191      $ 4,788,481      $   172,234      $   186,507
                                          --------------   --------------   --------------   --------------   --------------
                                          --------------   --------------   --------------   --------------   --------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                              YEAR ENDED DECEMBER 31, 1997
                                                          ---------------------------------------------------------------------
                                                                                                 AMERICAN
                                                                              WANGER U.S.         CENTURY          AMERICAN
                                                            SAFECO RST         SMALL CAP            VP              CENTURY
                                                           SMALL COMPANY        ADVISOR        INTERNATIONAL      VP BALANCED
                                                          STOCK DIVISION*      DIVISION*         DIVISION*         DIVISION*
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME (LOSS):
  Dividends                                                  $       113       $         0       $         0       $         0
  Mortality and Expense Charge (Note 3)                                0                 0                (2)                0
                                                          ---------------   ---------------   ---------------   ---------------
  Net Investment Income (Loss)                                       113                 0                (2)                0
                                                          ---------------   ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on Investments                              0                 0                 0                 0
  Net Change in Unrealized Appreciation (Depreciation)
    of Investments                                                   (71)               34                15                 4
                                                          ---------------   ---------------   ---------------   ---------------
  Net Realized and Unrealized Gain (Loss) on Investments             (71)               34                15                 4
                                                          ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                          42                34                13                 4
                                                          ---------------   ---------------   ---------------   ---------------
CHANGES IN NET ASSETS FROM POLICY RELATED TRANSACTIONS:
  Transfers in from Net Premiums                                       0                 0                 0                 0
  Transfers out for Policy Related Transactions                        0                 0               (50)                0
  Transfers between Separate Account SL's Divisions and
    (to) from Guaranteed Interest Division, Net                    2,592             2,601             4,851                 0
  Transfers in (out) - Operational Seed Money                        200               200               200               200
  Gain (Loss) Attributable to SAFECO Life                              0                (1)                0                 1
                                                          ---------------   ---------------   ---------------   ---------------
NET CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS                  2,792             2,800             5,001               201
                                                          ---------------   ---------------   ---------------   ---------------
NET CHANGE IN NET ASSETS                                           2,834             2,834             5,014               205
NET ASSETS, BEGINNING OF PERIOD                                        0                 0                 0                 0
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS, END OF PERIOD                                    $     2,834       $     2,834       $     5,014       $       205
                                                          ---------------   ---------------   ---------------   ---------------
                                                          ---------------   ---------------   ---------------   ---------------

------------

*  For the period from October 30, 1997 (date of inception) to December 31,
1997.

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                        YEAR ENDED DECEMBER 31, 1996
                                                -----------------------------------------------------------------------------
                                                    TOTAL       FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                  SEPARATE         GROWTH       MONEY MARKET    EQUITY INCOME     OVERSEAS
                                                   ACCOUNT        DIVISION        DIVISION        DIVISION        DIVISION
                                                -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME (LOSS):
  Dividends                                      $  1,861,626    $    652,496    $   106,904     $   220,067     $     73,902
  Mortality and Expense Charge (Note 3)              (342,650)       (106,992)       (18,880)        (52,471)         (33,173)
                                                -------------   -------------   -------------   -------------   -------------
  Net Investment Income (Loss)                      1,518,976         545,504         88,024         167,596           40,729
                                                -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net Realized Gain (Loss) on Investments           1,219,403         666,095              0         261,564           84,017
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                   2,104,550         189,972              0         308,534          292,888
                                                -------------   -------------   -------------   -------------   -------------
  Net Realized and Unrealized Gain (Loss) on
    Investments                                     3,323,953         856,067              0         570,098          376,905
                                                -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          4,842,929       1,401,571         88,024         737,694          417,634
                                                -------------   -------------   -------------   -------------   -------------
CHANGES IN NET ASSETS FROM POLICY RELATED
 TRANSACTIONS:
  Transfers in from Net Premiums                   17,165,491       4,124,943      3,446,186       2,357,488        1,166,002
  Transfers out for Policy Related
    Transactions                                   (5,337,120)     (1,568,735)      (130,228)       (902,544)        (538,631)
  Transfers between Separate Account SL's
    Divisions and (to) from Guaranteed
    Interest Division, Net                          2,039,756       1,043,497     (2,712,658)         20,519          269,996
  Transfers in (out) - Operational Seed Money               0               0              0               0                0
  Gain (Loss) Attributable to SAFECO Life              (2,777)         (3,620)       (10,424)         (1,691)            (673)
                                                -------------   -------------   -------------   -------------   -------------
NET CHANGE IN NET ASSETS FROM POLICY
 TRANSACTIONS                                      13,865,350       3,596,085        592,876       1,473,772          896,694
                                                -------------   -------------   -------------   -------------   -------------
NET CHANGE IN NET ASSETS                           18,708,279       4,997,656        680,900       2,211,466        1,314,328
NET ASSETS, BEGINNING OF PERIOD                    28,519,846       8,815,098      1,267,423       4,693,709        2,910,233
                                                -------------   -------------   -------------   -------------   -------------
NET ASSETS, END OF PERIOD                        $ 47,228,125    $ 13,812,754    $ 1,948,323     $ 6,905,175     $  4,224,561
                                                -------------   -------------   -------------   -------------   -------------
                                                -------------   -------------   -------------   -------------   -------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31, 1996
                                                ----------------------------------------------------------------------------------
                                                                  FIDELITY VIP
                                                                       II          FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                                 FIDELITY VIP      INVESTMENT           II               II               II
                                                 HIGH INCOME       GRADE BOND     ASSET MANAGER      INDEX 500        CONTRAFUND
                                                   DIVISION         DIVISION         DIVISION         DIVISION         DIVISION
                                                --------------   --------------   --------------   --------------   --------------
INVESTMENT INCOME (LOSS):
  Dividends                                       $     62,691     $    50,447      $   440,128      $    54,385      $    11,263
  Mortality and Expense Charge (Note 3)                 (9,849)         (7,083)         (66,690)         (17,435)         (18,320)
                                                --------------   --------------   --------------   --------------   --------------
  Net Investment Income (Loss)                          52,842          43,364          373,438           36,950           (7,057)
                                                --------------   --------------   --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on Investments               14,163           7,591           67,740           68,068           36,577
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                       61,598         (36,058)         502,688          290,744          383,171
                                                --------------   --------------   --------------   --------------   --------------
  Net Realized and Unrealized Gain (Loss) on
    Investments                                         75,761         (28,467)         570,428          358,812          419,748
                                                --------------   --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                            128,603          14,897          943,866          395,762          412,691
                                                --------------   --------------   --------------   --------------   --------------
CHANGES IN NET ASSETS FROM POLICY RELATED
  TRANSACTIONS:
  Transfers in from Net Premiums                       489,342         271,528        2,044,200        1,192,914        1,223,954
  Transfers out for Policy Related
    Transactions                                      (192,518)       (144,121)      (1,211,057)        (284,721)        (250,013)
  Transfers between Separate Account SL's
    Divisions and (to) from Guaranteed
    Interest Division, Net                             326,333        (412,302)        (422,044)         670,973          744,280
  Transfers in (out) - Operational Seed Money                0               0                0                0                0
  Gain (Loss) Attributable to SAFECO Life                  (37)             64           (2,344)            (159)          (4,087)
                                                --------------   --------------   --------------   --------------   --------------
NET CHANGE IN NET ASSETS FROM POLICY
  TRANSACTIONS                                         623,120        (284,831)         408,755        1,579,007        1,714,134
                                                --------------   --------------   --------------   --------------   --------------
NET CHANGE IN NET ASSETS                               751,723        (269,934)       1,352,621        1,974,769        2,126,825
NET ASSETS, BEGINNING OF PERIOD                        693,449         989,456        6,730,524        1,156,691        1,066,766
                                                --------------   --------------   --------------   --------------   --------------
NET ASSETS, END OF PERIOD                         $  1,445,172     $   719,522      $ 8,083,145      $ 3,131,460      $ 3,193,591
                                                --------------   --------------   --------------   --------------   --------------
                                                --------------   --------------   --------------   --------------   --------------

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                            YEAR ENDED DECEMBER 31, 1996
                                                ------------------------------------------------------------------------------------
                                                FIDELITY VIP II      LEXINGTON        LEXINGTON
                                                 ASSET MANAGER:       NATURAL          EMERGING        SAFECO RST       SAFECO RST
                                                     GROWTH          RESOURCES         MARKETS           EQUITY           GROWTH
                                                    DIVISION         DIVISION*        DIVISION*        DIVISION*        DIVISION*
                                                ----------------   --------------   --------------   --------------   --------------
INVESTMENT INCOME (LOSS):
  Dividends                                         $    41,438      $      2,151     $          0     $    30,039      $   115,216
  Mortality and Expense Charge (Note 3)                  (4,651)           (1,331)          (1,451)           (675)          (3,614)
                                                ----------------   --------------   --------------   --------------   --------------
  Net Investment Income (Loss)                           36,787               820           (1,451)         29,364          111,602
                                                ----------------   --------------   --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on Investments                12,549             5,839           (3,540)          2,283           (3,530)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                        43,534            58,877           (3,366)        (11,822)          23,996
                                                ----------------   --------------   --------------   --------------   --------------
  Net Realized and Unrealized Gain (Loss) on
    Investments                                          56,083            64,716           (6,906)         (9,539)          20,466
                                                ----------------   --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                              92,870            65,536           (8,357)         19,825          132,068
                                                ----------------   --------------   --------------   --------------   --------------
CHANGES IN NET ASSETS FROM POLICY RELATED
  TRANSACTIONS:
  Transfers in from Net Premiums                        247,373           136,380          132,526          56,058          265,857
  Transfers out for Policy Related
    Transactions                                        (47,071)           (9,309)         (14,320)         (7,234)         (36,206)
  Transfers between Separate Account SL's
    Divisions and (to) from Guaranteed
    Interest Division, Net                              315,334           480,695          402,781         251,559        1,054,115
  Transfers in (out) - Operational Seed Money                 0                 0                0               0                0
  Gain (Loss) Attributable to SAFECO Life                 3,877            10,111              120              (5)           6,488
                                                ----------------   --------------   --------------   --------------   --------------
NET CHANGE IN NET ASSETS FROM POLICY
  TRANSACTIONS                                          519,513           617,877          521,107         300,378        1,290,254
                                                ----------------   --------------   --------------   --------------   --------------
NET CHANGE IN NET ASSETS                                612,383           683,413          512,750         320,203        1,422,322
NET ASSETS, BEGINNING OF PERIOD                         196,497                 0                0               0                0
                                                ----------------   --------------   --------------   --------------   --------------
NET ASSETS, END OF PERIOD                           $   808,880      $    683,413     $    512,750     $   320,203      $ 1,422,322
                                                ----------------   --------------   --------------   --------------   --------------
                                                ----------------   --------------   --------------   --------------   --------------

------------

*  For the period from April 30, 1996 (date of inception) to December 31, 1996.

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                YEAR ENDED DECEMBER 31, 1996
                                                              ---------------------------------
                                                                SAFECO RST        SAFECO RST
                                                                 NORTHWEST           BOND
                                                                 DIVISION*         DIVISION*
                                                              ---------------   ---------------
INVESTMENT INCOME (LOSS):
  Dividends                                                     $         60      $        439
  Mortality and Expense Charge (Note 3)                                  (18)              (17)
                                                              ---------------   ---------------
  Net Investment Income (Loss)                                            42               422
                                                              ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on Investments                                (13)                0
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments                                                          147              (353)
                                                              ---------------   ---------------
  Net Realized and Unrealized Gain (Loss) on Investments                 134              (353)
                                                              ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                             176                69
                                                              ---------------   ---------------
CHANGES IN NET ASSETS FROM POLICY RELATED TRANSACTIONS:
  Transfers in from Net Premiums                                       3,602             7,138
  Transfers out for Policy Related Transactions                         (371)              (41)
  Transfers between Separate Account SL's Divisions and (to)
    from Guaranteed Interest Division, Net                             5,808               870
  Transfers in (out) - Operational Seed Money                              0                 0
  Gain (Loss) Attributable to SAFECO Life                               (399)                2
                                                              ---------------   ---------------
NET CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS                      8,640             7,969
                                                              ---------------   ---------------
NET CHANGE IN NET ASSETS                                               8,816             8,038
NET ASSETS, BEGINNING OF PERIOD                                            0                 0
                                                              ---------------   ---------------
NET ASSETS, END OF PERIOD                                       $      8,816      $      8,038
                                                              ---------------   ---------------
                                                              ---------------   ---------------

------------

*  For the period from April 30, 1996 (date of inception) to December 31, 1996.

                       See Notes To Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS

1)  ORGANIZATION

    SAFECO Life Separate Account SL (Account SL) is a separate account of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

    Account SL was formed by SAFECO to support the operations of its variable life insurance policies. SAFECO Securities, Inc., a wholly-owned subsidiary of SAFECO Corporation, is the principal underwriter of the Policies issued through Account SL. The assets of Account SL are the property of SAFECO and such assets associated with the Policies will not be chargeable with liabilities arising out of any other business SAFECO may conduct.

    On January 3, 1996, SAFECO was granted approval in an order by the SEC to transfer Policy Account Values from Investment Divisions invested in portfolios of Hudson River Trust to certain Investment Divisions invested in portfolios of Variable Insurance Products (VIP) and Variable Insurance Products II (VIP II). On February 20, 1996, SAFECO transferred the Policy Account Values specified in the order. From February 20, 1996 to April 29, 1996, Account SL consisted solely of ten Investment Divisions invested in portfolios of VIP and VIP II.

    On April 30, 1996, six new Investment Divisions were made available to policyholders. These divisions invest in the Equity, Growth, Northwest, and Bond Portfolios of SAFECO Resource Series Trust, the Lexington Natural Resources Portfolio of Lexington Natural Resources Trust, and the Lexington Emerging Markets Portfolio of the Lexington Emerging Markets Fund, Inc.

    On October 30, 1997, a new policy type was introduced with an additional seven Investment Divisions to the sixteen Investment Divisions mentioned above. These divisions invest in the Growth Opportunities, Growth and Income, and Balanced Portfolios of Fidelity Variable Insurance Products Fund III, the Small Company Stock Portfolio of SAFECO Resource Series Trust, the Wanger U.S. Small Cap Advisor Portfolio of Wanger Advisors Trust, and the American Century VP International and American Century VP Balanced Portfolios of American Century Variable Portfolios, Inc.

    Policyholders are permitted to transfer their funds among Investment Divisions in Account SL available under their policy, and to the Guaranteed Interest Division, which is not part of Account SL. Available Investment Divisions vary by policy type.

2)  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION. Investments in portfolio shares are valued at the net asset value of the respective portfolio.

    SECURITY TRANSACTIONS. Investment transactions are recorded on the trade date. Realized gains (losses) on sales of portfolio shares are determined on the basis of identified cost. Net investment income and net realized and unrealized gain (loss) on investments are allocated to the policies on a pro rata basis.

    ESTIMATES. The financial statements of Account SL are prepared in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.

    FEDERAL INCOME TAXES. The operations of Account SL are included in the Federal Income Tax return of SAFECO. Under the provisions of the policies, SAFECO has the right to charge Account SL. No charge is currently being made against Account SL for such tax since, under current tax law, SAFECO pays no tax on investment income and capital gains reflected in variable life insurance policy reserves.

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3)  EXPENSES

    SAFECO assumes mortality and expense risks related to the operations of Account SL and deducts a charge from the assets of Account SL to cover these risks. The daily charge varies by policy type and is equal to an annual rate of .70% to .90% of net assets of Account SL.

    SAFECO also deducts state premium taxes and administrative expenses from premiums before they are allocated to Account SL. These charges vary by policy type.

4)  INVESTMENT TRANSACTIONS

    Purchase and sales activity in underlying portfolio shares for the year ended December 31, 1997 was as follows:

                                                          PURCHASES         SALES
                                                         ------------   -------------
     Fidelity VIP Growth Portfolio                       $  3,744,964   $  (2,371,033)
     Fidelity VIP Money Market Portfolio                    6,233,772      (6,026,509)
     Fidelity VIP Equity Income Portfolio                   2,891,341      (1,210,961)
     Fidelity VIP Overseas Portfolio                        1,817,335        (976,368)
     Fidelity VIP High Income Portfolio                     1,880,969      (1,781,744)
     Fidelity VIP II Investment Grade Bond Portfolio          279,248        (152,707)
     Fidelity VIP II Asset Manager Portfolio                2,296,856      (1,568,421)
     Fidelity VIP II Index 500 Portfolio                    2,288,690        (706,098)
     Fidelity VIP II Contrafund Portfolio                   2,280,812      (1,004,311)
     Fidelity VIP II Asset Manager: Growth Portfolio        1,149,281        (718,943)
     Fidelity VIP III Growth Opportunities Portfolio*             200               0
     Fidelity VIP III Growth & Income Portfolio*                  206               0
     Fidelity VIP III Balanced Portfolio*                         200               0
     Lexington Natural Resources Portfolio                    699,000        (385,849)
     Lexington Emerging Markets Portfolio                     669,805        (481,784)
     SAFECO RST Equity Portfolio                            2,716,816        (552,738)
     SAFECO RST Growth Portfolio                            4,966,543      (1,970,897)
     SAFECO RST Northwest Portfolio                           254,255         (97,122)
     SAFECO RST Bond Portfolio                                257,004         (76,189)
     SAFECO RST Small Company Stock Portfolio*                  2,905               0
     Wanger U.S. Small Cap Advisor Portfolio*                   2,801               0
     American Century VP International Portfolio*               5,051             (50)
     American Century VP Balanced Portfolio*                      200               0
                                                         ------------   -------------
     Total                                               $ 34,438,254   $ (20,081,724)
                                                         ------------   -------------
                                                         ------------   -------------

       * For the period from October 30, 1997 (date of inception) to December 31, 1997.

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5)  HISTORICAL UNIT VALUES

    The following are unit values attributable to unitholders as of the date indicated:

                                                                 DECEMBER 31
                                          ---------------------------------------------------------
                                            1997        1996        1995        1994        1993
                                          ---------   ---------   ---------   ---------   ---------
Accumulation Life:
  Fidelity VIP Growth Division            $ 258.785   $ 211.469   $ 186.039   $ 138.673   $ 139.950
  Fidelity VIP Money Market Division        124.936     119.360     114.270     108.907     105.409
  Fidelity VIP Equity Income Division       296.489     233.528     206.203     154.013     145.146
  Fidelity VIP Overseas Division            166.539     150.638     134.264     123.521     122.522
  Fidelity VIP High Income Division         166.098     142.436     126.046     105.455     108.076
  Fidelity VIP II Investment Grade Bond
    Division                                142.369     131.721     128.816     110.786     116.148
  Fidelity VIP II Asset Manager Division    202.303     169.192     148.977     128.527     138.097
  Fidelity VIP II Index 500 Division        229.037     174.160     143.089     105.239     105.094
  Fidelity VIP II Contrafund Division       176.648     143.581     119.439         N/A         N/A
  Fidelity VIP II Asset Manager: Growth
    Division                                170.101     137.235     115.467         N/A         N/A
  Lexington Natural Resources Division      122.254     115.129         N/A         N/A         N/A
  Lexington Emerging Markets Division        82.854      94.523         N/A         N/A         N/A
  SAFECO RST Equity Division                145.745     117.794         N/A         N/A         N/A
  SAFECO RST Growth Division                165.079     115.231         N/A         N/A         N/A
  SAFECO RST Northwest Division             128.860      99.237         N/A         N/A         N/A
  SAFECO RST Bond Division                  108.135     100.648         N/A         N/A         N/A


                                                                 DECEMBER 31
                                          ---------------------------------------------------------
                                            1997        1996        1995        1994        1993
                                          ---------   ---------   ---------   ---------   ---------
Premier Accumulation Life:
  Fidelity VIP Growth Division            $  10.474   $     N/A   $     N/A   $     N/A   $     N/A
  Fidelity VIP Money Market Division         10.083         N/A         N/A         N/A         N/A
  Fidelity VIP Equity Income Division        10.688         N/A         N/A         N/A         N/A
  Fidelity VIP Overseas Division             10.049         N/A         N/A         N/A         N/A
  Fidelity VIP High Income Division          10.191         N/A         N/A         N/A         N/A
  Fidelity VIP II Investment Grade Bond
    Division                                 10.129         N/A         N/A         N/A         N/A
  Fidelity VIP II Asset Manager Division     10.443         N/A         N/A         N/A         N/A
  Fidelity VIP II Index 500 Division         10.764         N/A         N/A         N/A         N/A
  Fidelity VIP II Contrafund Division        10.274         N/A         N/A         N/A         N/A
  Fidelity VIP II Asset Manager: Growth
    Division                                 10.554         N/A         N/A         N/A         N/A
  Fidelity VIP III Growth Opportunities
    Division                                 10.765         N/A         N/A         N/A         N/A
  Fidelity VIP III Growth & Income
    Division                                 10.494         N/A         N/A         N/A         N/A
  Fidelity VIP III Balanced Division         10.512         N/A         N/A         N/A         N/A
  Lexington Natural Resources Division        9.316         N/A         N/A         N/A         N/A
  Lexington Emerging Markets Division         9.820         N/A         N/A         N/A         N/A
  SAFECO RST Equity Division                 10.643         N/A         N/A         N/A         N/A
  SAFECO RST Growth Division                 10.693         N/A         N/A         N/A         N/A
  SAFECO RST Northwest Division              10.504         N/A         N/A         N/A         N/A
  SAFECO RST Bond Division                   10.134         N/A         N/A         N/A         N/A
  SAFECO RST Small Company Stock
    Division                                 10.031         N/A         N/A         N/A         N/A
  Wanger U.S. Small Cap Advisor Division     10.089         N/A         N/A         N/A         N/A
  American Century VP International
    Division                                 10.406         N/A         N/A         N/A         N/A
  American Century VP Balanced Division      10.236         N/A         N/A         N/A         N/A

------------
N/A indicates the Investment Division was not yet available.

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                         SAFECO LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS

                               TABLE OF CONTENTS

                                                                                                   PAGE
                                                                                                   -----

Report of Independent Auditors................................................................        A-21

Consolidated Financial Statements

    Consolidated Balance Sheet................................................................        A-22

    Statement of Consolidated Income..........................................................        A-23

    Statement of Changes in Shareholder's Equity..............................................        A-24

    Statement of Consolidated Cash Flows......................................................        A-25

    Notes to Consolidated Financial Statements................................................        A-27

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheet of SAFECO Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related statements of consolidated income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

As described in Note 1 to the Consolidated Financial Statements, SAFECO Life Insurance Company and subsidiaries adopted certain new accounting standards in 1995 as required by the Financial Accounting Standards Board.

                                                           /s/ Ernst & Young LLP

Seattle, Washington
February 13, 1998

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEET
(In Thousands Except Share Amounts)

                                                                                    DECEMBER 31
                                                                              ------------------------
                                                                                 1997         1996
                                                                              -----------  -----------
ASSETS
Investments (Note 3):
  Fixed Maturities Available-for-Sale, at Market Value
    (Amortized Cost: 1997-$8,901,583; 1996-$7,597,733)......................  $ 9,401,886  $ 7,853,553
  Fixed Maturities Held-to-Maturity, at Amortized Cost
    (Market Value: 1997-$3,159,888; 1996-$2,670,004)........................    2,708,558    2,488,324
  Marketable Equity Securities, at Market Value
    (Cost: 1997-$10,651; 1996-$9,629).......................................       15,552       18,902
  First Mortgage Loans on Real Estate:
    Nonaffiliates (At cost, less allowance for losses:
      1997-$11,609; 1996-$10,943)...........................................      475,975      447,596
    Affiliates..............................................................      175,183      140,743
  Real Estate...............................................................        3,399        4,134
  Policy Loans..............................................................       60,249       58,153
  Short-Term Investments (At cost which approximates market)................       56,374       69,878
  Investment in Limited Partnerships........................................          250          250
                                                                              -----------  -----------
    Total Investments.......................................................   12,897,426   11,081,533
Cash........................................................................      244,512       19,136
Accrued Investment Income...................................................      181,757      159,790
Accounts and Notes Receivable (At cost, less allowance
  for doubtful accounts: 1997-$78; 1996-$85)................................       48,204       23,582
Reinsurance Recoverables (Note 6)...........................................       28,515       25,204
Deferred Policy Acquisition Costs (Net of valuation
  allowance: 1997-$35,349; 1996-$19,040)....................................      239,843      240,464
Present Value of Future Profits.............................................       13,239      --
Other Assets................................................................       63,544        5,497
Current Income Taxes Recoverable (Note 10)..................................      --               792
Assets Held in Separate Accounts............................................      905,417      491,212
                                                                              -----------  -----------
        Total Assets........................................................  $14,622,457  $12,047,210
                                                                              -----------  -----------
                                                                              -----------  -----------

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy and Contract Liabilities (Note 6):
    Future Policy Benefits..................................................  $   151,675  $   149,624
    Policy and Contract Claims..............................................       37,688       29,155
    Premiums Paid in Advance................................................        9,145        8,846
    Funds Held Under Deposit Contracts......................................   11,539,473    9,792,730
    Other Policyholders' Funds..............................................      166,759      134,422
                                                                              -----------  -----------
      Total Policy and Contract Liabilities.................................   11,904,740   10,114,777
  Other Liabilities.........................................................      125,247       76,089
  Federal Income Taxes (Note 10):
    Current.................................................................       19,192      --
    Deferred (Includes tax on unrealized appreciation of investment
     securities: 1997-$164,449; 1996-$86,120)...............................      179,296      103,648
  Liabilities Related to Separate Accounts..................................      905,417      491,212
                                                                              -----------  -----------
      Total Liabilities.....................................................   13,133,892   10,785,726
                                                                              -----------  -----------
Shareholder's Equity:
  Common Stock, $250 Par Value;
    20,000 Shares Authorized, Issued and Outstanding........................        5,000        5,000
  Additional Paid-In Capital................................................       85,000       85,000
  Retained Earnings (Note 8)................................................    1,093,048    1,011,439
  Unrealized Appreciation of Investment Securities, Net of Tax (Note 3).....      305,517      160,045
                                                                              -----------  -----------
      Total Shareholder's Equity............................................    1,488,565    1,261,484
                                                                              -----------  -----------
        Total Liabilities and Shareholder's Equity..........................  $14,622,457  $12,047,210
                                                                              -----------  -----------
                                                                              -----------  -----------

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED INCOME
(In Thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                                  ----------------------------------
                                                                     1997        1996        1995
                                                                  ----------  ----------  ----------
Revenues:
  Premiums......................................................  $  240,595  $  240,100  $  237,025
  Investment Income:
    Interest on Fixed Maturities................................     830,837     767,309     716,510
    Interest on Mortgage Loans..................................      56,232      52,127      51,912
    Interest on Short-Term Investments..........................       3,419       2,935       4,017
    Dividends from Marketable Equity Securities.................       1,044         843       1,387
    Dividends from Redeemable Preferred Stock...................      16,026      12,654       3,065
    Other Investment Income.....................................       3,843       3,879       4,155
                                                                  ----------  ----------  ----------

        Total...................................................     911,401     839,747     781,046
    Less Investment Expenses....................................       3,485       3,709       3,546
                                                                  ----------  ----------  ----------

  Net Investment Income.........................................     907,916     836,038     777,500
                                                                  ----------  ----------  ----------

  Other Revenue.................................................      21,751      12,933      11,608
  Realized Investment Gain (Note 3).............................       6,807      10,439       5,676
                                                                  ----------  ----------  ----------

        Total...................................................   1,177,069   1,099,510   1,031,809
                                                                  ----------  ----------  ----------

Benefits and Expenses:
  Policy Benefits...............................................     844,926     782,213     723,466
  Commissions...................................................      93,681      74,724      79,163
  Personnel Costs...............................................      48,503      43,609      42,314
  Taxes Other Than Payroll and Income Taxes.....................      11,817      15,512       7,913
  Other Operating Expenses......................................      46,639      45,224      42,978
  Amortization of Deferred Policy Acquisition Costs.............      36,946      35,652      32,376
  Deferral of Policy Acquisition Costs..........................     (53,068)    (42,426)    (35,347)
                                                                  ----------  ----------  ----------

        Total...................................................   1,029,444     954,508     892,863
                                                                  ----------  ----------  ----------

Income before Federal Income Taxes..............................     147,625     145,002     138,946
                                                                  ----------  ----------  ----------

Provision (Benefit) for Federal Income Taxes (Note 10):
  Current.......................................................      54,705      57,417      61,830
  Deferred......................................................      (4,689)     (6,471)    (13,800)
                                                                  ----------  ----------  ----------

        Total...................................................      50,016      50,946      48,030
                                                                  ----------  ----------  ----------

Net Income......................................................  $   97,609  $   94,056  $   90,916
                                                                  ----------  ----------  ----------
                                                                  ----------  ----------  ----------

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY
(In Thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                                  ----------------------------------
                                                                     1997        1996        1995
                                                                  ----------  ----------  ----------

Common Stock....................................................  $    5,000  $    5,000  $    5,000
                                                                  ----------  ----------  ----------
Additional Paid-In Capital......................................      85,000      85,000      85,000
                                                                  ----------  ----------  ----------
Retained Earnings:
      Balance at the Beginning of Year..........................   1,011,439     921,383     834,467
      Net Income................................................      97,609      94,056      90,916
      Dividends to Parent.......................................     (16,000)     (4,000)     (4,000)
                                                                  ----------  ----------  ----------
      Balance at the End of Year................................   1,093,048   1,011,439     921,383
                                                                  ----------  ----------  ----------
Unrealized Appreciation of Investment Securities, Net of Tax
  (Note 3):
      Balance at the Beginning of Year..........................     160,045     320,452    (126,229)
      Change in Unrealized Appreciation.........................     156,073    (175,861)    474,511
      Change in Deferred Policy Acquisition Costs Valuation
        Allowance...............................................     (10,601)     15,454     (27,830)
                                                                  ----------  ----------  ----------
      Balance at the End of Year................................     305,517     160,045     320,452
                                                                  ----------  ----------  ----------
        Shareholder's Equity....................................  $1,488,565  $1,261,484  $1,331,835
                                                                  ----------  ----------  ----------
                                                                  ----------  ----------  ----------

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS
(In Thousands)

                                                                       YEAR ENDED DECEMBER 31
                                                                -------------------------------------
                                                                   1997         1996         1995
                                                                -----------  -----------  -----------
OPERATING ACTIVITIES:
  Insurance Premiums Received.................................  $   216,089  $   216,801  $   216,269
  Dividends and Interest Received.............................      819,433      754,878      703,053
  Other Operating Receipts....................................       19,299       12,948       10,607
  Insurance Claims and Policy Benefits Paid...................     (353,227)    (302,955)    (272,206)
  Underwriting, Acquisition and Insurance Operating Costs
    Paid......................................................     (202,077)    (172,251)    (169,904)
  Income Taxes Paid...........................................      (36,140)     (71,255)     (61,247)
                                                                -----------  -----------  -----------
      Net Cash Provided by Operating Activities...............      463,377      438,166      426,572
                                                                -----------  -----------  -----------
INVESTING ACTIVITIES:
  Purchases of:
    Fixed Maturities Available-for-Sale.......................   (1,891,778)  (1,544,998)  (1,424,510)
    Fixed Maturities Held-to-Maturity.........................     (199,589)    (473,206)    (291,965)
    Purchase of Subsidiary, Net of Cash Acquired..............      116,122      --           --
    Marketable Equity Securities..............................       (5,773)        (272)        (260)
    Other Investments.........................................          (15)         (15)         (14)
    Policy and Nonaffiliated Mortgage Loans...................      (96,019)     (85,485)     (55,302)
    Affiliated Mortgage Loans.................................      (40,000)     (34,650)     (12,643)
  Maturities of Fixed Maturities Available-for-Sale...........      435,788      466,509      375,291
  Maturities of Fixed Maturities Held-to-Maturity.............        8,907       21,694       17,878
  Sales of:
    Fixed Maturities Available-for-Sale.......................      869,091      721,229      327,160
    Fixed Maturities Held-to-Maturity.........................      --            13,316      --
    Marketable Equity Securities..............................       11,185       10,394        2,172
    Other Investments.........................................        2,000        1,100          180
    Real Estate...............................................          639        1,086          876
    Policy and Nonaffiliated Mortgage Loans...................       61,159       48,341       50,734
    Affiliated Mortgage Loans.................................        5,560       31,730        8,977
  Net (Increase) Decrease in Short-Term Investments...........       11,519       (1,250)      (5,811)
  Other.......................................................      (50,141)        (747)        (122)
                                                                -----------  -----------  -----------
      Net Cash Used in Investing Activities...................     (761,345)    (825,224)  (1,007,359)
                                                                -----------  -----------  -----------
FINANCING ACTIVITIES:
  Funds Received Under Deposit Contracts......................    1,392,517    1,148,590    1,304,665
  Return of Funds Held Under Deposit Contracts................     (861,221)    (765,480)    (720,845)
  Dividends to Parent.........................................      (13,000)      (4,000)      (4,000)
  Net Proceeds from (Repayment of) Short-Term Borrowings......        5,048       (7,802)       9,143
                                                                -----------  -----------  -----------
      Net Cash Provided by Financing Activities...............      523,344      371,308      588,963
                                                                -----------  -----------  -----------
Net Increase (Decrease) in Cash...............................      225,376      (15,750)       8,176
Cash at Beginning of Year.....................................       19,136       34,886       26,710
                                                                -----------  -----------  -----------
Cash at End of Year...........................................  $   244,512  $    19,136  $    34,886
                                                                -----------  -----------  -----------
                                                                -----------  -----------  -----------

For purposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions.

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS --
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES
(In Thousands)

                                                                           YEAR ENDED DECEMBER 31
                                                                       -------------------------------
                                                                         1997       1996       1995
                                                                       ---------  ---------  ---------
Net Income...........................................................  $  97,609  $  94,056  $  90,916
                                                                       ---------  ---------  ---------
Adjustments to Reconcile Net Income to
  Net Cash Provided by Operating Activities:
    Realized Investment Gain.........................................     (6,807)   (10,439)    (5,676)
    Amortization of Fixed Maturity Investments.......................    (24,929)   (26,811)   (26,050)
    Deferred Federal Income Tax Benefit..............................     (4,689)    (6,471)   (13,800)
    Interest Expense on Deposit Contracts............................    473,851    460,594    432,327
    Other............................................................     (7,877)       574      3,140

    Changes in:
      Future Policy Benefits.........................................      1,855     (4,466)    (1,232)
      Policy and Contract Claims.....................................      2,830      2,748     (2,643)
      Premiums Paid in Advance.......................................        299        637       (574)
      Deferred Policy Acquisition Costs..............................    (15,688)    (6,198)    (6,116)
      Accrued Investment Income......................................    (11,451)    (8,893)    (8,990)
      Accrued Interest on Accrual Bonds..............................    (48,354)   (44,015)   (36,908)
      Other Receivables..............................................     (5,467)    (8,639)    (2,353)
      Current Federal Income Taxes...................................     18,565    (13,839)       583
      Other Assets and Liabilities...................................     (2,350)     4,668        449
      Other Policyholders' Funds.....................................     (4,020)     4,660      3,499
                                                                       ---------  ---------  ---------
        Total Adjustments............................................    365,768    344,110    335,656
                                                                       ---------  ---------  ---------
Net Cash Provided by Operating Activities............................  $ 463,377  $ 438,166  $ 426,572
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)

1.  NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   NATURE OF OPERATIONS. SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company offers individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company directly owns three subsidiaries, SAFECO National Life Insurance Company, First SAFECO National Life Insurance Company of New York, and WM Life Insurance Company, and indirectly owns Empire Life Insurance Company. The Company acquired WM Life Insurance Company and Empire Life Insurance Company in 1997 (see Note 2). The Company is a wholly-owned subsidiary of SAFECO Corporation which is a Washington corporation whose subsidiaries engage primarily in insurance and financial service businesses.

   BASIS OF REPORTING. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles appropriate in the circumstances and include amounts based on the best estimates and judgments of management. The financial statements include SAFECO Life Insurance Company and its subsidiaries.

   All significant intercompany transactions have been eliminated in the consolidated financial statements. Certain reclassifications have been made to prior year financial information to conform to the 1997 classifications.

   ACCOUNTING FOR PREMIUMS. Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

   INVESTMENTS. Fixed maturity investments (i.e., bonds and redeemable preferred stocks) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity, net of applicable income taxes and deferred policy acquisition costs valuation allowance. The Company has no fixed maturities classified as trading.

   All marketable equity securities are classified as available-for-sale and carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity, net of applicable income taxes.

   When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and reduce realized investment gains in the Statement of Consolidated Income.

   The cost of security investments sold is determined by the "identified cost" method.

   Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses.

   REAL ESTATE AND DEPRECIATION. Income-producing real estate is classified as an investment. The Company provides straight-line depreciation on its buildings based upon their estimated useful lives.

   Investment real estate that has declined in market value below cost and for which the decline is judged to be other than temporary is written down to estimated realizable value. Writedowns reduce realized investment gains in the Statement of Consolidated Income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 (continued)
   DEFERRED POLICY ACQUISITION COSTS. Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

   Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. There were no significant revisions made in 1997, 1996 or 1995.

   Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

   PRESENT VALUE OF FUTURE PROFITS. The present value of future profits represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. The present value was determined using a discount rate of 12.5%. For annuity contracts, amortization of the present value of future profits is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The present value of future profits is reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments were recorded in 1997.

   OTHER ASSETS. Call options on the S&P 500 index are purchased by the Company to hedge the growth in interest credited on equity indexed annuities sold. Premiums paid to purchase these call options are capitalized and included in other assets. Call option premiums are amortized as an expense over the term of the option on a straight-line basis. Gains and losses on these instruments are recorded in income when realized. The balance in other assets for call option premiums at December 31, 1997 is $21,232.

   The Financial Accounting Standards Board (FASB) has issued an exposure draft addressing accounting and disclosure requirements for derivative financial instruments. The Company's accounting treatment for options may change in the future based on the issuance of definitive guidance from the FASB.

   On December 31, 1997, the Company acquired Washington Mutual, Inc.' s life insurance subsidiaries, WM Life Insurance Company and Empire Life Insurance Company, and Washington Mutual, Inc. agreed to distribute the Company's annuity products through the Washington Mutual, Inc. multi-state banking network. The portion of this transaction relating to the distribution agreement is valued at $35 million and will be amortized on a straight-line basis over 15 years. The unamortized balance of $35 million is included in other assets.

   FUTURE POLICY BENEFITS. Liabilities for universal life insurance policies, deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions using market rates at issue, graded downward over 40 years to a range of 5.5% to 8.75%.

   Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest assumptions range from 8.5% graded to 3.25%.

   POLICY AND CONTRACT CLAIMS. The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 (continued)
   SEPARATE ACCOUNTS. The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the Separate Accounts, equal to the reserves and other contract liabilities of the Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the Separate Account are not reflected in the Statement of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

   FEDERAL INCOME TAXES. The Company and its subsidiaries, except for WM Life Insurance Company and Empire Life Insurance Company, are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

   NEW ACCOUNTING STANDARDS. In 1993, the FASB adopted Statement 114, "Accounting by Creditors for Impairment of a Loan," which provides guidance on valuing impaired loans. The FASB also issued Statement 118, "Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures," in 1994, which amends Statement 114. Both statements were effective for 1995 and adopted by the Company on January 1, 1995. Adoption did not affect net income. For additional disclosure relating to these two statements, see Note 3.

   In June of 1997, the FASB issued Statement 130, "Reporting Comprehensive Income." Statement 130 is effective for fiscal years beginning after December 15, 1997 and the Company will adopt it in the first quarter of 1998. Adoption will have no effect on net income but will require the reporting of "comprehensive income," which will include net income and certain items currently reported in shareholder's equity.

   The FASB issued Statement 131, "Disclosures about Segments of an Enterprise and Related Information," in June of 1997. Statement 131 changes the way information about business segments is reported in annual financial statements and requires the reporting of selected segment information in interim reports. This statement is effective for financial statements for periods beginning after December 15, 1997, and the Company plans on providing the required segment information in its 1998 consolidated financial statements. This statement has no effect on net income.

2.  ACQUISITION

   On December 31, 1997, the Company acquired Washington Mutual, Inc.'s life insurance subsidiaries, WM Life Insurance Company and Empire Life Insurance Company for $105.8 million. The fair value of assets acquired, excluding cash, was $766,921, and the fair value of liabilities assumed was $882,226. The acquisition is being treated as a purchase for accounting purposes, and allocation of purchase price resulted in no goodwill. The transaction was financed through internal sources.

   The unaudited pro forma condensed results of operations presented below assume the acquisition of WM Life Insurance Company and Empire Life Insurance Company occurred at the beginning of 1996, and give effects to actual operating results prior to the acquisition. These pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of the beginning of 1996 nor are they necessarily indicative of future consolidated results.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 2 (continued)
   PRO FORMA INFORMATION -- UNAUDITED

                                           YEAR ENDED DECEMBER 31
                                          ------------------------
                                             1997         1996
                                          -----------  -----------
Revenues................................  $ 1,244,530  $ 1,162,614
Net income..............................      103,474       97,654

3.  INVESTMENT SUMMARY

   A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1997 follows:

                                                          GROSS        GROSS           NET         ESTIMATED
                                           AMORTIZED   UNREALIZED    UNREALIZED     UNREALIZED      MARKET
                                             COST         GAINS        LOSSES          GAIN          VALUE
                                          -----------  -----------  ------------   ------------   -----------
United States government and government
  agencies and authorities..............  $   604,305  $   61,328   $       (47)   $    61,281    $   665,586
States, municipalities and political
  subdivisions..........................      134,160      13,439          (720)        12,719        146,879
Foreign governments.....................      102,053       6,674            (7)         6,667        108,720
Public utilities........................    1,467,168     100,208        (1,175)        99,033      1,566,201
All other corporate bonds...............    3,803,982     186,502        (1,174)       185,328      3,989,310
Mortgage-backed securities..............    2,789,915     139,056        (3,781)       135,275      2,925,190
                                          -----------  -----------  ------------   ------------   -----------
Total fixed maturities classified as
  available-for-sale....................    8,901,583     507,207        (6,904)       500,303      9,401,886
Marketable equity securities............       10,651       4,906            (5)         4,901         15,552
                                          -----------  -----------  ------------   ------------   -----------
Total investment securities classified
  as available-for-sale.................  $ 8,912,234  $  512,113   $    (6,909)       505,204    $ 9,417,438
                                          -----------  -----------  ------------                  -----------
                                          -----------  -----------  ------------                  -----------
Deferred policy acquisition costs
  valuation allowance...........................................................       (35,349)
Applicable federal income tax...................................................      (164,338)
                                                                                   ------------
Unrealized appreciation of investment
  securities, net of tax, included in
  shareholder's equity..........................................................   $   305,517
                                                                                   ------------
                                                                                   ------------

   A summary of fixed maturities classified as held-to-maturity at December 31, 1997 follows:

                                                          GROSS        GROSS           NET         ESTIMATED
                                           AMORTIZED   UNREALIZED    UNREALIZED     UNREALIZED      MARKET
                                             COST         GAINS        LOSSES          GAIN          VALUE
                                          -----------  -----------  ------------   ------------   -----------
United States government and government
  agencies and authorities..............  $   257,881  $   74,238   $   --         $    74,238    $   332,119
States, municipalities and political
  subdivisions..........................      120,345      14,917       --              14,917        135,262
Foreign governments.....................      148,903      40,306       --              40,306        189,209
Public utilities........................      417,519      78,330       --              78,330        495,849
All other corporate bonds...............    1,462,968     208,201          (142)       208,059      1,671,027
Mortgage-backed securities..............      300,942      35,574           (94)        35,480        336,422
                                          -----------  -----------       ------    ------------   -----------
Total fixed maturities classified as
  held-to-maturity......................  $ 2,708,558  $  451,566   $      (236)   $   451,330    $ 3,159,888
                                          -----------  -----------       ------    ------------   -----------
                                          -----------  -----------       ------    ------------   -----------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 3 (continued)
   A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1996 follows:

                                                          GROSS        GROSS           NET         ESTIMATED
                                           AMORTIZED   UNREALIZED    UNREALIZED     UNREALIZED      MARKET
                                             COST         GAINS        LOSSES          GAIN          VALUE
                                          -----------  -----------  ------------   ------------   -----------
United States government and government
  agencies and authorities..............  $   746,401  $   38,689   $    (1,915)   $    36,774    $   783,175
States, municipalities and political
  subdivisions..........................      131,538      11,192        (1,009)        10,183        141,721
Foreign governments.....................       74,427       4,575            (7)         4,568         78,995
Public utilities........................    1,428,912      72,384        (7,220)        65,164      1,494,076
All other corporate bonds...............    2,707,297     100,673       (15,464)        85,209      2,792,506
Mortgage-backed securities..............    2,509,158      72,485       (18,563)        53,922      2,563,080
                                          -----------  -----------  ------------   ------------   -----------
Total fixed maturities classified as
  available-for-sale....................    7,597,733     299,998       (44,178)       255,820      7,853,553
Marketable equity securities............        9,629       9,518          (245)         9,273         18,902
                                          -----------  -----------  ------------   ------------   -----------
Total investment securities classified
  as available-for-sale.................  $ 7,607,362  $  309,516   $   (44,423)       265,093    $ 7,872,455
                                          -----------  -----------  ------------                  -----------
                                          -----------  -----------  ------------                  -----------
Deferred policy acquisition costs
  valuation allowance...........................................................       (19,040)
Applicable federal income tax...................................................       (86,008)
                                                                                   ------------
Unrealized appreciation of investment
  securities, net of tax, included in
  shareholder's equity..........................................................   $   160,045
                                                                                   ------------
                                                                                   ------------

   A summary of fixed maturities classified as held-to-maturity at December 31, 1996 follows:

                                                             GROSS        GROSS         NET       ESTIMATED
                                              AMORTIZED   UNREALIZED   UNREALIZED   UNREALIZED     MARKET
                                                COST         GAINS       LOSSES        GAIN         VALUE
                                             -----------  -----------  -----------  -----------  -----------
United States government and government
  agencies and authorities.................  $   244,686   $  29,559    $    (396)   $  29,163   $   273,849
States, municipalities and political
  subdivisions.............................      103,075       3,797         (664)       3,133       106,208
Foreign governments........................      148,300      24,403       --           24,403       172,703
Public utilities...........................      545,249      48,130       (4,279)      43,851       589,100
All other corporate bonds..................    1,155,146      82,922       (9,495)      73,427     1,228,573
Mortgage-backed securities.................      291,868      13,110       (5,407)       7,703       299,571
                                             -----------  -----------  -----------  -----------  -----------
Total fixed maturities classified as
  held-to-maturity.........................  $ 2,488,324   $ 201,921    $ (20,241)   $ 181,680   $ 2,670,004
                                             -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 3 (continued)
   The amortized cost and estimated market value of fixed maturities at December 31, 1997, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE         HELD-TO-MATURITY
                                                        ------------------------  ------------------------
                                                                      ESTIMATED                 ESTIMATED
                                                         AMORTIZED     MARKET      AMORTIZED     MARKET
                                                           COST         VALUE        COST         VALUE
                                                        -----------  -----------  -----------  -----------
Due in one year or less...............................  $   243,954  $   245,140  $   --       $   --
Due after one year through five years.................    1,886,758    1,959,986            3            4
Due after five years through ten years................    1,268,615    1,320,613       49,128       56,715
Due after ten years...................................    2,712,341    2,950,957    2,358,485    2,766,747
Mortgage-backed securities............................    2,789,915    2,925,190      300,942      336,422
                                                        -----------  -----------  -----------  -----------
    Total.............................................  $ 8,901,583  $ 9,401,886  $ 2,708,558  $ 3,159,888
                                                        -----------  -----------  -----------  -----------
                                                        -----------  -----------  -----------  -----------

   At December 31, 1997 and 1996, the Company held below investment grade fixed maturities of $316 million and $242 million at amortized cost, respectively. The respective market values of these investments were approximately $329 million and $239 million. These holdings amounted to 2.6% and 2.3% of the Company's investments in fixed maturities at market value at December 31, 1997 and 1996, respectively.

   Certain fixed maturity securities with an amortized cost of $7,543 and $4,648 at December 31, 1997 and 1996, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

   At December 31, 1997 and 1996, mortgage loans constituted approximately 4.5% and 4.9% of total assets, respectively, and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 39% of the total in California. Individual loans generally do not exceed $5 million.

   The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 1997 is less than one percent of the total of such investments.

   The proceeds from sales of investment securities and related gains and losses for 1997 are as follows:

                                                                   YEAR ENDED DECEMBER 31, 1997
                                                      ------------------------------------------------------
                                                      FIXED MATURITIES   FIXED MATURITIES     MARKETABLE
                                                      AVAILABLE-FOR-SALE HELD-TO-MATURITY  EQUITY SECURITIES
                                                      -----------------  ----------------  -----------------
Proceeds from sales.................................     $   869,091        $   --             $  11,185
                                                      -----------------       --------          --------
                                                      -----------------       --------          --------
Gross realized gains on sales.......................     $     5,805        $   --             $   6,832
Gross realized losses on sales......................          (9,410)           --                  (397)
                                                      -----------------       --------          --------
    Realized gains (losses) on sales................          (3,605)           --                 6,435
Other (Including net gain on calls and
  redemptions)......................................           5,074            --                --
Writedowns (Including writedowns on securities
  subsequently sold)................................            (197)           --                --
                                                      -----------------       --------          --------
Total realized gain.................................     $     1,272        $   --             $   6,435
                                                      -----------------       --------          --------
                                                      -----------------       --------          --------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 3 (continued)
   The proceeds from sales of investment securities and related gains and losses for 1996 are as follows:

                                                                   YEAR ENDED DECEMBER 31, 1996
                                                      ------------------------------------------------------
                                                      FIXED MATURITIES   FIXED MATURITIES     MARKETABLE
                                                      AVAILABLE-FOR-SALE HELD-TO-MATURITY  EQUITY SECURITIES
                                                      -----------------  ----------------  -----------------
Proceeds from sales.................................     $   721,229        $   13,316         $  10,394
                                                      -----------------       --------          --------
                                                      -----------------       --------          --------
Gross realized gains on sales.......................     $    19,779        $   --             $   4,847
Gross realized losses on sales......................         (18,837)           (1,328)           --
                                                      -----------------       --------          --------
    Realized gains (losses) on sales................             942            (1,328)            4,847
Other (Including net gain or loss on calls and
  redemptions)......................................          13,687              (141)           --
Writedowns (Including writedowns on securities
  subsequently sold)................................          (5,465)           --                --
                                                      -----------------       --------          --------
Total realized gain (loss)..........................     $     9,164        $   (1,469)        $   4,847
                                                      -----------------       --------          --------
                                                      -----------------       --------          --------

   Two fixed maturities classified as held-to-maturity were sold during 1996 due to evidence of a significant deterioration in credit quality. The amortized cost of these securities was $14,644, and the losses realized on these sales were $1,328.

   The proceeds from sales of investment securities and related gains and losses for 1995 are as follows:

                                                                   YEAR ENDED DECEMBER 31, 1995
                                                      ------------------------------------------------------
                                                      FIXED MATURITIES   FIXED MATURITIES     MARKETABLE
                                                      AVAILABLE-FOR-SALE HELD-TO-MATURITY  EQUITY SECURITIES
                                                      -----------------  ----------------  -----------------
Proceeds from sales.................................     $   327,160        $   --             $   2,172
                                                      -----------------       --------           -------
                                                      -----------------       --------           -------
Gross realized gains on sales.......................     $    16,366        $   --             $   1,253
Gross realized losses on sales......................          (4,336)           --                  (282)
                                                      -----------------       --------           -------
    Realized gains on sales.........................          12,030            --                   971
Other (Including net gain on calls and
  redemptions)......................................           7,833            --                --
Writedowns (Including writedowns on securities
  subsequently sold)................................         (13,628)           --                --
                                                      -----------------       --------           -------
Total realized gain.................................     $     6,235        $   --             $     971
                                                      -----------------       --------           -------
                                                      -----------------       --------           -------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 3 (continued)
   The following summarizes the realized gain before federal income taxes and the net change in unrealized appreciation:

                                                                               YEAR ENDED DECEMBER 31
                                                                         ----------------------------------
                                                                            1997        1996        1995
                                                                         ----------  ----------  ----------

Realized gains (losses):
  Fixed maturities.....................................................  $    1,272  $    7,695  $    6,235
  Marketable equity securities.........................................       6,435       4,847         971
  First mortgage loans on real estate..................................        (900)     (2,050)     (1,600)
  Real estate..........................................................      --            (114)         70
  Investment in limited partnerships...................................      --              61      --
                                                                         ----------  ----------  ----------
    Realized gain before federal income taxes..........................  $    6,807  $   10,439  $    5,676
                                                                         ----------  ----------  ----------
                                                                         ----------  ----------  ----------


                                                                               YEAR ENDED DECEMBER 31
                                                                         ----------------------------------
                                                                            1997        1996        1995
                                                                         ----------  ----------  ----------
Increase (decrease) in unrealized appreciation of:
  Fixed maturities classified as available-for-sale....................  $  244,483  $ (268,956) $  726,046
  Marketable equity securities.........................................      (4,372)     (1,599)      3,971
  Deferred policy acquisition costs valuation allowance................     (16,309)     23,775     (42,815)
  Applicable federal income tax........................................     (78,330)     86,373    (240,521)
                                                                         ----------  ----------  ----------
  Net change in unrealized appreciation................................  $  145,472  $ (160,407) $  446,681
                                                                         ----------  ----------  ----------
                                                                         ----------  ----------  ----------

   The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans:

                                                                                         YEAR ENDED DECEMBER
                                                                                                  31
                                                                                         --------------------
                                                                                           1997       1996
                                                                                         ---------  ---------
Allowance at beginning of year.........................................................  $  10,943  $   9,633

Provision for credit losses............................................................        900      2,050

Loans charged off as uncollectible.....................................................       (234)      (740)
                                                                                         ---------  ---------

Allowance at end of year...............................................................  $  11,609  $  10,943
                                                                                         ---------  ---------
                                                                                         ---------  ---------

   The allowance includes amounts determined under FAS 114 and FAS 118 (specific reserves), as well as general reserve amounts. The total investment in impaired loans, as defined under FAS 114 and 118 and before any reserve for losses, is $3.3 and $3.2 million at December 31, 1997 and 1996, respectively. A specific loan loss reserve has been established for each impaired loan, the total of which is $550 and $835 and is included in the overall allowance of $11.6 and $10.9 million at December 31, 1997 and 1996, respectively.

4.  COMMITMENTS AND CONTINGENCIES

   The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation were $2,401 at December 31, 1997. At December 31, 1997, unfunded mortgage loan commitments approximated $5,785. The Company had no other material commitments or contingencies at December 31, 1997.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  FINANCIAL INSTRUMENTS

   ESTIMATED FAIR VALUES. Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

   Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

   Fair value amounts for investments in fixed maturities and marketable equity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

   The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

   The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

   Estimated fair values of financial instruments at December 31 are as follows:

                                                                 1997                        1996
                                                     ----------------------------  ------------------------
                                                       CARRYING       ESTIMATED     CARRYING     ESTIMATED
                                                        AMOUNT       FAIR VALUE      AMOUNT     FAIR VALUE
                                                     -------------  -------------  -----------  -----------

Financial assets:

  Fixed maturities available-for-sale..............  $   9,401,886  $   9,401,886  $ 7,853,553  $ 7,853,553

  Fixed maturities held-to-maturity................      2,708,558      3,159,888    2,488,324    2,670,004

  Marketable equity securities.....................         15,552         15,552       18,902       18,902

  Mortgage loans...................................        651,158        677,000      588,339      596,000

Financial liabilities:

  Funds held under deposit contracts...............     11,539,473     12,021,000    9,792,730    9,935,000

   Other insurance-related financial instruments are exempt from fair value disclosure requirements.

   DERIVATIVE FINANCIAL INSTRUMENTS. The Company's investments in mortgage-backed securities of $3.3 billion and $2.9 billion, at market values, at December 31, 1997 and 1996, respectively, are primarily residential collateralized mortgage obligations and pass-throughs ("CMOs"). CMOs, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs comprised of the riskier, more volatile type (e.g., interest only, inverse floaters, etc.) has been intentionally limited to only a small amount (i.e., less than 1.5% and 1% of total CMOs at December 31, 1997 and 1996, respectively).

   The Company does not enter into financial instruments for trading or speculative purposes. The Company's involvement in other investment-type derivatives is also, intentionally, of a very limited nature. Such derivatives include call options, interest rate swaps on bond investments, currency-linked bonds and fixed-rate loan commitments. Individually, and in the aggregate, the notional amounts and fair values of these derivatives are not material and thus no additional disclosures are warranted.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  POLICY AND CONTRACT LIABILITIES

   REINSURANCE. The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. Reinsurance contracts do not relieve the Company of its obligations to policyholders. A continuing liability exists in the event a reinsurance company is unable to meet its obligations to the Company. The financial condition of its reinsurers is evaluated by the Company to minimize its exposure to losses from reinsurer insolvencies.

   The balance sheet caption "Reinsurance Recoverables" is comprised of the following amounts:

                                                                                             DECEMBER 31
                                                                                         --------------------
                                                                                           1997       1996
                                                                                         ---------  ---------
Unpaid losses and adjustment expense...................................................  $     906  $     136

Paid claims............................................................................        770        957

Life policy liabilities................................................................     26,756     23,784

Other reinsurance recoverables.........................................................         83        327
                                                                                         ---------  ---------

        Total reinsurance recoverables.................................................  $  28,515  $  25,204
                                                                                         ---------  ---------
                                                                                         ---------  ---------

   The effects of reinsurance on the premium and policy benefit amounts in the Statement of Consolidated Income are as follows:

                                                                                YEAR ENDED DECEMBER 31
                                                                            -------------------------------
                                                                              1997       1996       1995
                                                                            ---------  ---------  ---------

Reinsurance Ceded:

  Premiums................................................................  $ (13,305) $ (13,679) $ (10,385)
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

  Policy benefits.........................................................  $  (7,853) $  (4,039) $  (6,344)
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

Reinsurance Assumed:

  Premiums................................................................  $     180  $     175  $  (5,456)
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

  Policy benefits.........................................................  $   2,902  $   2,500  $  (2,503)
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

   In 1995, the Company sold a reinsurance assumed block of group disabled lives, involving disability income coverage, back to the ceding reinsurance pool. The ceding pool acquired the Company's $5.7 million disabled life claim reserve for a return-of-premium payment of $5.7 million. The reinsurance assumed premiums and policy benefits shown above reflect this transaction.

   POLICY AND CONTRACT CLAIMS. Accident and health claim reserves, the majority of which are incurred and paid in full within a one-year period, amount to less than 1% of total policy and contract liabilities. Therefore, no additional disclosures are warranted.

7.  STATUTORY BASIS INFORMATION

   The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 7 (continued)
   Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. The net income reported in the Statement of Consolidated Income does not include the net income of either WM Life Insurance Company or Empire Life Insurance Company, as their acquisition was effective December 31, 1997.

   Statutory net income and shareholder's equity, by company, are as follows:

                                                                                 YEAR ENDED DECEMBER 31
                                                                           ----------------------------------
                                                                              1997        1996        1995
                                                                           ----------  ----------  ----------

Statutory Net Income:

  SAFECO Life Insurance Company..........................................  $   95,012  $   95,676  $  101,456

  SAFECO National Life Insurance Company.................................       1,322       1,249       1,187

  First SAFECO National Life Insurance Company
    of New York..........................................................         314         318         404
                                                                           ----------  ----------  ----------

        Total............................................................  $   96,648  $   97,243  $  103,047
                                                                           ----------  ----------  ----------
                                                                           ----------  ----------  ----------


                                                                                      DECEMBER 31
                                                                           ----------------------------------
                                                                              1997        1996        1995
                                                                           ----------  ----------  ----------

Statutory Stockholder's Equity:

  SAFECO Life Insurance Company and Subsidiaries.........................  $  672,230  $  587,658  $  504,683
                                                                           ----------  ----------  ----------
                                                                           ----------  ----------  ----------

   The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 1997.

8.  DIVIDEND RESTRICTIONS

   Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. Under insurance regulations of the state of Washington, the restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $94,672 at December 31, 1997.

9.  EMPLOYEE BENEFIT PLANS

   SAFECO Corporation and subsidiary companies (the Companies) administer defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a savings plan. Benefits are earned under the defined benefit plan for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $7,531, $7,901 and $7,599 for the years ended December 31, 1997, 1996 and 1995, respectively.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 9 (continued)

    The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree. The Company accrues for these costs during the years that employees provide services, pursuant to FASB Statement 106. Net periodic other postretirement benefit costs for the Company were $392, $474 and $282 in 1997, 1996 and 1995, respectively.

    The following table summarizes the Company's allocated share of the funded status of the plan:

                                                                                     DECEMBER 31
                                                                                 --------------------
                                                                                   1997       1996
                                                                                 ---------  ---------
Total accumulated postretirement benefit obligation (APBO).....................  $   4,709  $   3,765

Less: plan assets at fair value................................................        172        133
                                                                                 ---------  ---------

APBO in excess of plan assets..................................................      4,537      3,632

Unrecognized gain..............................................................        631      1,283
                                                                                 ---------  ---------

Accrued postretirement benefit cost recorded on the balance sheet..............  $   5,168  $   4,915
                                                                                 ---------  ---------
                                                                                 ---------  ---------

    Discount rate assumptions of 7.375%, 7.75% and 7.5% were used at December 31, 1997, 1996 and 1995, respectively. The accumulated postretirement benefit obligation at December 31, 1997 was determined using a healthcare cost trend rate of 10% for 1998, declining by 1% per year, starting in 1999, to 6% and remaining at that level thereafter. A one percentage point increase in the assumed healthcare cost trend rate for each year would increase the accumulated other postretirement benefit obligation as of December 31, 1997 by $626 and the annual net periodic other postretirement benefit cost for the year then ended by $68.

10. INCOME TAXES

   The Company uses the liability method of accounting for income taxes pursuant to FASB Statement 109, "Accounting for Income Taxes." Under the liability method, deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

   Differences between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for federal income taxes are as follows:

                                                                           YEAR ENDED DECEMBER 31
                                                                       -------------------------------
                                                                         1997       1996       1995
                                                                       ---------  ---------  ---------
Computed "expected" tax expense......................................  $  51,669  $  50,751  $  48,631
Dividends received deduction.........................................        (49)       (24)       (44)
Tax exempt interest..................................................         (4)        (6)        (7)
Other................................................................     (1,600)       225       (550)
                                                                       ---------  ---------  ---------
        Income tax expense...........................................  $  50,016  $  50,946  $  48,030
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------
Percent of income tax expense to income before tax...................       33.9%      35.1%      34.6%
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 10 (continued)
   The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                                  DECEMBER 31
                                                                              --------------------
                                                                                1997       1996
                                                                              ---------  ---------

Deferred tax assets:

  Discounted loss and adjustment expense reserves...........................  $      77  $   1,359

  Uncollected premium adjustment............................................      2,607      2,270

  Adjustment to life policy liabilities.....................................     51,176     34,773

  Capitalization of policy acquisition costs................................     40,354     33,393

  Postretirement benefits...................................................      1,809      1,720

  Realized capital losses...................................................      3,534      5,887

  Guarantee fund assessments................................................      4,163      3,518

  Other.....................................................................      2,031      1,630
                                                                              ---------  ---------

        Total deferred tax assets...........................................    105,751     84,550
                                                                              ---------  ---------

Deferred tax liabilities:

  Deferred policy acquisition costs.........................................     96,317     90,826

  Present value of future profits...........................................      3,084     --

  Bond discount accrual.....................................................     19,631      9,525

  Unrealized appreciation of investment securities (Net of deferred policy
    acquisition costs valuation allowance: 1997-$12,372; 1996-$6,664).......    164,449     86,120

  Other.....................................................................      1,566      1,727
                                                                              ---------  ---------

        Total deferred tax liabilities......................................    285,047    188,198
                                                                              ---------  ---------

        Net deferred tax liability..........................................  $ 179,296  $ 103,648
                                                                              ---------  ---------
                                                                              ---------  ---------

   The following table reconciles the deferred tax benefit in the Statement of Income to the change in the deferred tax liability in the balance sheet for the year ended December 31:

                                                                       1997       1996       1995
                                                                     ---------  ---------  ---------

Deferred tax benefit...............................................  $  (4,689) $  (6,471) $ (13,800)

Net deferred tax liability acquired in acquisitions................      2,008     --         --

Deferred tax changes reported in shareholder's equity:

  Increase (decrease) in liability related to unrealized
    appreciation or depreciation of investment securities..........     84,037    (94,694)   255,506

  Increase (decrease) in liability related to deferred policy
    acquisition costs valuation allowance..........................     (5,708)     8,321    (14,985)
                                                                     ---------  ---------  ---------

Increase (decrease) in net deferred tax liability..................  $  75,648  $ (92,844) $ 226,721
                                                                     ---------  ---------  ---------
                                                                     ---------  ---------  ---------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. SEGMENT DATA

   A major portion of investment income, realized gains or losses and assets is specifically identifiable with an industry segment. The remainder of these amounts has been allocated in proportion to the investment income identified with each segment.

                                                                         YEAR ENDED DECEMBER 31, 1997
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------
Revenue:
  Premiums and Other (Including $29,169 of financial services
    revenue received from affiliates).............................  $    56,649  $   205,697  $     262,346
  Identifiable Investment Income..................................      564,917      263,240        828,157
  Investment Income Allocated.....................................       54,188       25,571         79,759
  Identifiable Realized Gain (Loss) from Investments..............         (789)       1,400            611
  Realized Gain from Investments Allocated........................        4,213        1,983          6,196
                                                                    -----------  -----------  -------------
        Total Revenue.............................................  $   679,178  $   497,891  $   1,177,069
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------
Amortization of Deferred Policy Acquisition Costs.................  $    16,249  $    20,697  $      36,946
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------
Income Before Income Taxes........................................  $    80,110  $    67,515  $     147,625
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------


                                                                               DECEMBER 31, 1997
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------
Identifiable Assets:
  Deferred Policy Acquisition Costs...............................  $   166,447  $    73,396  $     239,843
  Policy Loans....................................................       32,091       28,158         60,249
  Invested Assets.................................................    8,378,819    3,412,049     11,790,868
  Other...........................................................      627,490      834,628      1,462,118
Invested Assets Allocated.........................................      710,485      335,825      1,046,310
Other Assets Allocated............................................       15,543        7,526         23,069
                                                                    -----------  -----------  -------------
        Total Assets..............................................  $ 9,930,875  $ 4,691,582  $  14,622,457
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

                                                                         YEAR ENDED DECEMBER 31, 1996
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------
Revenue:
  Premiums and Other (Including $35,477 of financial services
    revenue received from affiliates).............................  $    48,964  $   204,069  $     253,033
  Identifiable Investment Income..................................      506,628      256,939        763,567
  Investment Income Allocated.....................................       48,157       24,314         72,471
  Identifiable Realized Gain from Investments.....................        2,636        2,884          5,520
  Realized Gain from Investments Allocated........................        3,271        1,648          4,919
                                                                    -----------  -----------  -------------
        Total Revenue.............................................  $   609,656  $   489,854  $   1,099,510
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------
Amortization of Deferred Policy Acquisition Costs.................  $    13,756  $    21,896  $      35,652
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------
Income Before Income Taxes........................................  $    81,849  $    63,153  $     145,002
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 11 (continued)

                                                                               DECEMBER 31, 1996
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------

Identifiable Assets:

  Deferred Policy Acquisition Costs...............................  $   163,802  $    76,662  $     240,464

  Policy Loans....................................................       30,774       27,379         58,153

  Invested Assets.................................................    6,660,938    3,298,105      9,959,043

  Other...........................................................      163,855      533,823        697,678

Invested Assets Allocated.........................................      707,269      357,068      1,064,337

Other Assets Allocated............................................       18,288        9,247         27,535
                                                                    -----------  -----------  -------------

        Total Assets..............................................  $ 7,744,926  $ 4,302,284  $  12,047,210
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

                                                                         YEAR ENDED DECEMBER 31, 1995
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------

Revenue:

  Premiums and Other (Including $29,029 of financial services
    revenue received from affiliates).............................  $    45,284  $   203,349  $     248,633

  Identifiable Investment Income..................................      450,655      256,570        707,225

  Investment Income Allocated.....................................       44,043       26,232         70,275

  Identifiable Realized Gain (Loss) from Investments..............       16,020       (8,586)         7,434

  Realized Loss from Investments Allocated........................       (1,112)        (646)        (1,758)
                                                                    -----------  -----------  -------------

        Total Revenue.............................................  $   554,890  $   476,919  $   1,031,809
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

Amortization of Deferred Policy Acquisition Costs.................  $    12,222  $    20,154  $      32,376
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

Income Before Income Taxes........................................  $    84,956  $    53,990  $     138,946
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------


                                                                               DECEMBER 31, 1995
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------

Identifiable Assets:

  Deferred Policy Acquisition Costs...............................  $   143,228  $    67,263  $     210,491

  Policy Loans....................................................       29,109       26,816         55,925

  Invested Assets.................................................    6,086,143    3,261,042      9,347,185

  Other...........................................................      155,358      327,863        483,221

Invested Assets Allocated.........................................      671,864      400,160      1,072,024

Other Assets Allocated............................................       18,179       11,148         29,327
                                                                    -----------  -----------  -------------

  Total Assets....................................................  $ 7,103,881  $ 4,094,292  $  11,198,173
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. IMPACT OF YEAR 2000 (UNAUDITED)

   Some of the Company's older computer programs were written using two digits rather than four to define the applicable year. As a result, those computer programs have time sensitive software that recognize a date using "00" as the year 1900 rather than the year 2000. This is commonly called the "Year 2000 problem." The Company has completed its assessment and has been modifying and replacing portions of its software so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. The Year 2000 compliance cost for the Company is estimated at approximately $1,050, and as of December 31, 1997, the Company has incurred and expensed approximately $570. Based on the current progress and continuing modifications, the Company believes that it will be Year 2000 compliant and that the Year 2000 problem will not pose significant operational problems for its computer systems.

HYPOTHETICAL ILLUSTRATIONS
-------------------------------------------------------------------

OF DEATH BENEFITS, POLICY ACCOUNT, CASH SURRENDER VALUES, AND
ACCUMULATED PREMIUMS

The following tables have been prepared to show how the key financial elements of the Policy work. The tables show how death benefits, Policy Account and Cash Surrender Values (policy benefits) could vary over an extended period of time if the Investment Division of the Separate Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 6% or 12% over a period of years, but went above or below those figures in individual Policy Years. The Policy benefits will also differ, depending on the premium allocations to each Investment Division, if the overall actual rates of return averaged 0%, 6% or 12%, but went above or below those figures for the individual Investment Divisions. The tables are for preferred and standard risk male non-smokers. Planned premium payments are assumed to be paid at the beginning of each Policy Year. The difference between the Policy Account and the Cash Surrender Value in the first ten years is the surrender charge. The Policy Account amounts reflect the front-end charges.

The tables illustrates cost of insurance and expense charges (Policy cost factors) at both the current rates and the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy Year reflect a daily charge against the Investment Divisions. This charge includes a .90% charge against the Separate Account for mortality and expense risks; the effect on each Division's investment experience of the charge to Funds' assets for investment management (0.62%, an average of the 1997 actual investment management fees charged to the various Portfolios of the Funds); and 0.15% direct Funds' operating expenses. The effect of these adjustments is that on a 0% gross rate of return the net rate of return would be -1.67%, on 6% it would be 4.33%, and on 12% it would be 10.33%.

The tables assume deduction of an applicable premium tax rate based on 2.1% of premiums and 3% of premium sales load. There are tables for both male preferred non-smoker age 45 and male standard non-smoker age 45 and each class is illustrated using CURRENT and GUARANTEED Policy cost factors. The current tables assume that the monthly charge remains constant at $4.00. The guaranteed tables assume that the monthly charge remains constant at $8.00. The tables reflect the fact that SAFECO does not currently make any charge for federal taxes.

If SAFECO charged for those taxes in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the premiums was invested to earn interest, after taxes, of 5% compounded annually. These tables show that if a policy is returned in its very early years for payment of its Cash Surrender Value, that Cash Surrender Value will be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of holding a Policy for a relatively short time will be high.

INDIVIDUAL ILLUSTRATIONS. If requested, SAFECO will furnish a comparable illustration based on the age, sex and underwriting classification of the proposed Primary Insured, and an initial Face Amount of Insurance and planned premiums as selected. If a Policy is purchased, SAFECO will deliver an individualized illustration reflecting the planned premium chosen and the Primary Insured's actual risk class.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $100,000
Death Benefit Option:                  A
Death Benefits Payable to
 Age:                                 95
Annual Planned Premium(1):     $2,000.00
Issue Age:                            45
Premiums Payable to Age:              95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      RESULTS ASSUMING CURRENT CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

                                             0.00%                                     6.00%
                            ---------------------------------------   ---------------------------------------
                 ACCUM                      POLICY         CASH                       POLICY         CASH
  END OF      PREMIUM (5%      DEATH        ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER
POLICY YEAR      INT)         BENEFIT        VALUE         VALUE        BENEFIT        VALUE         VALUE

          1        2,100       100,000         1,379           899       100,000         1,477           997

          2        4,305       100,000         2,936         2,335       100,000         3,226         2,625

          3        6,620       100,000         4,435         3,715       100,000         5,019         4,298

          4        9,051       100,000         5,886         5,079       100,000         6,866         6,060

          5       11,604       100,000         7,294         6,488       100,000         8,776         7,970

          6       14,284       100,000         8,661         8,016       100,000        10,753        10,107

          7       17,098       100,000         9,976         9,492       100,000        12,788        12,305

          8       20,053       100,000        11,239        10,916       100,000        14,886        14,563

          9       23,156       100,000        12,449        12,288       100,000        17,048        16,886

         10       26,414       100,000        13,604        13,604       100,000        19,274        19,274

         11       29,834       100,000        14,699        14,699       100,000        21,564        21,564

         12       33,426       100,000        15,725        15,725       100,000        23,914        23,914

         13       37,197       100,000        16,681        16,681       100,000        26,327        26,327

         14       41,157       100,000        17,560        17,560       100,000        28,802        28,802

         15       45,315       100,000        18,356        18,356       100,000        31,338        31,338

         16       49,681       100,000        19,063        19,063       100,000        33,938        33,938

         17       54,265       100,000        19,679        19,679       100,000        36,607        36,607

         18       59,078       100,000        20,201        20,201       100,000        39,351        39,351

         19       64,132       100,000        20,621        20,621       100,000        42,172        42,172

         20       69,439       100,000        20,931        20,931       100,000        45,076        45,076

     Age 75      139,522       100,000        11,199        11,199       100,000        84,990        84,990

                             12.00%
             ---------------------------------------
                             POLICY         CASH
  END OF        DEATH        ACCOUNT      SURRENDER
POLICY YEAR    BENEFIT        VALUE         VALUE
          1     100,000         1,576         1,095
          2     100,000         3,528         2,928
          3     100,000         5,651         4,931
          4     100,000         7,970         7,164
          5     100,000        10,514         9,707
          6     100,000        13,307        12,662
          7     100,000        16,366        15,882
          8     100,000        19,720        19,397
          9     100,000        23,401        23,240
         10     100,000        27,446        27,446
         11     100,000        31,891        31,891
         12     100,000        36,778        36,778
         13     100,000        42,159        42,159
         14     100,000        48,091        48,091
         15     100,000        54,643        54,643
         16     100,000        61,892        61,892
         17     100,000        69,933        69,933
         18     100,000        78,874        78,874
         19     110,080        88,774        88,774
         20     121,582        99,658        99,658
     Age 75     301,291       286,943       286,943

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $100,000
Death Benefit Option:                  A
Death Benefits Payable to
 Age:                                 95
Annual Planned Premium(1):     $2,000.00
Issue Age:                            45
Premiums Payable to Age:              95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     RESULTS ASSUMING GUARANTEED CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

                                           0.00%                                     6.00%
                          ---------------------------------------   ---------------------------------------
  END OF       ACCUM                      POLICY         CASH                       POLICY         CASH
  POLICY    PREMIUM (5%      DEATH        ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER
   YEAR        INT)         BENEFIT        VALUE         VALUE        BENEFIT        VALUE         VALUE

         1       2,100       100,000         1,196           715       100,000         1,288           808

         2       4,305       100,000         2,588         1,988       100,000         2,856         2,255

         3       6,620       100,000         3,933         3,213       100,000         4,468         3,747

         4       9,051       100,000         5,230         4,423       100,000         6,124         5,317

         5      11,604       100,000         6,477         5,670       100,000         7,825         7,019

         6      14,284       100,000         7,671         7,025       100,000         9,570         8,925

         7      17,098       100,000         8,808         8,324       100,000        11,357        10,873

         8      20,053       100,000         9,885         9,562       100,000        13,183        12,861

         9      23,156       100,000        10,895        10,734       100,000        15,047        14,886

        10      26,414       100,000        11,835        11,835       100,000        16,945        16,945

        11      29,834       100,000        12,698        12,698       100,000        18,874        18,874

        12      33,426       100,000        13,483        13,483       100,000        20,836        20,836

        13      37,197       100,000        14,185        14,185       100,000        22,830        22,830

        14      41,157       100,000        14,798        14,798       100,000        24,854        24,854

        15      45,315       100,000        15,314        15,314       100,000        26,905        26,905

        16      49,681       100,000        15,724        15,724       100,000        28,978        28,978

        17      54,265       100,000        16,016        16,016       100,000        31,072        31,072

        18      59,078       100,000        16,174        16,174       100,000        33,177        33,177

        19      64,132       100,000        16,180        16,180       100,000        35,286        35,286

        20      69,439       100,000        16,019        16,019       100,000        37,397        37,397

    Age 75     139,522                                                 100,000        59,341        59,341

                            12.00%
            ---------------------------------------
  END OF                    POLICY         CASH
  POLICY       DEATH        ACCOUNT      SURRENDER
   YEAR       BENEFIT        VALUE         VALUE
         1     100,000         1,380           900
         2     100,000         3,135         2,535
         3     100,000         5,048         4,327
         4     100,000         7,133         6,327
         5     100,000         9,410         8,603
         6     100,000        11,894        11,249
         7     100,000        14,606        14,122
         8     100,000        17,568        17,245
         9     100,000        20,804        20,642
        10     100,000        24,341        24,341
        11     100,000        28,213        28,213
        12     100,000        32,459        32,459
        13     100,000        37,125        37,125
        14     100,000        42,262        42,262
        15     100,000        47,928        47,928
        16     100,000        54,191        54,191
        17     100,000        61,131        61,131
        18     100,000        68,844        68,844
        19     100,000        77,443        77,443
        20     106,178        87,031        87,031
    Age 75     293,897       279,902       279,902

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:            $100,000
Death Benefit Option:                  A
Death Benefits Payable to
 Age:                                 95
Annual Planned Premium(1):     $2,000.00
Issue Age:                            45
Premiums Payable to Age:              95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      RESULTS ASSUMING CURRENT CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

                                             0.00%                                     6.00%
                            ---------------------------------------   ---------------------------------------
                 ACCUM                      POLICY         CASH                       POLICY         CASH
  END OF      PREMIUM (5%      DEATH        ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER
POLICY YEAR      INT)         BENEFIT        VALUE         VALUE        BENEFIT        VALUE         VALUE

          1        2,100       100,000         1,324           844       100,000         1,421           940

          2        4,305       100,000         2,828         2,228       100,000         3,111         2,511

          3        6,620       100,000         4,276         3,556       100,000         4,844         4,124

          4        9,051       100,000         5,677         4,870       100,000         6,630         5,824

          5       11,604       100,000         7,036         6,229       100,000         8,476         7,670

          6       14,284       100,000         8,355         7,710       100,000        10,388         9,742

          7       17,098       100,000         9,624         9,140       100,000        12,356        11,872

          8       20,053       100,000        10,842        10,519       100,000        14,383        14,061

          9       23,156       100,000        12,008        11,847       100,000        16,472        16,311

         10       26,414       100,000        13,119        13,119       100,000        18,623        18,623

         11       29,834       100,000        14,172        14,172       100,000        20,835        20,835

         12       33,426       100,000        15,150        15,150       100,000        23,098        23,098

         13       37,197       100,000        16,051        16,051       100,000        25,414        25,414

         14       41,157       100,000        16,871        16,871       100,000        27,782        27,782

         15       45,315       100,000        17,602        17,602       100,000        30,204        30,204

         16       49,681       100,000        18,238        18,238       100,000        32,677        32,677

         17       54,265       100,000        18,779        18,779       100,000        35,209        35,209

         18       59,078       100,000        19,217        19,217       100,000        37,803        37,803

         19       64,132       100,000        19,547        19,547       100,000        40,462        40,462

         20       69,439       100,000        19,761        19,761       100,000        43,193        43,193

     Age 75      139,522       100,000         8,294         8,294       100,000        79,767        79,767

                             12.00%
             ---------------------------------------
                             POLICY         CASH
  END OF        DEATH        ACCOUNT      SURRENDER
POLICY YEAR    BENEFIT        VALUE         VALUE
          1     100,000         1,517         1,037
          2     100,000         3,407         2,806
          3     100,000         5,461         4,740
          4     100,000         7,705         6,899
          5     100,000        10,167         9,360
          6     100,000        12,870        12,225
          7     100,000        15,832        15,348
          8     100,000        19,080        18,757
          9     100,000        22,646        22,485
         10     100,000        26,563        26,563
         11     100,000        30,869        30,869
         12     100,000        35,599        35,599
         13     100,000        40,801        40,801
         14     100,000        46,535        46,495
         15     100,000        52,865        52,815
         16     100,000        59,868        59,807
         17     100,000        67,636        67,562
         18     100,000        76,276        76,186
         19     106,495        85,883        85,775
         20     117,672        96,452        96,325
     Age 75     325,878       310,360       310,360

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:            $100,000
Death Benefit Option:                  A
Death Benefits Payable to
 Age:                                 95
Annual Planned Premium(1):     $2,000.00
Issue Age:                            45
Premiums Payable to Age:              95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     RESULTS ASSUMING GUARANTEED CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

                                           0.00%                                     6.00%
                          ---------------------------------------   ---------------------------------------
  END OF       ACCUM                      POLICY         CASH                       POLICY         CASH
  POLICY    PREMIUM (5%      DEATH        ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER
   YEAR        INT)         BENEFIT        VALUE         VALUE        BENEFIT        VALUE         VALUE

         1       2,100       100,000         1,196           715       100,000         1,288           808
         2       4,305       100,000         2,588         1,988       100,000         2,856         2,255
         3       6,620       100,000         3,933         3,213       100,000         4,468         3,747
         4       9,051       100,000         5,230         4,423       100,000         6,124         5,317
         5      11,604       100,000         6,477         5,670       100,000         7,825         7,019
         6      14,284       100,000         7,671         7,025       100,000         9,570         8,925
         7      17,098       100,000         8,808         8,324       100,000        11,357        10,873
         8      20,053       100,000         9,885         9,562       100,000        13,183        12,861
         9      23,156       100,000        10,895        10,734       100,000        15,047        14,886
        10      26,414       100,000        11,835        11,835       100,000        16,945        16,945
        11      29,834       100,000        12,698        12,698       100,000        18,874        18,874
        12      33,426       100,000        13,483        13,483       100,000        20,836        20,836
        13      37,197       100,000        14,185        14,185       100,000        22,830        22,830
        14      41,157       100,000        14,798        14,798       100,000        24,854        24,854
        15      45,315       100,000        15,314        15,314       100,000        26,905        26,905
        16      49,681       100,000        15,724        15,724       100,000        28,978        28,978
        17      54,265       100,000        16,016        16,016       100,000        31,072        31,072
        18      59,078       100,000        16,174        16,174       100,000        33,177        33,177
        19      64,132       100,000        16,180        16,180       100,000        35,286        35,286
        20      69,439       100,000        16,019        16,019       100,000        37,397        37,397
    Age 75     139,522                                                 100,000        59,341        59,341

                            12.00%
            ---------------------------------------
  END OF                    POLICY         CASH
  POLICY       DEATH        ACCOUNT      SURRENDER
   YEAR       BENEFIT        VALUE         VALUE
         1     100,000         1,380           900
         2     100,000         3,135         2,535
         3     100,000         5,048         4,327
         4     100,000         7,133         6,327
         5     100,000         9,410         8,603
         6     100,000        11,894        11,249
         7     100,000        14,606        14,122
         8     100,000        17,568        17,245
         9     100,000        20,804        20,642
        10     100,000        24,341        24,341
        11     100,000        28,213        28,213
        12     100,000        32,459        32,459
        13     100,000        37,125        37,125
        14     100,000        42,262        42,262
        15     100,000        47,928        47,928
        16     100,000        54,191        54,191
        17     100,000        61,131        61,131
        18     100,000        68,844        68,844
        19     100,000        77,443        77,443
        20     106,178        87,031        87,031
    Age 75     293,897       279,902       279,902

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATIONS
-------------------------------------------------------------------

OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH SURRENDER
VALUES IN RELATION TO THE FUNDS' INVESTMENT EXPERIENCE

In order to demonstrate how actual investment experience of the Funds affected the Death Benefits, Policy Account and Cash Surrender Values (policy benefits) of a Policy, the following hypothetical illustrations were developed and are based upon the actual experience of the Portfolios of the Funds. These illustrations assume that the Separate Account acquired an interest in the Portfolios at their inception.

These tables illustrate cost of insurance and expense charges (Policy cost factors) at both the current rates and the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy Year reflect a daily charge against the Investment Divisions. This charge includes a .90% charge against the Separate Account for mortality and expense risks, the effect on each Division's actual investment experience of the investment management fees and direct operating expenses. These tables also assume deduction of a premium tax rate based on 2.1% of premiums and 3% of premium sales load. The tables are for preferred risk male non-smoker age 45. Planned premium payments are assumed to be paid at the beginning of each Policy Year.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $100,000  Annual Planned Premium(1):  $2,000.00
Death Benefit Option:                  A  Issue Age:                         45
Death Benefits Payable to
Age:                                  95  Premiums Payable to Age:           95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      FIDELITY'S VIP MONEY MARKET DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1983           100,000        1,542          1,061        100,000        1,349            868
           1984           100,000        3,464          2,864        100,000        3,075          2,475
           1985           100,000        5,418          4,698        100,000        4,834          4,114
           1986           100,000        7,389          6,582        100,000        6,603          5,797
           1987           100,000        9,434          8,627        100,000        8,427          7,621
           1988           100,000       11,682         11,037        100,000       10,418          9,773
           1989           100,000       14,283         13,799        100,000       12,715         12,231
           1990           100,000       16,902         16,579        100,000       15,012         14,689
           1991           100,000       19,321         19,159        100,000       17,110         16,949
           1992           100,000       21,379         21,379        100,000       18,865         18,865
           1993           100,000       23,311         23,311        100,000       20,486         20,486
           1994           100,000       25,505         25,505        100,000       22,316         22,316
           1995           100,000       28,172         28,172        100,000       24,542         24,542
           1996           100,000       30,796         30,796        100,000       26,708         26,708
           1997           100,000       33,530         33,530        100,000       28,941         28,941

--------------------------------------------------------------------------------

                      FIDELITY'S VIP HIGH INCOME DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1986           100,000        1,682          1,201        100,000        1,480          1,000
           1987           100,000        3,302          2,702        100,000        2,931          2,331
           1988           100,000        5,421          4,701        100,000        4,841          4,120
           1989           100,000        6,616          5,809        100,000        5,906          5,099
           1990           100,000        7,893          7,086        100,000        7,035          6,228
           1991           100,000       12,697         12,052        100,000       11,327         10,682
           1992           100,000       17,412         16,928        100,000       15,525         15,041
           1993           100,000       22,634         22,312        100,000       20,161         19,838
           1994           100,000       23,497         23,336        100,000       20,879         20,718
           1995           100,000       29,946         29,946        100,000       26,561         26,561
           1996           100,000       35,553         35,553        100,000       31,472         31,472
           1997           100,000       43,249         43,249        100,000       38,223         38,223

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $100,000  Annual Planned Premium(1):  $2,000.00
Death Benefit Option:                  A  Issue Age:                         45
Death Benefits Payable to
Age:                                  95  Premiums Payable to Age:           95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     FIDELITY'S VIP EQUITY-INCOME DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1987           100,000        1,373            893        100,000        1,190            710
           1988           100,000        3,663          3,063        100,000        3,252          2,652
           1989           100,000        6,130          5,410        100,000        5,478          4,757
           1990           100,000        6,418          5,612        100,000        5,723          4,916
           1991           100,000       10,442          9,635        100,000        9,334          8,528
           1992           100,000       13,915         13,270        100,000       12,431         11,786
           1993           100,000       18,144         17,660        100,000       16,195         15,711
           1994           100,000       20,864         20,541        100,000       18,591         18,268
           1995           100,000       30,062         29,901        100,000       26,767         26,605
           1996           100,000       35,805         35,805        100,000       31,837         31,837
           1997           100,000       47,514         47,514        100,000       42,213         42,213

--------------------------------------------------------------------------------

                         FIDELITY'S VIP GROWTH DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1987           100,000        1,452            971        100,000        1,264            783
           1988           100,000        3,530          2,930        100,000        3,133          2,533
           1989           100,000        6,723          6,002        100,000        6,018          5,298
           1990           100,000        7,217          6,410        100,000        6,450          5,643
           1991           100,000       12,747         11,940        100,000       11,428         10,622
           1992           100,000       15,503         14,858        100,000       13,883         13,238
           1993           100,000       20,201         19,717        100,000       18,077         17,593
           1994           100,000       21,503         21,180        100,000       19,203         18,880
           1995           100,000       30,986         30,825        100,000       27,650         27,489
           1996           100,000       36,999         36,999        100,000       32,972         32,972
           1997           100,000       47,246         47,296        100,000       42,063         42,063

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $100,000  Annual Planned Premium(1):  $2,000.00
Death Benefit Option:                  A  Issue Age:                         45
Death Benefits Payable to
Age:                                  95  Premiums Payable to Age:           95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        FIDELITY'S VIP OVERSEAS DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1988           100,000        1,525          1,044        100,000        1,333            852
           1989           100,000        3,965          3,365        100,000        3,533          2,933
           1990           100,000        5,399          4,679        100,000        4,820          4,100
           1991           100,000        7,462          6,655        100,000        6,672          5,866
           1992           100,000        7,936          7,129        100,000        7,077          6,270
           1993           100,000       12,974         12,329        100,000       11,581         10,936
           1994           100,000       14,600         14,116        100,000       13,004         12,520
           1995           100,000       17,510         17,188        100,000       15,563         15,240
           1996           100,000       21,321         21,160        100,000       18,906         18,745
           1997           100,000       25,214         25,214        100,000       22,299         22,299

--------------------------------------------------------------------------------

                FIDELITY'S VIP II INVESTMENT GRADE BOND DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1989           100,000        1,560          1,079        100,000        1,365            885
           1990           100,000        3,344          2,744        100,000        2,966          2,366
           1991           100,000        5,709          4,989        100,000        5,099          4,379
           1992           100,000        7,695          6,888        100,000        6,881          6,075
           1993           100,000       10,183          9,377        100,000        9,107          8,301
           1994           100,000       11,156         10,511        100,000        9,950          9,304
           1995           100,000       14,767         14,283        100,000       13,154         12,670
           1996           100,000       16,623         16,301        100,000       14,769         14,446
           1997           100,000       19,571         19,409        100,000       17,339         17,177

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $100,000  Annual Planned Premium(1):  $2,000.00
Death Benefit Option:                  A  Issue Age:                         45
Death Benefits Payable to
Age:                                  95  Premiums Payable to Age:           95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    FIDELITY'S VIP II ASSET MANAGER DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1990           100,000        1,502          1,021        100,000        1,311            831
           1991           100,000        3,815          3,215        100,000        3,395          2,795
           1992           100,000        5,995          5,275        100,000        5,360          4,640
           1993           100,000        9,124          8,318        100,000        8,181          7,374
           1994           100,000        9,912          9,106        100,000        8,870          8,064
           1995           100,000       13,307         12,662        100,000       11,898         11,252
           1996           100,000       16,872         16,388        100,000       15,066         14,582
           1997           100,000       22,033         21,710        100,000       19,652         19,329

--------------------------------------------------------------------------------

                      FIDELITY'S VIP II INDEX 500 DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1993           100,000        1,551          1,071        100,000        1,357            877
           1994           100,000        3,165          2,565        100,000        2,802          2,202
           1995           100,000        6,523          5,803        100,000        5,838          5,117
           1996           100,000        9,893          9,086        100,000        8,877          8,071
           1997           100,000       15,141         14,335        100,000       13,606         12,800

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $100,000  Annual Planned Premium(1):  $2,000.00
Death Benefit Option:                  A  Issue Age:                         45
Death Benefits Payable to
Age:                                  95  Premiums Payable to Age:           95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                FIDELITY'S VIP II ASSET MANAGER: GROWTH DIVISION

                               BASED UPON CURRENT CHARGES                  BASED UPON GUARANTEED CHARGES
       POLICY          -------------------------------------------  -------------------------------------------
      YEAR END            DEATH        POLICY      CASH SURRENDER      DEATH        POLICY      CASH SURRENDER
    DECEMBER 31ST        BENEFIT    ACCOUNT VALUE       VALUE         BENEFIT    ACCOUNT VALUE       VALUE

           1995           100,000         1,771           1,291        100,000         1,565           1,085
           1996           100,000         4,055           3,455        100,000         3,624           3,024
           1997           100,000         7,036           6,316        100,000         6,321           5,601

--------------------------------------------------------------------------------

                     FIDELITY'S VIP II CONTRAFUND DIVISION

                               BASED UPON CURRENT CHARGES                  BASED UPON GUARANTEED CHARGES
       POLICY          -------------------------------------------  -------------------------------------------
      YEAR END            DEATH        POLICY      CASH SURRENDER      DEATH        POLICY      CASH SURRENDER
    DECEMBER 31ST        BENEFIT    ACCOUNT VALUE       VALUE         BENEFIT    ACCOUNT VALUE       VALUE

           1995           100,000         2,044           1,564        100,000         1,823           1,342
           1996           100,000         4,426           3,825        100,000         3,973           3,373
           1997           100,000         7,440           6,720        100,000         6,704           5,984

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $100,000  Annual Planned Premium(1):  $2,000.00
Death Benefit Option:                  A  Issue Age:                         45
Death Benefits Payable to
Age:                                  95  Premiums Payable to Age:           95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      LEXINGTON NATURAL RESOURCES DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1992           100,000        1,444            964        100,000        1,257            777
           1993           100,000        3,373          2,772        100,000        2,989          2,388
           1994           100,000        4,631          3,910        100,000        4,115          3,395
           1995           100,000        7,200          6,393        100,000        6,425          5,618
           1996           100,000       11,059         10,253        100,000        9,888          9,082
           1997           100,000       13,389         12,743        100,000       11,954         11,309

--------------------------------------------------------------------------------

                      LEXINGTON EMERGING MARKETS DIVISION

                               BASED UPON CURRENT CHARGES                  BASED UPON GUARANTEED CHARGES
       POLICY          -------------------------------------------  -------------------------------------------
      YEAR END            DEATH        POLICY      CASH SURRENDER      DEATH        POLICY      CASH SURRENDER
    DECEMBER 31ST        BENEFIT    ACCOUNT VALUE       VALUE         BENEFIT    ACCOUNT VALUE       VALUE

           1995           100,000         1,328             847        100,000         1,147             667
           1996           100,000         3,138           2,538        100,000         2,771           2,171
           1997           100,000         4,110           3,390        100,000         3,639           2,918

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $100,000            Annual Planned Premium(1):    $2,000.00
Death Benefit Option:                  A            Issue Age:                           45
Death Benefits Payable to Age:        95            Premiums Payable to Age:             95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            SAFECO RST BOND DIVISION

                          BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                   -----------------------------------------  -----------------------------------------
     POLICY                       POLICY                                     POLICY
    YEAR END          DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
  DECEMBER 31ST      BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

      1988            100,000        1,507          1,026        100,000        1,316            835
      1989            100,000        3,454          2,854        100,000        3,065          2,465
      1990            100,000        5,327          4,607        100,000        4,751          4,030
      1991            100,000        7,806          7,000        100,000        6,980          6,173
      1992            100,000        9,912          9,105        100,000        8,860          8,053
      1993            100,000       12,561         11,916        100,000       11,213         10,567
      1994            100,000       13,518         13,034        100,000       12,034         11,550
      1995            100,000       17,575         17,253        100,000       15,618         15,296
      1996            100,000       18,963         18,801        100,000       16,797         16,636
      1997            100,000       21,940         21,940        100,000       19,369         19,369

--------------------------------------------------------------------------------

                           SAFECO RST EQUITY DIVISION

                          BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                   -----------------------------------------  -----------------------------------------
     POLICY                       POLICY                                     POLICY
    YEAR END          DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
  DECEMBER 31ST      BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

      1988            100,000        1,818          1,338        100,000        1,609          1,129
      1989            100,000        4,364          3,764        100,000        3,909          3,309
      1990            100,000        5,573          4,853        100,000        4,991          4,271
      1991            100,000        9,026          8,219        100,000        8,108          7,302
      1992            100,000       11,341         10,535        100,000       10,181          9,375
      1993            100,000       16,405         15,759        100,000       14,723         14,078
      1994            100,000       19,382         18,898        100,000       17,371         16,887
      1995            100,000       26,737         26,415        100,000       23,946         23,624
      1996            100,000       35,046         34,885        100,000       31,363         31,201
      1997            100,000       45,380         45,380        100,000       40,583         40,583

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $100,000            Annual Planned Premium(1):    $2,000.00
Death Benefit Option:                  A            Issue Age:                           45
Death Benefits Payable to Age:        95            Premiums Payable to Age:             95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           SAFECO RST GROWTH DIVISION

                          BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                   -----------------------------------------  -----------------------------------------
     POLICY                       POLICY                                     POLICY
    YEAR END          DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
  DECEMBER 31ST      BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE
      1994            100,000        1,587          1,107        100,000        1,391            911
      1995            100,000        4,536          3,936        100,000        4,059          3,458
      1996            100,000        8,074          7,354        100,000        7,263          6,543
      1997            100,000       13,924         13,118        100,000       12,564         11,758

--------------------------------------------------------------------------------

                         SAFECO RST NORTHWEST DIVISION

                          BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                   -----------------------------------------  -----------------------------------------
     POLICY                       POLICY                                     POLICY
    YEAR END          DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
  DECEMBER 31ST      BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE
      1994            100,000        1,451            971        100,000        1,264            783
      1995            100,000        3,269          2,669        100,000        2,894          2,294
      1996            100,000        5,425          4,704        100,000        4,836          4,116
      1997            100,000        9,137          8,330        100,000        8,183          7,376

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

RATES OF RETURN

The previous VIP and VIP II Division tables are based on the investment performance, after actual expenses, of the corresponding VIP and VIP II Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges, or the mortality and expense risk charge of 0.90%; and, they are not an estimate or a guarantee of future investment performance.

      CALENDAR YEAR AVERAGE ANNUAL TOTAL RETURN (%) FOR THE VIP PORTFOLIOS

                            VIP                VIP               VIP
                           MONEY              HIGH             EQUITY-            VIP              VIP
       YEAR               MARKET             INCOME            INCOME           GROWTH          OVERSEAS
------------------------------------------------------------------------------------------------------------
          1983                9.16
          1984               10.43
          1985                8.11
          1986                6.70              17.68
          1987                6.44               1.22             -1.13             3.66
          1988                7.39              11.64             22.71            15.58             8.13
          1989                9.12              -4.17             17.34            31.51            26.28
          1990                8.04              -2.23            -15.29           -11.73            -1.67
          1991                6.09              35.08             31.44            45.51             8.00
          1992                3.90              23.17             16.89             9.32           -10.72
          1993                3.23              20.40             18.29            19.37            37.35
          1994                4.25              -1.64              7.07            -0.02             1.72
          1995                5.87              20.72             35.09            35.36             9.68
          1996                5.41              14.03             14.28            14.71            13.15
          1997                5.51              17.67             28.11            23.48            11.56

    CALENDAR YEAR AVERAGE ANNUAL TOTAL RETURN (%) FOR THE VIP II PORTFOLIOS

                          VIP II
                        INVESTMENT           VIP II             VIP II             VIP II             VIP II
                           GRADE              ASSET              INDEX           ASSET MGR:           CONTRA-
       YEAR                BOND              MANAGER              500              GROWTH              FUND
------------------------------------------------------------------------------------------------------------------
          1989               10.26
          1990                6.21               6.72
          1991               16.38              22.56
          1992                6.65              11.71
          1993               10.96              21.23               9.74
          1994               -3.76              -6.09               1.04
          1995               17.32              16.96              37.19              23.13              39.62
          1996                3.19              14.60              22.71              20.04              21.22
          1997                9.06              20.65              32.82              25.07              24.14

The previous Lexington Natural Resources Trust and Lexington Emerging Markets Fund ("Lexington") Division tables are based on the investment performance, after actual expenses, of the corresponding Lexington Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges, or the mortality and expense risk charge of 0.90%; and, they are not an estimate or a guarantee of future investment performance.

   CALENDAR YEAR AVERAGE ANNUAL TOTAL RETURN (%) FOR THE LEXINGTON PORTFOLIOS

                         LEXINGTON         LEXINGTON
                          NATURAL          EMERGING
       YEAR              RESOURCES          MARKETS
-------------------------------------------------------
          1992                3.22
          1993               10.90
          1994               -5.38
          1995               16.87             -3.93
          1996               26.89              7.46
          1997                7.15            -11.55

The previous SAFECO RST Division tables are based on the investment performance, after actual expenses, of the corresponding SAFECO RST Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges, or the mortality and expense risk charge of 0.90%; and, they are not an estimate or a guarantee of future investment performance.

  CALENDAR YEAR AVERAGE ANNUAL TOTAL RETURN (%) FOR THE SAFECO RST PORTFOLIOS

                       SAFECO           SAFECO            SAFECO             SAFECO
                         RST              RST               RST                RST
      YEAR              BOND            EQUITY            GROWTH            NORTHWEST
-----------------------------------------------------------------------------------------
         1988              7.03            25.98
         1989             11.30            27.11
         1990              6.57            -5.21
         1991             13.98            26.85
         1992              6.82             8.06
         1993             10.55            27.92
         1994             -2.93             8.94             11.92               3.65
         1995             17.87            28.63             41.00               7.42
         1996              0.54            24.79             32.06              12.44
         1997              8.41            24.85             44.55              31.02

STANDARD AND POOR'S 500
-------------------------------------------------------------------

The Standard and Poor's (S&P 500) is a weighted index of 500 widely held stocks:
400 Industrials, 40 Financial Company Stocks, 40 Public Utilities, and 20 Transportation stocks, most of which are traded on the New York Stock Exchange. The S&P 500 is generally regarded as an accurate composite of the overall stock market.

                            STANDARD AND POOR'S 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1983          164.93
1984          167.24
1985          211.28
1986          242.17
1987          247.08
1988          277.72
1989          353.40
1990          330.22
1991          417.09
1992          435.71
1993          466.45
1994          459.27
1995          615.93
1996          740.74
1997          970.43

ILLUSTRATION OF POLICY VALUES--
VARIABLE UNIVERSAL LIFE

Policy accumulation values are calculated assuming the Standard and Poor's 500 Index annual rates of return on a $100,000 policy, death benefit option A, which was purchased in 1983 by a 45 year old, male, preferred non-smoker. The current schedule of cost of insurance rates were used.

               S&P 500      POLICY         CASH
               ANNUAL       ACCOUNT      SURRENDER       DEATH
   YEAR        RETURN        VALUE         VALUE        BENEFIT
-----------  -----------  -----------  -------------  -----------
      1983        22.43%       1,760         1,279       100,000
      1984         6.10%       3,552         2,952       100,000
      1985        31.57%       6,764         6,034       100,000
      1986        18.21%       9,784         8,977       100,000
      1987         5.17%      11,824        11,017       100,000
      1988        16.50%      15,472        14,826       100,000
      1989        31.43%      22,240        21,756       100,000
      1990        -3.19%      22,771        22,449       100,000
      1991        30.55%      31,521        31,360       100,000
      1992         7.68%      35,270        35,270       100,000
      1993        10.00%      40,119        40,119       100,000
      1994         1.32%      41,762        41,762       100,000
      1995        37.51%      59,151        59,151       100,000
      1996        23.25%      74,336        74,336       102,584
      1997        33.35%     100,605       100,605       134,811

1) Assumes an annual $2000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE STANDARD AND POOR'S INDEX RATES SHOWN ABOVE FOR THE LAST 15 YEARS IS A DEMONSTRATION OF A WEIGHTED AVERAGE OF 500 WIDELY HELD STOCKS. IT SHOULD NOT BE DEEMED A REPRESENTATION OF FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE OWNER, THE SIZE OF THE POLICY, ACTUAL PREMIUMS PAID, AND COST OF INSURANCE. THE INFORMATION IN THE CHART IS NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE.

LONG TERM MARKET TRENDS
-------------------------------------------------------------------

The information below covering the period of 1926-1997 an examination of the basic relationship between risk and return among the different asset classes, and between nominal and real (inflation-adjusted) returns. The information is provided because the policyowners have varied investment portfolios available which have different investment objectives and policies. The chart generally demonstrates how different classes of investments have performed during the period. The study of asset returns provides a period long enough to include most of the major types of events that investors have experienced in the past and may experience in the future. This is a historical record and is not intended as a projection of future performance.

The graph depicts the growth of a dollar invested in large company stocks, small company stocks, long-term government bonds, Treasury bills, and a hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 1997. All results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not included, except in the small company stock index starting in 1982. Charges associated with a variable insurance policy are not reflected in the chart.

Each of the cumulative index values is initiated at $1.00 at year-end 1925. The graph illustrates that large company stocks and small company stocks gained the most over the entire period. This growth, however, was earned by taking substantial risk. In contrast, long-term government bonds (with approximately 20-year maturity), which exposed the holder to less risk, grew less.

The lowest risk strategy over the entire period was to buy U.S. Treasury bills. Since Treasury bills tended to track inflation, the resulting real (inflation-adjusted) returns were near zero for the entire 1926-1997 period. [Graph appears here showing the growth of a dollar invested in large company stocks, long-term government bonds, Treasury bills, and a hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 1997.]

Year End 1925 = $1.00
Source: Stocks, Bonds, Bills and Inflation 1998 Yearbook-TM-
Ibbotson Associates, Chicago (annually updates work by
Roger G. Ibbotson and Rex A. Sinquefield). Used with permission.
All rights reserved.

                                  REPRESENTATIONS

1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

2. Registrant represents that the level of the risk charge is reasonable in relation to the risks assumed by the life insurer under the Policies.

3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

     Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request the memorandum.

4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the Separate Account will benefit the Separate Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

5. Registrant represents that the Separate Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

PART II

                            UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15 (d) of the Securities Exchange Act of 1934. The undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                  INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent or another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as if provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

SAFECO Life Insurance Company ("SAFECO") established the Registrant by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, which is a publicly-owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO Mutual Funds. The SAFECO Mutual Funds consist of six Delaware business trusts: SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust (formerly SAFECO Institutional Series Trust) and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of seven mutual funds: SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund and SAFECO U.S. Value Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of five mutual funds: SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund and SAFECO Washington State Municipal Bond Fund. The SAFECO Money Market Fund consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Managed Bond Trust consists of one mutual fund: Managed Bond Fund (formerly Fixed-Income Portfolio). The SAFECO Resources Series Trust consists of six mutual funds:
Equity Portfolio, Growth Portfolio, Northwest Portfolio, Bond Portfolio, Money Market Portfolio and Small Company Portfolio.

SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation and SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and Market Square Holding, Inc., a Minnesota corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, and WM Life Insurance Company, an Arizona corporation. WM Life Insurance Company owns 100% of Empire Life Insurance Company, a Washington corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation, Goldware & Taylor Insurance Service, a California corporation and SAFECO Select Insurance Services, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds
Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of PNMR Securities, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., S.C. Arkansas, Inc., S.C. Bellevue/Lynn, S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Everett/Lynn, S.C. Lynden, Inc., S.C. Lynden/Lynn, S.C. Marysville,
Inc., S.C. Northgate, Inc., S.C. Northgate/LR1, L.L.C., S.C. Vancouver, Inc., S.C. Vancouver/Lynn (Joint Venture), SAFECARE S.C. Bakersfield, Inc. and SAFECARE S.C. Bakersfield/Lynn Limited Partnership. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, and S.C. River Oaks, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: C-W Properties, Inc., Gem State Investors, Inc., Kitsap Mall, Inc., WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation,
Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation: Washington Square, Inc. and Winmar Pacific, Inc.

SAFECO Corporation, a Washington corporation, owns 100% of American States Financial Corporation, an Indiana corporation. American States Financial Corporation owns 100% of American States Insurance Company, an Indiana corporation. American States Insurance Company owns 100% of the following Indiana corporations: American Economy Insurance Company, American States Preferred Insurance Company, American States Life Insurance company, and City Insurance Agency, Inc. American States Insurance Company owns 100% of Insurance Company of Illinois, an Illinois corporation, and American States Lloyds Insurance Company, a Texas corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation.

                         CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises:

I.   The following papers and documents:

          The facing sheet.
          The Prospectus consisting of __ pages.
          The undertaking to file reports.
          The signatures. Written consents of the following persons:
          (1)  Ernst & Young LLP, Independent Auditors
          (2)  James Mankin, Actuary

II.  The following exhibits:


     A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

               (1)    Resolution of Board of Directors of the Company
                      authorizing the Separate Account                         *
               (2)    Not Applicable
               (3)    (a)  Principal Underwriter's Agreement                   *
                      (b)  Broker-Dealer Selling Agreement                     *
                      (c)  Commission Schedule                                 *
               (4)    Not Applicable
               (5)    Individual Flexible Premium Variable
                      Life Insurance Policy                                    *
               (6)    (a)  Articles of Incorporation of the Company
                           Revised as of 11/90                                 *
                      (b)  Bylaws of the Company
                           Revised as of 11/91                                 *
               (7)    Not Applicable
               (8)    Not Applicable
               (9)    (a)  Reinsurance Agreement                               *
                      (b)  Servicing Agreement                                 *
                      (c)  Form of Participation Agreement (Fidelity)
                           Form of Sub-Licensing Agreement                     *
                      (d)  Participation Agreement by and among SAFECO
                           Life Insurance Company, Lexington
                           Natural Resources  Trust, and
                           Lexington Management Corporation                   **
               (10)   (a)  Application Form (revised 4/91)                     *
                      (b)  Part IV of Application Form
                           (revised 7/97)
               (13)   Power Of Attorney                                      ***
               99.C1  Consent of Independent Auditors
               99.2   Opinion and Consent of Counsel
                      (SAFECO Life Ins. Co.)
               99.C6  Consent of Actuary (James Mankin)

*              Incorporated by reference to Post-Effective
               Amendment of SAFECO Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248)

**             Incorporated by reference to Post-Effective
               Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712)

***            Incorporated by reference to Post-Effective
               Amendment of SAFECO Resource Variable Account
               B filed with the SEC on December 29, 1995
               (File No. 33-69600)

                                     SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 486(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Seattle and State of Washington on the 27th day of April, 1998.

                              SAFECO Separate Account SL

                              By: SAFECO Life Insurance Company
                                   (Depositor)

                              By: /s/ Randall H. Talbot
                                      Randall H. Talbot, President

ATTEST: /s/ Rod Pierson
            Rod Pierson, Secretary

 Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment No. 15 to the Registration Statement on Form S-6 has been signed by the following persons in the capacities and on the dates indicated. Those signatures with an asterisk indicate the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney.

NAME                          TITLE                              TITLE DATE
----                          -----                              ----------

Donald S. Chapman*            Director
Donald S. Chapman

/s/ Boh A. Dickey             Director
Boh A. Dickey

R.H. Eigsti*                  Director and Chairman
R.H. Eigsti

James T. Flynn*               Vice President and
James T. Flynn                Controller (Principal
                              Accounting Officer)

Rod Pierson*                  Director, Senior Vice
Rod Pierson                   President and Secretary

James W. Ruddy*               Director
James W. Ruddy

Robert L. Spaulding*          Director
Robert L. Spaulding

Robert Swegle*                Director
Robert Swegle

/s/ Richard E. Zunker         Director
Richard E. Zunker

                              *By /s/ Boh A. Dickey
                                      Boh A. Dickey
                                      Attorney-in-Fact

                              *By /s/ Randall H. Talbot
                                      Randall H. Talbot
                                      Attorney-in-Fact

                                     EXHIBITS TO

                           POST-EFFECTIVE AMENDMENT NO. 15

                                          TO

                                       FORM S-6

                                         FOR

                                 SEPARATE ACCOUNT SL

                                       EXHIBITS



(10) b         Part IV of Application Form (revised 7/97)
99.C1          Consent of Independent Auditors
99.2           Opinion and Consent of Counsel
99.C6          Consent of Actuary